                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-2111

                       RIVERSOURCE LARGE CAP SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 7/31

Date of reporting period: 1/31

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
DISCIPLINED EQUITY FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JANUARY 31, 2009


RIVERSOURCE DISCIPLINED EQUITY FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH LONG-TERM CAPITAL GROWTH.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    8

Portfolio of Investments...........   11

Statement of Assets and
  Liabilities......................   19

Statement of Operations............   21

Statements of Changes in Net
  Assets...........................   23

Financial Highlights...............   25

Notes to Financial Statements......   34

Proxy Voting.......................   49



                     (DALBAR LOGO)

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The
Seal recognizes communications demonstrating a level of excellence in the industry.


--------------------------------------------------------------------------------
                RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Disciplined Equity Fund (the Fund) Class A shares declined 36.05%
  (excluding sales charge) for the six months ended Jan. 31, 2009.

> The Fund underperformed the unmanaged Standard & Poor's 500 Index (S&P 500
  Index), which fell 33.95% for the same period.

> The Fund also underperformed the Lipper Large-Cap Core Funds Index, representing the Fund's peer group, which declined 33.98%, for the same period.

ANNUALIZED TOTAL RETURNS (for period ended Jan. 31, 2009)
--------------------------------------------------------------------------------


                                                                    Since
                                                                  inception
                            6 months*   1 year  3 years  5 years   4/24/03
---------------------------------------------------------------------------
RiverSource Disciplined
  Equity Fund Class A
  (excluding sales charge)   -36.05%   -41.79%  -13.95%   -5.24%    -0.64%
---------------------------------------------------------------------------
S&P 500 Index
  (unmanaged)(1)             -33.95%   -38.63%  -11.78%   -4.24%    +0.22%
---------------------------------------------------------------------------
Lipper Large-Cap Core
  Funds Index(2)             -33.98%   -38.34%  -11.95%   -4.55%    -0.54%
---------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
2  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




(1) The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Large-Cap Core Funds Index includes the 30 largest large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
                RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JAN. 31, 2009
                                                                    SINCE
Without sales charge        6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
---------------------------------------------------------------------------
Class A (inception
  4/24/03)                   -36.05%   -41.79%  -13.95%   -5.24%    -0.64%
---------------------------------------------------------------------------
Class B (inception
  4/24/03)                   -36.36%   -42.33%  -14.63%   -6.00%    -1.43%
---------------------------------------------------------------------------
Class C (inception
  4/24/03)                   -36.26%   -42.26%  -14.61%   -6.00%    -1.40%
---------------------------------------------------------------------------
Class I (inception
  7/15/04)                   -36.07%   -41.52%  -13.58%     N/A     -4.76%
---------------------------------------------------------------------------
Class R2 (inception
  12/11/06)                  -36.15%   -41.97%     N/A      N/A    -23.05%
---------------------------------------------------------------------------
Class R3 (inception
  12/11/06)                  -36.03%   -41.76%     N/A      N/A    -22.84%
---------------------------------------------------------------------------
Class R4 (inception
  4/24/03)                   -36.05%   -41.77%  -13.84%   -5.12%    -0.48%
---------------------------------------------------------------------------
Class R5 (inception
  12/11/06)                  -35.97%   -41.61%     N/A      N/A    -22.64%
---------------------------------------------------------------------------
Class W (inception
  12/1/06)                   -36.10%   -41.94%     N/A      N/A    -22.21%
---------------------------------------------------------------------------

With sales charge
Class A (inception
  4/24/03)                   -39.74%   -45.10%  -15.63%   -6.37%    -1.67%
---------------------------------------------------------------------------
Class B (inception
  4/24/03)                   -39.43%   -45.11%  -15.59%   -6.30%    -1.56%
---------------------------------------------------------------------------
Class C (inception
  4/24/03)                   -36.88%   -42.81%  -14.61%   -6.00%    -1.40%
---------------------------------------------------------------------------




--------------------------------------------------------------------------------
4  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


AT DEC. 31, 2008
                                                                    SINCE
Without sales charge        6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
---------------------------------------------------------------------------
Class A (inception
  4/24/03)                   -29.09%   -38.74%   -9.10%   -2.59%    +1.44%
---------------------------------------------------------------------------
Class B (inception
  4/24/03)                   -29.24%   -39.16%   -9.76%   -3.31%    +0.68%
---------------------------------------------------------------------------
Class C (inception
  4/24/03)                   -29.26%   -39.20%   -9.79%   -3.31%    +0.67%
---------------------------------------------------------------------------
Class I (inception
  7/15/04)                   -28.85%   -38.47%   -8.78%     N/A     -2.30%
---------------------------------------------------------------------------
Class R2 (inception
  12/11/06)                  -29.15%   -38.77%     N/A      N/A    -19.27%
---------------------------------------------------------------------------
Class R3 (inception
  12/11/06)                  -28.90%   -38.56%     N/A      N/A    -19.04%
---------------------------------------------------------------------------
Class R4 (inception
  4/24/03)                   -29.12%   -38.72%   -9.00%   -2.43%    +1.60%
---------------------------------------------------------------------------
Class R5 (inception
  12/11/06)                  -29.00%   -38.55%     N/A      N/A    -18.91%
---------------------------------------------------------------------------
Class W (inception
  12/1/06)                   -29.13%   -38.89%     N/A      N/A    -18.48%
---------------------------------------------------------------------------

With sales charge
Class A (inception
  4/24/03)                   -33.13%   -42.25%  -10.87%   -3.74%    +0.37%
---------------------------------------------------------------------------
Class B (inception
  4/24/03)                   -32.65%   -42.09%  -10.78%   -3.61%    +0.54%
---------------------------------------------------------------------------
Class C (inception
  4/24/03)                   -29.94%   -39.79%   -9.79%   -3.31%    +0.67%
---------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

 *Not annualized.


--------------------------------------------------------------------------------
                RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
           X              LARGE
                          MEDIUM   SIZE
                          SMALL



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.



ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
--------------------------------------------------------------------------------

                      Total       Net
                      fund        fund
                    expenses  expenses(a)
-----------------------------------------
Class A               0.96%       0.96%
-----------------------------------------
Class B               1.72%       1.72%
-----------------------------------------
Class C               1.72%       1.72%
-----------------------------------------
Class I               0.61%       0.61%
-----------------------------------------
Class R2              1.41%       1.41%
-----------------------------------------
Class R3              1.15%       1.15%
-----------------------------------------
Class R4              0.91%       0.84%
-----------------------------------------
Class R5              0.66%       0.66%
-----------------------------------------
Class W               1.06%       1.06%
-----------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.04% for the year ended July 31, 2008), will not exceed 1.05% for Class A, 1.81% for Class B, 1.81% for Class C, 0.72% for Class I, 1.52% for Class R2, 1.27% for Class R3, 0.88% for Class R4, 0.77% for Class R5 and 1.17% for Class W.



--------------------------------------------------------------------------------
6  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------





SECTOR DIVERSIFICATION(1) (at Jan. 31, 2009; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                      10.3%
------------------------------------------------
Consumer Staples                            13.3%
------------------------------------------------
Energy                                      15.6%
------------------------------------------------
Financials                                  12.7%
------------------------------------------------
Health Care                                 16.2%
------------------------------------------------
Industrials                                  8.0%
------------------------------------------------
Information Technology                      10.6%
------------------------------------------------
Materials                                    2.9%
------------------------------------------------
Telecommunication Services                   0.4%
------------------------------------------------
Utilities                                    0.8%
------------------------------------------------
Other(2)                                     9.2%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.
(2) Cash & Cash Equivalents. Of the 9.2%, 7.3% is due to security lending activity and 1.9% is the Fund's cash equivalent position.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS (at Jan. 31, 2009; % of portfolio assets)
---------------------------------------------------------------------

Chevron                                      5.7%
------------------------------------------------
Johnson & Johnson                            4.7%
------------------------------------------------
Wal-Mart Stores                              4.4%
------------------------------------------------
Pfizer                                       4.4%
------------------------------------------------
Home Depot                                   2.4%
------------------------------------------------
IBM                                          2.2%
------------------------------------------------
Exxon Mobil                                  2.2%
------------------------------------------------
Intel                                        1.8%
------------------------------------------------
PepsiCo                                      1.7%
------------------------------------------------
Comcast Cl A                                 1.5%
------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE  ---------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



--------------------------------------------------------------------------------
8  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 AUG. 1, 2008  JAN. 31, 2009  THE PERIOD(A)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  639.50        $4.03           .98%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.16        $4.96           .98%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  636.40        $7.14          1.74%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.34        $8.80          1.74%
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  637.40        $7.14          1.74%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.34        $8.80          1.74%
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  641.00        $2.43           .59%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,022.11        $2.99           .59%
------------------------------------------------------------------------------------------

Class R2
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  638.50        $5.63          1.37%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.20        $6.93          1.37%
------------------------------------------------------------------------------------------

Class R3
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  639.70        $4.69          1.14%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.35        $5.77          1.14%
------------------------------------------------------------------------------------------

Class R4
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  639.50        $3.33           .81%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,021.01        $4.10           .81%
------------------------------------------------------------------------------------------

Class R5
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  640.30        $2.51           .61%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,022.01        $3.09           .61%

------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT  9

FUND EXPENSES EXAMPLE (continued)  ---------------------------------------------


                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 AUG. 1, 2008  JAN. 31, 2009  THE PERIOD(A)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class W
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  639.00        $4.27          1.04%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.85        $5.27          1.04%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Jan. 31, 2009: -36.05% for Class A, -36.36% for Class B, -36.26% for Class C, -36.07% for Class I, -36.15% for Class R2, -36.03% for Class R3, -36.05% for Class R4, -35.97%
    for Class R5 and -36.10% for Class W.


--------------------------------------------------------------------------------
10  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JAN. 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (98.1%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.6%)
General Dynamics                                        144,205            $8,180,750
United Technologies                                      64,197             3,080,814
                                                                      ---------------
Total                                                                      11,261,564
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.2%)
CH Robinson Worldwide                                    92,540             4,254,989
-------------------------------------------------------------------------------------

AIRLINES (0.1%)
Southwest Airlines                                      273,867(e)          1,925,285
-------------------------------------------------------------------------------------

AUTOMOBILES (0.3%)
Ford Motor                                            1,518,855(b,e)        2,840,260
General Motors                                          561,121(e)          1,688,974
Harley-Davidson                                         144,208(e)          1,756,453
                                                                      ---------------
Total                                                                       6,285,687
-------------------------------------------------------------------------------------

BEVERAGES (3.2%)
Brown-Forman Cl B                                        42,720             1,939,915
Coca-Cola                                               568,927            24,304,561
PepsiCo                                                 690,410            34,679,295
                                                                      ---------------
Total                                                                      60,923,771
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (2.4%)
Amgen                                                   397,145(b)         21,783,403
Cephalon                                                 51,854(b,e)        4,002,092
Gilead Sciences                                         365,720(b)         18,567,604
                                                                      ---------------
Total                                                                      44,353,099
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
Masco                                                   274,495             2,146,551
-------------------------------------------------------------------------------------

CAPITAL MARKETS (1.6%)
E*TRADE Financial                                       256,004(b,e)          291,845
Goldman Sachs Group                                      74,459             6,011,075
Morgan Stanley                                          998,145            20,192,472
State Street                                            155,918(e)          3,628,212
T Rowe Price Group                                       28,175               777,067
                                                                      ---------------
Total                                                                      30,900,671
-------------------------------------------------------------------------------------

CHEMICALS (2.0%)
CF Inds Holdings                                         31,771             1,493,237
Dow Chemical                                          1,666,654            19,316,519
Ecolab                                                   34,297             1,164,726
EI du Pont de Nemours & Co                              125,659             2,885,131
PPG Inds                                                 66,308(e)          2,491,855
Praxair                                                 157,495(e)          9,805,639
                                                                      ---------------
Total                                                                      37,157,107
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (1.6%)
Banco Santander ADR                                      83,264(c)            652,792
BB&T                                                    289,577(e)          5,730,729
Comerica                                                118,453             1,973,427
Fifth Third Bancorp                                     601,610             1,437,848
First Horizon Natl                                      181,074(e)          1,723,826
Huntington Bancshares                                   363,386(e)          1,046,552
KeyCorp                                                 328,985             2,395,011
Marshall & Ilsley                                       169,248(e)            966,406
PNC Financial Services Group                            351,414            11,427,982
SunTrust Banks                                          164,950             2,022,287
Synovus Financial                                       135,983(e)            538,493
Wells Fargo & Co                                         56,909             1,075,580
                                                                      ---------------
Total                                                                      30,990,933
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.9%)
Avery Dennison                                           38,795(e)            940,003
Republic Services                                       243,219             6,289,643
RR Donnelley & Sons                                      79,664               777,521
Waste Management                                        264,866             8,261,170
                                                                      ---------------
Total                                                                      16,268,337
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

COMMUNICATIONS EQUIPMENT (1.0%)
Corning                                                 734,439(e)         $7,425,178
Motorola                                                248,544             1,101,050
QUALCOMM                                                297,886(e)         10,291,962
                                                                      ---------------
Total                                                                      18,818,190
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (3.9%)
Apple                                                   155,131(b)         13,981,957
Dell                                                    817,705(b,e)        7,768,198
IBM                                                     494,262            45,299,111
Lexmark Intl Cl A                                       180,264(b)          4,268,652
QLogic                                                  139,178(b,e)        1,575,495
                                                                      ---------------
Total                                                                      72,893,413
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.2%)
American Express                                         68,310             1,142,826
SLM                                                     210,091(b,e)        2,405,542
                                                                      ---------------
Total                                                                       3,548,368
-------------------------------------------------------------------------------------

DISTRIBUTORS (0.2%)
Genuine Parts                                           104,179             3,335,812
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.4%)
H&R Block                                               391,532             8,116,458
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (3.7%)
Bank of America                                       3,198,568            21,046,577
CIT Group                                               293,875               819,911
Citigroup                                             5,968,599(e)         21,188,526
JPMorgan Chase & Co                                   1,027,716            26,217,036
                                                                      ---------------
Total                                                                      69,272,050
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
Embarq                                                   97,099             3,468,376
Frontier Communications                                 173,926             1,410,540
                                                                      ---------------
Total                                                                       4,878,916
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.6%)
FirstEnergy                                             121,190             6,058,289
Southern                                                146,152             4,888,784
                                                                      ---------------
Total                                                                      10,947,073
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.3%)
Emerson Electric                                        155,014             5,068,958
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.2%)
FLIR Systems                                            132,734(b)          3,314,368
Tyco Electronics                                         80,159(c)          1,135,051
                                                                      ---------------
Total                                                                       4,449,419
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.7%)
BJ Services                                             200,667             2,207,337
ENSCO Intl                                               84,641             2,315,778
Halliburton                                             535,561             9,238,428
Nabors Inds                                             236,334(b,c,e)      2,587,857
Natl Oilwell Varco                                      197,191(b)          5,213,730
Noble                                                   146,159(e)          3,968,217
Smith Intl                                               50,852             1,154,340
Weatherford Intl                                        430,448(b)          4,747,841
                                                                      ---------------
Total                                                                      31,433,528
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (5.7%)
Costco Wholesale                                         88,113             3,967,728
Safeway                                                 216,984             4,649,967
SUPERVALU                                                79,252             1,390,080
SYSCO                                                   103,485             2,306,681
Walgreen                                                155,755(e)          4,269,245
Wal-Mart Stores                                       1,914,179            90,196,115
                                                                      ---------------
Total                                                                     106,779,816
-------------------------------------------------------------------------------------

FOOD PRODUCTS (2.3%)
Archer-Daniels-Midland                                  133,678             3,660,104
Campbell Soup                                            74,438(e)          2,260,682
Dean Foods                                               27,032(b,e)          522,799
General Mills                                           388,802(e)         22,997,637
HJ Heinz                                                 77,259             2,819,954
JM Smucker                                               66,166             2,987,395
Kellogg                                                  91,146             3,982,169
Sara Lee                                                351,117             3,521,704
Tyson Foods Cl A                                        112,926(e)            999,395
                                                                      ---------------
Total                                                                      43,751,839
-------------------------------------------------------------------------------------

GAS UTILITIES (0.1%)
Questar                                                  71,190(e)          2,419,036
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

HEALTH CARE EQUIPMENT & SUPPLIES (0.7%)
Becton Dickinson & Co                                    52,477            $3,813,504
Covidien                                                182,195(c)          6,985,356
Varian Medical Systems                                   52,680(b,e)        1,956,008
                                                                      ---------------
Total                                                                      12,754,868
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.7%)
Cardinal Health                                          71,711             2,699,919
CIGNA                                                   399,133             6,928,948
Quest Diagnostics                                        59,390             2,930,897
Tenet Healthcare                                        456,110(b,e)          488,038
                                                                      ---------------
Total                                                                      13,047,802
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.4%)
Intl Game Technology                                    117,047(e)          1,240,698
McDonald's                                              423,142            24,550,699
Wyndham Worldwide                                        46,479               284,916
                                                                      ---------------
Total                                                                      26,076,313
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.5%)
Black & Decker                                           29,679(e)            858,020
Centex                                                  121,143             1,030,927
DR Horton                                               313,448             1,868,150
KB Home                                                  36,839(e)            393,072
Leggett & Platt                                         116,545             1,455,647
Lennar Cl A                                              85,838               660,094
Pulte Homes                                             111,499             1,131,715
Snap-On                                                  47,778             1,441,940
Stanley Works                                            13,005               406,536
                                                                      ---------------
Total                                                                       9,246,101
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (2.6%)
Colgate-Palmolive                                       212,124            13,796,545
Kimberly-Clark                                           79,020             4,067,159
Procter & Gamble                                        563,360            30,703,120
                                                                      ---------------
Total                                                                      48,566,824
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Constellation Energy Group                               94,112             2,475,145
Dynegy Cl A                                             200,023(b)            422,049
                                                                      ---------------
Total                                                                       2,897,194
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.4%)
3M                                                      233,882            12,580,512
Textron                                                 114,451             1,033,493
Tyco Intl                                               577,631(c)         12,141,804
                                                                      ---------------
Total                                                                      25,755,809
-------------------------------------------------------------------------------------

INSURANCE (6.3%)
ACE                                                     224,162(c)          9,786,913
AFLAC                                                   239,320             5,554,617
Allstate                                                913,087            19,786,594
Ambac Financial Group                                   288,197(e)            328,545
American Intl Group                                   1,536,860             1,967,181
Aon                                                     101,123             3,746,607
Assurant                                                 63,505             1,676,532
Chubb                                                   186,118             7,924,904
Cincinnati Financial                                     28,900               633,777
Genworth Financial Cl A                                 656,721             1,523,593
Hartford Financial Services Group                       200,394(e)          2,637,185
Lincoln Natl                                            120,907             1,829,323
Marsh & McLennan Companies                              383,572             7,414,447
MBIA                                                    209,475(b,e)          808,574
MetLife                                                 374,982            10,773,233
Progressive                                           1,189,984(b)         14,458,306
Prudential Financial                                    200,346             5,158,910
Torchmark                                                66,836(e)          2,005,080
Travelers Companies                                     454,944            17,579,036
Unum Group                                              120,100             1,700,616
XL Capital Cl A                                         210,930(c)            611,697
                                                                      ---------------
Total                                                                     117,905,670
-------------------------------------------------------------------------------------

IT SERVICES (1.0%)
Affiliated Computer Services Cl A                        57,245(b)          2,625,256
Automatic Data Processing                               183,752(e)          6,675,709


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
IT SERVICES (CONT.)
MasterCard Cl A                                          28,772(e)         $3,906,662
Paychex                                                  98,702(e)          2,397,472
Total System Services                                    17,806               225,424
Western Union                                           151,118             2,064,272
                                                                      ---------------
Total                                                                      17,894,795
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.4%)
Brunswick                                               100,213(e)            278,592
Eastman Kodak                                           232,404(e)          1,052,790
Hasbro                                                   92,091(e)          2,222,156
Mattel                                                  221,386             3,141,467
                                                                      ---------------
Total                                                                       6,695,005
-------------------------------------------------------------------------------------

MACHINERY (1.3%)
Cummins                                                  95,151             2,281,721
Deere & Co                                              154,045             5,351,523
Dover                                                    34,526               976,395
Eaton                                                    77,917             3,429,906
Flowserve                                                23,515             1,253,585
Illinois Tool Works                                      99,790             3,259,141
Ingersoll-Rand Cl A                                     250,754(c)          4,064,722
Manitowoc                                                41,277(e)            227,024
Pall                                                     21,838               569,317
Parker Hannifin                                          58,170             2,222,676
                                                                      ---------------
Total                                                                      23,636,010
-------------------------------------------------------------------------------------

MEDIA (2.4%)
CBS Cl B                                                599,908             3,431,474
Comcast Cl A                                          2,148,695            31,478,381
DIRECTV Group                                           204,716(b)          4,483,280
Gannett                                                 498,635(e)          2,877,124
Meredith                                                 14,134(e)            225,720
New York Times Cl A                                     109,515(e)            544,290
News Corp Cl A                                          259,074             1,655,483
                                                                      ---------------
Total                                                                      44,695,752
-------------------------------------------------------------------------------------

METALS & MINING (1.1%)
AK Steel Holding                                        105,674(e)            852,789
Alcoa                                                   474,946             3,699,829
Freeport-McMoRan Copper & Gold                           63,591(e)          1,598,678
Nucor                                                   278,500(e)         11,360,015
United States Steel                                     107,701             3,234,261
                                                                      ---------------
Total                                                                      20,745,572
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.4%)
Big Lots                                                 49,161(b,e)          661,215
Family Dollar Stores                                    137,895             3,829,345
JC Penney                                                50,077(e)            838,790
Kohl's                                                   65,693(b,e)        2,411,590
Macy's                                                   66,493               595,112
                                                                      ---------------
Total                                                                       8,336,052
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (15.1%)
Anadarko Petroleum                                      227,182             8,346,667
Apache                                                   49,069             3,680,175
Cabot Oil & Gas                                          61,226             1,683,103
Chesapeake Energy                                       304,346             4,811,710
Chevron                                               1,644,212           115,949,829
ConocoPhillips                                          561,368            26,681,821
CONSOL Energy                                            72,035             1,963,674
Devon Energy                                             48,553             2,990,865
EOG Resources                                           104,193             7,061,160
Exxon Mobil                                             586,725(d)         44,872,728
Hess                                                    134,042(e)          7,454,076
Marathon Oil                                            363,777             9,905,648
Massey Energy                                           104,037             1,579,282
Murphy Oil                                               90,076             3,979,558
Occidental Petroleum                                    405,601            22,125,535
Peabody Energy                                          124,318             3,107,950
Pioneer Natural Resources                               100,107             1,465,566
Southwestern Energy                                     203,387(b,e)        6,437,199
Spectra Energy                                          242,810             3,523,173
Sunoco                                                   54,967(e)          2,546,071
Tesoro                                                   98,048(e)          1,689,367
Valero Energy                                           170,934(e)          4,122,928
                                                                      ---------------
Total                                                                     285,978,085
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.1%)
Estee Lauder Companies Cl A                              92,113(e)          2,417,966
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

PHARMACEUTICALS (13.7%)
Bristol-Myers Squibb                                    373,524            $7,997,149
Eli Lilly & Co                                          295,088(e)         10,865,140
Forest Laboratories                                     200,439(b)          5,018,993
Johnson & Johnson                                     1,640,525            94,641,886
King Pharmaceuticals                                    400,546(b)          3,500,772
Merck & Co                                              772,283            22,048,680
Mylan                                                    53,769(b,e)          609,203
Pfizer                                                6,118,008            89,200,557
Schering-Plough                                         908,187            15,947,764
Wyeth                                                   235,581            10,122,916
                                                                      ---------------
Total                                                                     259,953,060
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.2%)
Public Storage                                           58,068(e)          3,592,667
-------------------------------------------------------------------------------------

ROAD & RAIL (3.6%)
Burlington Northern Santa Fe                            219,040            14,511,400
CSX                                                     390,872            11,319,653
Norfolk Southern                                        430,857            16,527,675
Ryder System                                             54,245(e)          1,832,396
Union Pacific                                           547,180            23,961,012
                                                                      ---------------
Total                                                                      68,152,136
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.9%)
Altera                                                  284,124             4,369,827
Intel                                                 2,783,428            35,906,221
Linear Technology                                       166,697(e)          3,904,044
LSI                                                     237,133(b,e)          754,083
MEMC Electronic Materials                               144,127(b)          1,960,127
Microchip Technology                                    138,807             2,633,169
NVIDIA                                                   95,822(b,e)          761,785
Xilinx                                                  255,847             4,311,022
                                                                      ---------------
Total                                                                      54,600,278
-------------------------------------------------------------------------------------

SOFTWARE (2.5%)
Microsoft                                             1,151,519            19,690,975
Oracle                                                1,507,562(b,e)       25,372,268
Salesforce.com                                           11,626(b,e)          309,368
Symantec                                                154,679(b)          2,371,229
                                                                      ---------------
Total                                                                      47,743,840
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (4.7%)
Abercrombie & Fitch Cl A                                133,207(e)          2,377,745
AutoNation                                              173,695(b,e)        1,611,890
AutoZone                                                 28,942(b,e)        3,846,102
Bed Bath & Beyond                                       144,495(b,e)        3,356,619
Best Buy                                                144,404             4,046,200
Gap                                                     286,082             3,227,005
Home Depot                                            2,249,714(d)         48,436,343
Limited Brands                                          114,145(e)            904,028
Lowe's Companies                                        752,480            13,747,810
Office Depot                                            149,209(b)            322,291
RadioShack                                              168,700(e)          1,933,302
Sherwin-Williams                                         53,160(e)          2,538,390
Staples                                                  28,256               450,401
TJX Companies                                            76,140             1,478,639
                                                                      ---------------
Total                                                                      88,276,765
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.5%)
Coach                                                   206,729(b)          3,018,243
Jones Apparel Group                                     116,009               401,391
Liz Claiborne                                           229,550(e)            505,010
Nike Cl B                                                51,608             2,335,262
VF                                                       55,629             3,116,337
                                                                      ---------------
Total                                                                       9,376,243
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.1%)
Fannie Mae                                            1,336,093               809,139
Freddie Mac                                             794,150               472,519
MGIC Investment                                         154,094(e)            425,299
                                                                      ---------------
Total                                                                       1,706,957
-------------------------------------------------------------------------------------

TOBACCO (0.4%)
Philip Morris Intl                                      191,327             7,107,798
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.2%)
Fastenal                                                 47,200(e)          1,613,296
WW Grainger                                              29,299(e)          2,137,362
                                                                      ---------------
Total                                                                       3,750,658
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Sprint Nextel                                         1,511,110(b)          3,671,997
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $3,080,078,855)                                                 $1,846,763,087
-------------------------------------------------------------------------------------





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


MONEY MARKET FUND (2.0%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.47%              38,574,554(f)        $38,574,554
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $38,574,554)                                                       $38,574,554
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL
RECEIVED FOR SECURITIES ON LOAN (7.9%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime
 Money Market Fund                                  149,027,673          $149,027,673
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $149,027,673)                                                     $149,027,673
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,267,681,082)(g)                                              $2,034,365,314
=====================================================================================



INVESTMENTS IN DERIVATIVES

FUTURES CONTRACTS OUTSTANDING AT JAN. 31, 2009



                            NUMBER OF                                  UNREALIZED
                            CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION      LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
-----------------------------------------------------------------------------------
S&P 500 Index                  184        $37,835,000   March 2009     $(2,208,635)
-----------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.
(b)  Non-income producing.
(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2009, the value of foreign securities represented 2.0% of net assets.
(d) At Jan. 31, 2009, investments in securities included securities valued at $19,236,164 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.
(e) At Jan. 31, 2009, security was partially or fully on loan. See Note 5 to the financial statements.
(f) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at Jan. 31, 2009.
(g) At Jan. 31, 2009, the cost of securities for federal income tax purposes was approximately $3,267,681,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                           $19,778,000
     Unrealized depreciation                        (1,253,094,000)
     -------------------------------------------------------------
     Net unrealized depreciation                   $(1,233,316,000)
     -------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
16  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                         FAIR VALUE AT JAN. 31, 2009
                        ------------------------------------------------------------
                             LEVEL 1        LEVEL 2
                          QUOTED PRICES      OTHER        LEVEL 3
                            IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                           MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION             IDENTICAL ASSETS     INPUTS       INPUTS          TOTAL
------------------------------------------------------------------------------------
Investments in
  securities              $2,034,365,314       $--          $--       $2,034,365,314
Other financial
  instruments*                (2,208,635)       --           --           (2,208,635)
------------------------------------------------------------------------------------
Total                     $2,032,156,679       $--          $--       $2,032,156,679
------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.



--------------------------------------------------------------------------------
               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
18  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JAN. 31, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $3,080,078,855)                  $ 1,846,763,087
  Affiliated money market fund (identified cost $38,574,554)                   38,574,554
  Investments of cash collateral received for securities on loan
    (identified cost $149,027,673)                                            149,027,673
-----------------------------------------------------------------------------------------
Total investments in securities (identified cost $3,267,681,082)            2,034,365,314
Capital shares receivable                                                      66,185,449
Dividends and accrued interest receivable                                       2,055,385
Receivable for investment securities sold                                      93,236,508
-----------------------------------------------------------------------------------------
Total assets                                                                2,195,842,656
-----------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                          3,547,314
Payable for investment securities purchased                                   158,103,932
Payable upon return of securities loaned                                      149,027,673
Variation margin payable on futures contracts                                   2,517,200
Accrued investment management services fees                                        31,159
Accrued distribution fees                                                          11,214
Accrued transfer agency fees                                                        8,253
Accrued administrative services fees                                                2,855
Accrued plan administration services fees                                             546
Other accrued expenses                                                            267,753
-----------------------------------------------------------------------------------------
Total liabilities                                                             313,517,899
-----------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                        $ 1,882,324,757
-----------------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                           $     5,262,532
Additional paid-in capital                                                  3,403,669,559
Undistributed net investment income                                            21,936,708
Accumulated net realized gain (loss)                                         (313,048,070)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies       (1,235,495,972)
-----------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock  $ 1,882,324,757
-----------------------------------------------------------------------------------------
*Including securities on loan, at value                                   $   140,468,510
-----------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT  19

STATEMENT OF ASSETS AND LIABILITIES (continued) -------------------------------- JAN. 31, 2009 (UNAUDITED)


NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $620,051,403          173,305,774                       $3.58(1)
Class B                     $ 19,832,792            5,570,594                       $3.56
Class C                     $  1,814,010              512,826                       $3.54
Class I                     $276,904,563           77,058,471                       $3.59
Class R2                    $      2,365                  661                       $3.58
Class R3                    $      2,365                  661                       $3.58
Class R4                    $ 77,831,387           21,684,784                       $3.59
Class R5                    $      2,364                  661                       $3.58
Class W                     $885,883,508          248,118,779                       $3.57
-----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $3.80. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
20  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED JAN. 31, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                     $    32,351,835
Income distributions from affiliated money market fund                257,424
Fee income from securities lending                                    353,713
-----------------------------------------------------------------------------
Total income                                                       32,962,972
-----------------------------------------------------------------------------
Expenses:
Investment management services fees                                 5,895,042
Distribution fees
  Class A                                                           1,034,280
  Class B                                                             135,737
  Class C                                                              11,125
  Class R2                                                                  8
  Class R3                                                                  4
  Class W                                                           1,278,447
Transfer agency fees
  Class A                                                             573,318
  Class B                                                              21,290
  Class C                                                               1,643
  Class R2                                                                  1
  Class R3                                                                  1
  Class R4                                                             25,031
  Class R5                                                                  1
  Class W                                                           1,022,756
Administrative services fees                                          614,408
Plan administration services fees
  Class R2                                                                  4
  Class R3                                                                  4
  Class R4                                                            125,156
Compensation of board members                                          37,256
Custodian fees                                                         89,895
Printing and postage                                                   80,050
Registration fees                                                      64,275
Professional fees                                                      32,297
Other                                                                  30,170
-----------------------------------------------------------------------------
Total expenses                                                     11,072,199
  Expenses waived/reimbursed by the Investment Manager and
    its affiliates                                                    (43,631)
  Earnings and bank fee credits on cash balances                       (7,886)
-----------------------------------------------------------------------------
Total net expenses                                                 11,020,682
-----------------------------------------------------------------------------
Investment income (loss) -- net                                    21,942,290

-----------------------------------------------------------------------------


--------------------------------------------------------------------------------
               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT  21

STATEMENT OF OPERATIONS (continued)  -------------------------------------------
SIX MONTHS ENDED JAN. 31, 2009 (UNAUDITED)


REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                       $  (289,383,497)
  Futures contracts                                               (18,917,134)
-----------------------------------------------------------------------------
Net realized gain (loss) on investments                          (308,300,631)
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                     (745,252,457)
-----------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies          (1,053,553,088)
-----------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  $(1,031,610,798)
-----------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                              SIX MONTHS ENDED      YEAR ENDED
                                                                 JAN. 31, 2009   JULY 31, 2008
                                                                   (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                $    21,942,290  $   44,172,325
Net realized gain (loss) on investments                           (308,300,631)    103,837,007
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities
  in foreign currencies                                           (745,252,457)   (641,572,651)
----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                    (1,031,610,798)   (493,563,319)
----------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                         (9,214,668)    (11,230,396)
    Class C                                                             (7,117)         (4,379)
    Class I                                                         (5,438,440)     (5,698,153)
    Class R2                                                               (33)            (28)
    Class R3                                                               (41)            (40)
    Class R4                                                        (1,326,570)     (1,390,578)
    Class R5                                                               (49)            (54)
    Class W                                                        (10,297,303)    (14,867,518)
  Net realized gain
    Class A                                                        (24,419,810)    (68,772,061)
    Class B                                                           (803,415)     (3,058,960)
    Class C                                                            (70,547)       (169,022)
    Class I                                                        (10,144,769)    (24,176,366)
    Class R2                                                               (97)           (244)
    Class R3                                                               (96)           (244)
    Class R4                                                        (2,985,348)     (7,584,972)
    Class R5                                                               (96)           (244)
    Class W                                                        (30,699,663)    (74,056,615)
----------------------------------------------------------------------------------------------
Total distributions                                                (95,408,062)   (211,009,874)

----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT  23

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------


                                                              SIX MONTHS ENDED      YEAR ENDED
                                                                 JAN. 31, 2009   JULY 31, 2008
                                                                   (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                               $    21,635,577  $   49,740,163
  Class B shares                                                     1,577,268       5,505,096
  Class C shares                                                       405,262         976,461
  Class I shares                                                    62,015,970     120,762,575
  Class R4 shares                                                    5,399,913      25,111,692
  Class W shares                                                   288,169,838   1,465,443,768
Reinvestment of distributions at net asset value
  Class A shares                                                    31,099,175      74,058,485
  Class B shares                                                       793,672       3,022,150
  Class C shares                                                        73,505         167,943
  Class I shares                                                    15,582,928      29,873,023
  Class R4 shares                                                    4,311,918       8,975,550
  Class W shares                                                    40,996,838      88,923,836
Payments for redemptions
  Class A shares                                                   (97,184,696)   (215,746,354)
  Class B shares                                                    (4,836,168)    (24,117,349)
  Class C shares                                                      (363,398)     (1,059,851)
  Class I shares                                                   (30,431,811)   (108,422,258)
  Class R4 shares                                                   (9,097,585)    (37,030,416)
  Class W shares                                                  (299,180,516)   (622,614,805)
----------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                      30,967,690     863,569,709
----------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                         (1,096,051,170)    158,996,516
Net assets at beginning of period                                2,978,375,927   2,819,379,411
----------------------------------------------------------------------------------------------
Net assets at end of period                                    $ 1,882,324,757  $2,978,375,927
----------------------------------------------------------------------------------------------
Undistributed net investment income                            $    21,936,708  $   26,278,639
----------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS  ----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,        2009(j)          2008         2007         2006         2005
Net asset value, beginning of
 period                                $5.88        $7.22        $6.74        $6.70        $5.95
------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)             .04(b)       .09(b)       .08(b)       .06          .04
Net gains (losses) (both
 realized and unrealized)              (2.14)       (1.00)         .97          .35          .90
------------------------------------------------------------------------------------------------
Total from investment
 operations                            (2.10)        (.91)        1.05          .41          .94
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                 (.05)        (.06)        (.06)        (.06)        (.03)
Distributions from realized
 gains                                  (.15)        (.37)        (.51)        (.31)        (.16)
------------------------------------------------------------------------------------------------
Total distributions                     (.20)        (.43)        (.57)        (.37)        (.19)
------------------------------------------------------------------------------------------------
Net asset value, end of period         $3.58        $5.88        $7.22        $6.74        $6.70
------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                              $620       $1,067       $1,410       $1,368          $28
------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)            .98%(e)      .96%        1.05%        1.05%        1.35%
------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reim-
 bursement(d),(f),(g)                   .98%(e)      .96%        1.03%        1.02%        1.25%
------------------------------------------------------------------------------------------------
Net investment income (loss)           1.88%(e)     1.35%        1.13%         .95%         .84%
------------------------------------------------------------------------------------------------
Portfolio turnover rate                  35%          58%          62%         137%          64%
------------------------------------------------------------------------------------------------
Total return(h)                      (36.05%)(i)  (13.40%)      15.92%        6.25%       15.95%
------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT  25

FINANCIAL HIGHLIGHTS (continued)  ----------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,        2009(j)          2008         2007         2006         2005
Net asset value, beginning of
 period                                $5.80        $7.12        $6.65        $6.62        $5.90
------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)             .03(b)       .04(b)       .03(b)       .01          .02
Net gains (losses) (both
 realized and unrealized)              (2.12)        (.99)         .96          .34          .86
------------------------------------------------------------------------------------------------
Total from investment
 operations                            (2.09)        (.95)         .99          .35          .88
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                   --           --         (.01)        (.01)          --
Distributions from realized
 gains                                  (.15)        (.37)        (.51)        (.31)        (.16)
------------------------------------------------------------------------------------------------
Total distributions                     (.15)        (.37)        (.52)        (.32)        (.16)
------------------------------------------------------------------------------------------------
Net asset value, end of period         $3.56        $5.80        $7.12        $6.65        $6.62
------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                               $20          $35          $62          $73           $9
------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)           1.74%(e)     1.72%        1.82%        1.85%        2.13%
------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reim-
 bursement(d),(f),(g)                  1.74%(e)     1.72%        1.79%        1.82%        2.04%
------------------------------------------------------------------------------------------------
Net investment income (loss)           1.12%(e)      .59%         .37%         .20%         .06%
------------------------------------------------------------------------------------------------
Portfolio turnover rate                  35%          58%          62%         137%          64%
------------------------------------------------------------------------------------------------
Total return(h)                      (36.36%)(i)  (14.07%)      15.18%        5.42%       15.03%
------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,        2009(j)          2008         2007         2006         2005
Net asset value, beginning of
 period                                $5.78        $7.11        $6.65        $6.62        $5.90
------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)             .03(b)       .04(b)       .03(b)       .01          .01
Net gains (losses) (both
 realized and unrealized)              (2.11)        (.99)         .96          .35          .87
------------------------------------------------------------------------------------------------
Total from investment
 operations                            (2.08)        (.95)         .99          .36          .88
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                 (.01)        (.01)        (.02)        (.02)          --
Distributions from realized
 gains                                  (.15)        (.37)        (.51)        (.31)        (.16)
------------------------------------------------------------------------------------------------
Total distributions                     (.16)        (.38)        (.53)        (.33)        (.16)
------------------------------------------------------------------------------------------------
Net asset value, end of period         $3.54        $5.78        $7.11        $6.65        $6.62
------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                                $2           $3           $3           $3          $--
------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)           1.74%(e)     1.72%        1.81%        1.84%        2.13%
------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reim-
 bursement(d),(f),(g)                  1.74%(e)     1.72%        1.79%        1.81%        2.06%
------------------------------------------------------------------------------------------------
Net investment income (loss)           1.10%(e)      .59%         .36%         .20%         .02%
------------------------------------------------------------------------------------------------
Portfolio turnover rate                  35%          58%          62%         137%          64%
------------------------------------------------------------------------------------------------
Total return(h)                      (36.26%)(i)  (14.11%)      15.14%        5.51%       15.03%
------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT  27

FINANCIAL HIGHLIGHTS (continued)  ----------------------------------------------


CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,        2009(i)          2008         2007         2006         2005
Net asset value, beginning of
 period                                $5.93        $7.27        $6.78        $6.73        $5.96
------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)             .05(b)       .11(b)       .11(b)       .08          .04
Net gains (losses) (both
 realized and unrealized)              (2.17)        (.99)         .97          .36          .92
------------------------------------------------------------------------------------------------
Total from investment
 operations                            (2.12)        (.88)        1.08          .44          .96
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                 (.07)        (.09)        (.08)        (.08)        (.03)
Distributions from realized
 gains                                  (.15)        (.37)        (.51)        (.31)        (.16)
------------------------------------------------------------------------------------------------
Total distributions                     (.22)        (.46)        (.59)        (.39)        (.19)
------------------------------------------------------------------------------------------------
Net asset value, end of period         $3.59        $5.93        $7.27        $6.78        $6.73
------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                              $277         $391         $441         $252          $82
------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)            .59%(e)      .61%         .70%         .72%         .91%
------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reim-
 bursement(d),(f),(g)                   .59%(e)      .61%         .67%         .70%         .91%
------------------------------------------------------------------------------------------------
Net investment income (loss)           2.26%(e)     1.69%        1.47%        1.41%        1.19%
------------------------------------------------------------------------------------------------
Portfolio turnover rate                  35%          58%          62%         137%          64%
------------------------------------------------------------------------------------------------
Total return                         (36.07%)(h)  (12.98%)      16.29%        6.73%       16.29%
------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(h) Not annualized.
(i) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
28  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,       2009(j)          2008     2007(b)
Net asset value, beginning of
 period                               $5.88        $7.21        $7.57
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)(c)                              .04          .08          .03
Net gains (losses) (both
 realized and unrealized)             (2.15)       (1.00)         .20
-----------------------------------------------------------------------------------------------
Total from investment
 operations                           (2.11)        (.92)         .23
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                (.04)        (.04)        (.08)
Distributions from realized
 gains                                 (.15)        (.37)        (.51)
-----------------------------------------------------------------------------------------------
Total distributions                    (.19)        (.41)        (.59)
-----------------------------------------------------------------------------------------------
Net asset value, end of period        $3.58        $5.88        $7.21
-----------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                              $--          $--          $--
-----------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d),(e)          1.37%(f)     1.41%        1.49%(f)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reim-
 bursement(e),(g),(h)                 1.11%(f)     1.16%        1.48%(f)
-----------------------------------------------------------------------------------------------
Net investment income (loss)          1.78%(f)     1.15%         .55%(f)
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                 35%          58%          62%
-----------------------------------------------------------------------------------------------
Total return                        (36.15%)(i)  (13.51%)       3.31%(i)
-----------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(i) Not annualized.
(j) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT  29

FINANCIAL HIGHLIGHTS (continued)  ----------------------------------------------


CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,       2009(j)          2008     2007(b)
Net asset value, beginning of
 period                               $5.89        $7.22        $7.57
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)(c)                              .05          .09          .04
Net gains (losses) (both
 realized and unrealized)             (2.15)        (.99)         .20
-----------------------------------------------------------------------------------------------
Total from investment
 operations                           (2.10)        (.90)         .24
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                (.06)        (.06)        (.08)
Distributions from realized
 gains                                 (.15)        (.37)        (.51)
-----------------------------------------------------------------------------------------------
Total distributions                    (.21)        (.43)        (.59)
-----------------------------------------------------------------------------------------------
Net asset value, end of period        $3.58        $5.89        $7.22
-----------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                              $--          $--          $--
-----------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d),(e)          1.14%(f)     1.15%        1.24%(f)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reim-
 bursement(e),(g),(h)                  .87%(f)      .90%        1.22%(f)
-----------------------------------------------------------------------------------------------
Net investment income (loss)          1.99%(f)     1.41%         .81%(f)
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                 35%          58%          62%
-----------------------------------------------------------------------------------------------
Total return                        (36.03%)(i)  (13.26%)       3.46%(i)
-----------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(i) Not annualized.
(j) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
30  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,        2009(i)          2008         2007         2006         2005
Net asset value, beginning of
 period                                $5.91        $7.25        $6.76        $6.71        $5.95
------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)             .05(b)       .10(b)       .09(b)       .07          .05
Net gains (losses) (both
 realized and unrealized)              (2.16)       (1.00)         .98          .36          .91
------------------------------------------------------------------------------------------------
Total from investment
 operations                            (2.11)        (.90)        1.07          .43          .96
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                 (.06)        (.07)        (.07)        (.07)        (.04)
Distributions from realized
 gains                                  (.15)        (.37)        (.51)        (.31)        (.16)
------------------------------------------------------------------------------------------------
Total distributions                     (.21)        (.44)        (.58)        (.38)        (.20)
------------------------------------------------------------------------------------------------
Net asset value, end of period         $3.59        $5.91        $7.25        $6.76        $6.71
------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                               $78         $126         $158         $224          $--
------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)            .89%(e)      .91%         .95%         .87%        1.18%
------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reim-
 bursement(d),(f),(g)                   .81%(e)      .84%         .87%         .84%        1.06%
------------------------------------------------------------------------------------------------
Net investment income (loss)           2.05%(e)     1.47%        1.29%        1.10%        1.03%
------------------------------------------------------------------------------------------------
Portfolio turnover rate                  35%          58%          62%         137%          64%
------------------------------------------------------------------------------------------------
Total return                         (36.05%)(h)  (13.26%)      16.15%        6.48%       16.25%
------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(h) Not annualized.
(i) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT  31

FINANCIAL HIGHLIGHTS (continued)  ----------------------------------------------


CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,       2009(j)          2008     2007(b)
Net asset value, beginning of
 period                               $5.90        $7.24        $7.57
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)(c)                              .05          .11          .06
Net gains (losses) (both
 realized and unrealized)             (2.15)       (1.00)         .20
-----------------------------------------------------------------------------------------------
Total from investment
 operations                           (2.10)        (.89)         .26
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                (.07)        (.08)        (.08)
Distributions from realized
 gains                                 (.15)        (.37)        (.51)
-----------------------------------------------------------------------------------------------
Total distributions                    (.22)        (.45)        (.59)
-----------------------------------------------------------------------------------------------
Net asset value, end of period        $3.58        $5.90        $7.24
-----------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                              $--          $--          $--
-----------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d),(e)           .61%(f)      .66%         .75%(f)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reim-
 bursement(e),(g),(h)                  .61%(f)      .66%         .74%(f)
-----------------------------------------------------------------------------------------------
Net investment income (loss)          2.25%(f)     1.66%        1.28%(f)
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                 35%          58%          62%
-----------------------------------------------------------------------------------------------
Total return                        (35.97%)(i)  (13.09%)       3.76%(i)
-----------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(i) Not annualized.
(j) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
32  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS W


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,       2009(j)          2008     2007(b)
Net asset value, beginning of
 period                               $5.86        $7.22        $7.46
-----------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)(c)                              .04          .08          .03
Net gains (losses) (both
 realized and unrealized)             (2.14)       (1.00)         .32
-----------------------------------------------------------------------------------------------
Total from investment
 operations                           (2.10)        (.92)         .35
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                (.04)        (.07)        (.08)
Distributions from realized
 gains                                 (.15)        (.37)        (.51)
-----------------------------------------------------------------------------------------------
Total distributions                    (.19)        (.44)        (.59)
-----------------------------------------------------------------------------------------------
Net asset value, end of period        $3.57        $5.86        $7.22
-----------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in
 millions)                             $886       $1,355         $745
-----------------------------------------------------------------------------------------------
Gross expenses prior to
 expense
 waiver/reimbursement(d),(e)          1.04%(f)     1.06%        1.18%(f)
-----------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reim-
 bursement(e),(g),(h)                 1.04%(f)     1.06%        1.13%(f)
-----------------------------------------------------------------------------------------------
Net investment income (loss)          1.80%(f)     1.22%         .59%(f)
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                 35%          58%          62%
-----------------------------------------------------------------------------------------------
Total return                        (36.10%)(i)  (13.52%)       5.01%(i)
-----------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 1, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(i) Not annualized.
(j) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO JAN. 31, 2009)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Disciplined Equity Fund (the Fund) is a series of RiverSource Large Cap Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Large Cap Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in equity securities of companies listed on U.S. exchanges with market capitalizations greater than $5 billion at the time of purchase.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

- Class W shares are sold without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At Jan. 31, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares and the Investment Manager owned 100% of Class R2, Class R3 and Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets,

--------------------------------------------------------------------------------
34  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Effective Aug. 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair


--------------------------------------------------------------------------------
               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------



values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the New York Stock Exchange. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At Jan. 31, 2009, and for the six months then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of

--------------------------------------------------------------------------------
36  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counterparty will not complete its contract obligations. At Jan. 31, 2009, the Fund had no outstanding forward foreign currency contracts.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.


--------------------------------------------------------------------------------
               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, re-characterization of REIT distributions and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45". The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At Jan. 31, 2009, the Fund did not own nor was it a party to any credit derivative contracts within the scope of these amendments.


--------------------------------------------------------------------------------
38  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of Jan. 31, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.60% to 0.375% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Large-Cap Core Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $823,118 for the six months ended Jan. 31, 2009. The management fee for the six months ended Jan. 31, 2009 was 0.51% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.


--------------------------------------------------------------------------------
               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the six months ended Jan. 31, 2009 was 0.05% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Jan. 31, 2009, other expenses paid to this company were $9,182.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.


--------------------------------------------------------------------------------
40  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $794,000 and $24,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGE
Sales charges received by the Distributor for distributing Fund shares were $127,507 for Class A, $9,742 for Class B and $168 for Class C for the six months ended Jan. 31, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended Jan. 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive adjustment, were as follows:

Class A.............................................  0.98%
Class B.............................................  1.74
Class R2............................................  1.11
Class R3............................................  0.87
Class R4............................................  0.81


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A...........................................    $659
Class B...........................................     844
Class R4..........................................  25,031




--------------------------------------------------------------------------------
               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R2..........................................      $4
Class R3..........................................       4
Class R4..........................................  17,089


The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until July 31, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the Fund's average daily net assets:

Class A.............................................  1.05%
Class B.............................................  1.81
Class C.............................................  1.81
Class I.............................................  0.72
Class R2............................................  1.52
Class R3............................................  1.27
Class R4............................................  0.88
Class R5............................................  0.77
Class W.............................................  1.17


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

EARNINGS AND BANK FEE CREDITS
During the six months ended Jan. 31, 2009, the Fund's transfer agency fees were reduced by $7,886 as a result of bank fee credits from overnight cash balances.

CUSTODIAN FEES
Effective Dec. 15, 2008, the Fund pays custodian fees to JPMorgan Chase Bank, N.A. Prior to Dec. 15, 2008, the Fund paid custodian fees amounting to $80,093 to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $810,453,672 and $889,997,817, respectively, for the six months ended Jan. 31, 2009. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
42  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                     SIX MONTHS ENDED JAN. 31, 2009
                                     ISSUED FOR
                                     REINVESTED                        NET
                          SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                 4,912,041     7,833,545   (20,960,397)      (8,214,811)
Class B                   344,354       200,930    (1,077,413)        (532,129)
Class C                    88,401        18,704       (76,413)          30,692
Class I                13,540,925     3,905,496    (6,447,275)      10,999,146
Class R4                1,188,589     1,083,396    (1,954,501)         317,484
Class W                67,432,096    10,352,737   (60,791,010)      16,993,823
----------------------------------------------------------------------------------


                                        YEAR ENDED JULY 31, 2008
                                     ISSUED FOR
                                     REINVESTED                        NET
                          SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                 7,609,621    10,923,080   (32,329,627)     (13,796,926)
Class B                   826,089       449,725    (3,897,874)      (2,622,060)
Class C                   150,658        25,066      (161,175)          14,549
Class I                17,804,029     4,380,209   (16,813,974)       5,370,264
Class R4                3,752,567     1,317,996    (5,442,436)        (371,873)
Class W               213,069,694    13,134,983   (98,243,751)     127,960,926
----------------------------------------------------------------------------------


5. LENDING OF PORTFOLIO SECURITIES

Effective Dec. 1, 2008, the Fund has entered into a Master Securities Lending Agreement ("the Agreement") with JPMorgan Chase Bank, National Association ("JPMorgan"). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers on behalf of the Fund. Pursuant to the Agreement, all loaned securities are initially collateralized in an amount equivalent to 102% (for securities denominated in U.S. dollars) or 105% (for all other securities) of the value of the loaned securities, including accrued interest in the case of fixed income securities. Collateral is maintained over the life of the loan thereafter in an amount not less than 100% of the market value of loaned securities, as determined at the close of each business day, except to the extent that a collateral shortfall is due to a diminution in the market value of authorized investments in which cash collateral is invested. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Collateral is either in the form of cash or U.S. government securities. Cash collateral received is invested by the

--------------------------------------------------------------------------------
               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------



lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed on the Portfolio of Investments and the value of cash collateral received at period end is disclosed on the Statement of Assets and Liabilities along with the related obligation to return the collateral upon return of the securities loaned. At Jan. 31, 2009, securities valued at $140,468,510 were on loan secured by cash collateral of $149,027,673 invested in short-term securities or cash equivalents.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $136,882 earned from securities lending from Dec. 1, 2008 through Jan. 31, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to Dec. 1, 2008, RiverSource Investments, LLC served as securities lending agent for the Fund under the Securities Lending Agency Agreement pursuant to which the Fund agreed to reimburse RiverSource Investments, LLC for expenses incurred by it in connection with the lending program. Expenses paid to RiverSource Investments, LLC as securities lending agent were $8,054 through Nov. 30, 2008 and are included in other expenses on the Statement of Operations. Cash collateral received on loaned securities had been invested in an affiliated money market fund. Income of $216,831 earned from securities lending from Feb. 1, 2008 through Nov. 30, 2008 is included in the Statement of Operations.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource

--------------------------------------------------------------------------------
44  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




Short-Term Cash Fund aggregated $312,879,084 and $303,464,571, respectively, for the six months ended Jan. 31, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found on the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Jan. 31, 2009, can be found in the Portfolio of Investments.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended Jan. 31, 2009.

Under the prior credit facility which was effective until Oct. 15, 2008, the Fund had entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A., whereby the Fund was permitted to borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.


--------------------------------------------------------------------------------
               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds);

--------------------------------------------------------------------------------
46  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. and Brian
T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine

--------------------------------------------------------------------------------
               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------



litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
48  RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
               RIVERSOURCE DISCIPLINED EQUITY FUND -- 2009 SEMIANNUAL REPORT  49

RIVERSOURCE DISCIPLINED EQUITY FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., and
                                RiverSource Fund Distributors, Inc., Members FINRA, and
                                managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C) 2009 RiverSource Investments, LLC.                             S-6274 G (4/09)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
GROWTH FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JANUARY 31, 2009


RIVERSOURCE GROWTH FUND SEEKS TO PROVIDE SHAREHOLDERS
WITH LONG-TERM CAPITAL GROWTH.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    8

Portfolio of Investments...........   11

Statement of Assets and
  Liabilities......................   16

Statement of Operations............   18

Statements of Changes in Net
  Assets...........................   20

Financial Highlights...............   22

Notes to Financial Statements......   31

Proxy Voting.......................   49



                     (DALBAR LOGO)

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The
Seal recognizes communications demonstrating a level of excellence in the industry.


--------------------------------------------------------------------------------
                            RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Growth Fund (the Fund) Class A shares declined 38.02% (excluding sales charge) for the semiannual period ended Jan. 31, 2009.

> The Fund underperformed its benchmark, the Russell 1000(R) Growth Index, which fell 34.31%, and its peer group as represented by the Lipper Large-Cap Growth Funds Index, which declined 36.79% for the same period.

ANNUALIZED TOTAL RETURNS (for period ended Jan. 31, 2009)
--------------------------------------------------------------------------------


                          6 months*   1 year  3 years  5 years  10 years
------------------------------------------------------------------------
RiverSource Growth Fund
  Class A (excluding
  sales charge)            -38.02%   -44.47%  -16.46%   -6.98%   -7.61%
------------------------------------------------------------------------
Russell 1000 Growth
  Index (unmanaged)(1)     -34.31%   -36.44%  -11.11%   -4.76%   -5.29%
------------------------------------------------------------------------
Lipper Large-Cap Growth
  Funds Index(2)           -36.79%   -39.22%  -13.32%   -5.37%   -5.86%
------------------------------------------------------------------------


*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.


--------------------------------------------------------------------------------
2  RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Russell 1000 Growth Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Large-Cap Growth Funds Index includes the 30 largest large-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
                            RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JAN. 31, 2009
                                                                             SINCE
Without sales charge      6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  3/1/72)                  -38.02%   -44.47%  -16.46%   -6.98%   -7.61%        N/A
-------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                 -38.26%   -44.91%  -17.11%   -7.70%   -8.33%        N/A
-------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                 -38.24%   -44.88%  -17.09%   -7.68%     N/A      -12.75%
-------------------------------------------------------------------------------------
Class I (inception
  3/4/04)                  -37.82%   -44.15%  -16.05%     N/A      N/A       -7.15%
-------------------------------------------------------------------------------------
Class R2 (inception
  12/11/06)                -37.99%   -44.43%     N/A      N/A      N/A      -24.98%
-------------------------------------------------------------------------------------
Class R3 (inception
  12/11/06)                -37.92%   -44.28%     N/A      N/A      N/A      -24.80%
-------------------------------------------------------------------------------------
Class R4 (inception
  3/20/95)                 -37.92%   -44.28%  -16.25%   -6.77%   -7.43%        N/A
-------------------------------------------------------------------------------------
Class R5 (inception
  12/11/06)                -37.85%   -44.20%     N/A      N/A      N/A      -24.61%
-------------------------------------------------------------------------------------
Class W (inception
  12/1/06)                 -37.97%   -44.43%     N/A      N/A      N/A      -24.26%
-------------------------------------------------------------------------------------

With sales charge
Class A (inception
  3/1/72)                  -41.59%   -47.66%  -18.09%   -8.07%   -8.08%        N/A
-------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                 -41.23%   -47.56%  -18.18%   -8.05%   -8.33%        N/A
-------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                 -38.83%   -45.41%  -17.09%   -7.68%     N/A      -12.75%
-------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
4  RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


AT DEC. 31, 2008
                                                                             SINCE
Without sales charge      6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  3/1/72)                  -34.54%   -44.59%  -14.18%   -5.75%   -6.17%        N/A
-------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                 -34.79%   -45.01%  -14.84%   -6.48%   -6.89%        N/A
-------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                 -34.79%   -45.01%  -14.82%   -6.47%     N/A      -12.24%
-------------------------------------------------------------------------------------
Class I (inception
  3/4/04)                  -34.34%   -44.28%  -13.76%     N/A      N/A       -6.10%
-------------------------------------------------------------------------------------
Class R2 (inception
  12/11/06)                -34.54%   -44.57%     N/A      N/A      N/A      -23.63%
-------------------------------------------------------------------------------------
Class R3 (inception
  12/11/06)                -34.44%   -44.44%     N/A      N/A      N/A      -23.44%
-------------------------------------------------------------------------------------
Class R4 (inception
  3/20/95)                 -34.44%   -44.42%  -13.97%   -5.54%   -5.99%        N/A
-------------------------------------------------------------------------------------
Class R5 (inception
  12/11/06)                -34.38%   -44.35%     N/A      N/A      N/A      -23.26%
-------------------------------------------------------------------------------------
Class W (inception
  12/1/06)                 -34.50%   -44.57%     N/A      N/A      N/A      -22.89%
-------------------------------------------------------------------------------------

With sales charge
Class A (inception
  3/1/72)                  -38.30%   -47.77%  -15.86%   -6.86%   -6.65%        N/A
-------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                 -37.92%   -47.65%  -15.94%   -6.84%   -6.89%        N/A
-------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                 -35.41%   -45.54%  -14.82%   -6.47%     N/A      -12.24%
-------------------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

 *Not annualized.
**For classes with less than 10 years performance.


--------------------------------------------------------------------------------
                            RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
                    X     LARGE
                          MEDIUM   SIZE
                          SMALL



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.



ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
--------------------------------------------------------------------------------

                                 Net fund
                               and acquired
                 Total fund     fund fees
                  expenses   and expenses(a)
--------------------------------------------
Class A             1.00%         1.04%
--------------------------------------------
Class B             1.76%         1.80%
--------------------------------------------
Class C             1.76%         1.80%
--------------------------------------------
Class I             0.54%         0.58%
--------------------------------------------
Class R2            1.36%         1.40%
--------------------------------------------
Class R3            1.12%         1.16%
--------------------------------------------
Class R4            0.84%         0.88%
--------------------------------------------
Class R5            0.61%         0.65%
--------------------------------------------
Class W             1.00%         1.04%
--------------------------------------------



(a) In addition to the Fund's total annual operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of acquired funds in which the Fund invests. The Fund's "Acquired fund fees and expenses," based on its investment in the acquired funds, was 0.04% for the year ended July 31, 2008.



--------------------------------------------------------------------------------
6  RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


SECTOR DIVERSIFICATION(1) (at Jan. 31, 2009; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                      6.3%
------------------------------------------------
Consumer Staples                           12.6%
------------------------------------------------
Energy                                      7.3%
------------------------------------------------
Financials                                  4.1%
------------------------------------------------
Health Care                                17.3%
------------------------------------------------
Industrials                                 7.5%
------------------------------------------------
Information Technology                     26.8%
------------------------------------------------
Materials                                   4.6%
------------------------------------------------
Telecommunication Services                  0.7%
------------------------------------------------
Utilities                                   0.5%
------------------------------------------------
Other(2)                                   12.3%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.
(2) Cash & Cash Equivalents. Of the 12.3%, 9.3% is due to security lending activity and 3.0% is the Fund's cash equivalent position.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS (at Jan. 31, 2009; % of portfolio assets)
---------------------------------------------------------------------

CVS Caremark                                3.5%
------------------------------------------------
IBM                                         3.3%
------------------------------------------------
Hewlett-Packard                             3.1%
------------------------------------------------
Microsoft                                   3.0%
------------------------------------------------
Wal-Mart Stores                             2.9%
------------------------------------------------
Abbott Laboratories                         2.5%
------------------------------------------------
Barrick Gold                                2.1%
------------------------------------------------
Boeing                                      2.1%
------------------------------------------------
QUALCOMM                                    2.1%
------------------------------------------------
Transocean                                  2.0%
------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                            RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE  ---------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
8  RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                                               DIRECT AND
                                                                  DIRECT        INDIRECT
                                  BEGINNING        ENDING        EXPENSES       EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING    PAID DURING
                                 AUG. 1, 2008  JAN. 31, 2009  THE PERIOD(A)  THE PERIOD(B)
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  619.80        $4.51          $4.63
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.50        $5.62          $5.77
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  617.40        $7.62          $7.74
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,015.64        $9.50          $9.65
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  617.60        $7.58          $7.70
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,015.69        $9.45          $9.60
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  621.80        $2.15          $2.28
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,022.41        $2.69          $2.84
------------------------------------------------------------------------------------------

Class R2
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  620.10        $5.56          $5.69
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.20        $6.93          $7.08
------------------------------------------------------------------------------------------

Class R3
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  620.80        $4.55          $4.67
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.45        $5.67          $5.82
------------------------------------------------------------------------------------------

Class R4
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  620.80        $3.21          $3.33
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,021.11        $4.00          $4.15
------------------------------------------------------------------------------------------

Class R5
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  621.50        $2.48          $2.60
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,022.01        $3.09          $3.24

------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                            RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT  9

FUND EXPENSES EXAMPLE (continued)  ---------------------------------------------


                                                                               DIRECT AND
                                                                  DIRECT        INDIRECT
                                  BEGINNING        ENDING        EXPENSES       EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING    PAID DURING
                                 AUG. 1, 2008  JAN. 31, 2009  THE PERIOD(A)  THE PERIOD(B)
------------------------------------------------------------------------------------------
Class W
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  620.30        $4.14          $4.26
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.95        $5.16          $5.32
------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                           FUND'S     ACQUIRED FUND
                                         ANNUALIZED      FEES AND    NET FUND
                                       EXPENSE RATIO     EXPENSES    EXPENSES
-----------------------------------------------------------------------------
Class A                                    1.11%           .03%        1.14%
-----------------------------------------------------------------------------
Class B                                    1.88%           .03%        1.91%
-----------------------------------------------------------------------------
Class C                                    1.87%           .03%        1.90%
-----------------------------------------------------------------------------
Class I                                     .53%           .03%         .56%
-----------------------------------------------------------------------------
Class R2                                   1.37%           .03%        1.40%
-----------------------------------------------------------------------------
Class R3                                   1.12%           .03%        1.15%
-----------------------------------------------------------------------------
Class R4                                    .79%           .03%         .82%
-----------------------------------------------------------------------------
Class R5                                    .61%           .03%         .64%
-----------------------------------------------------------------------------
Class W                                    1.02%           .03%        1.05%
-----------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund fees and expenses, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(c) Based on the actual return for the six months ended Jan. 31, 2009: -38.02% for Class A, -38.26% for Class B, -38.24% for Class C, -37.82% for Class I, -37.99% for Class R2, -37.92% for Class R3, -37.92% for Class R4, -37.85%
    for Class R5 and -37.97% for Class W.


--------------------------------------------------------------------------------
10  RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JAN. 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (98.2%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (4.1%)
Boeing                                                 611,173            $25,858,730
Honeywell Intl                                         222,600              7,303,506
Lockheed Martin                                        152,000(e)          12,470,080
                                                                      ---------------
Total                                                                      45,632,316
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.6%)
United Parcel Service Cl B                             145,600              6,186,544
-------------------------------------------------------------------------------------

AIRLINES (1.2%)
Delta Air Lines                                      1,939,900(b)          13,385,310
-------------------------------------------------------------------------------------

BEVERAGES (2.1%)
PepsiCo                                                474,364             23,827,304
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (6.6%)
Amgen                                                  107,360(b,e)         5,888,696
Biogen Idec                                            209,000(b,e)        10,167,850
Celgene                                                135,300(b)           7,164,135
Genentech                                              281,698(b)          22,885,145
Genzyme                                                164,792(b,e)        11,357,465
Gilead Sciences                                        313,965(b,e)        15,940,003
                                                                      ---------------
Total                                                                      73,403,294
-------------------------------------------------------------------------------------

CAPITAL MARKETS (1.1%)
BlackRock                                              114,600(e)          12,468,480
Lehman Brothers Holdings                               372,416(g)              15,548
                                                                      ---------------
Total                                                                      12,484,028
-------------------------------------------------------------------------------------

CHEMICALS (1.9%)
Monsanto                                               154,228(e)          11,730,582
Potash Corp of Saskatchewan                            126,800(c)           9,492,248
                                                                      ---------------
Total                                                                      21,222,830
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (5.4%)
Cisco Systems                                        1,623,172(b,e)        24,298,885
Nokia ADR                                              787,834(c)           9,666,723
QUALCOMM                                               743,189(e)          25,677,180
                                                                      ---------------
Total                                                                      59,642,788
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (9.1%)
Apple                                                  236,159(b)          21,285,011
Hewlett-Packard                                      1,098,284             38,165,369
IBM                                                    453,900             41,599,934
                                                                      ---------------
Total                                                                     101,050,314
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.6%)
Foster Wheeler                                         143,600(b)           2,867,692
KBR                                                    271,297(e)           3,841,566
                                                                      ---------------
Total                                                                       6,709,258
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (1.0%)
Apollo Group Cl A                                      134,300(b)          10,940,078
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.2%)
Apollo Management LP                                 1,671,300(d,f)         2,506,950
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.8%)
Qwest Communications Intl                            2,894,535(e)           9,320,403
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (5.0%)
Schlumberger                                           544,335             22,214,311
Transocean                                             467,600(b,c)        25,540,312
Weatherford Intl                                       668,100(b)           7,369,143
                                                                      ---------------
Total                                                                      55,123,766
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (7.1%)
CVS Caremark                                         1,599,163(e)          42,985,500
Wal-Mart Stores                                        774,100             36,475,592
                                                                      ---------------
Total                                                                      79,461,092
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.8%)
Baxter Intl                                            113,372              6,649,268
Becton Dickinson & Co                                   78,100              5,675,527
Boston Scientific                                      858,891(b)           7,618,363
                                                                      ---------------
Total                                                                      19,943,158
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                           RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

HEALTH CARE PROVIDERS & SERVICES (3.6%)
Aetna                                                  452,900            $14,039,900
Medco Health Solutions                                 321,818(b,e)        14,459,283
UnitedHealth Group                                     423,140(e)          11,987,556
                                                                      ---------------
Total                                                                      40,486,739
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (2.6%)
Colgate-Palmolive                                      100,338              6,525,984
Procter & Gamble                                       402,324             21,926,658
                                                                      ---------------
Total                                                                      28,452,642
-------------------------------------------------------------------------------------

INSURANCE (3.2%)
ACE                                                    275,300(c)          12,019,598
AFLAC                                                1,030,241             23,911,894
                                                                      ---------------
Total                                                                      35,931,492
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.9%)
Google Cl A                                             61,709(b)          20,890,348
-------------------------------------------------------------------------------------

IT SERVICES (0.7%)
MasterCard Cl A                                         59,864              8,128,334
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.6%)
Thermo Fisher Scientific                               180,900(b,e)         6,499,737
-------------------------------------------------------------------------------------

MACHINERY (0.6%)
Deere & Co                                             187,800              6,524,172
-------------------------------------------------------------------------------------

MEDIA (5.1%)
Comcast Cl A                                         1,384,436             20,281,987
Time Warner Cable Cl A                                 867,876(b)          16,168,530
Virgin Media                                         4,358,337(f)          19,786,850
                                                                      ---------------
Total                                                                      56,237,367
-------------------------------------------------------------------------------------

METALS & MINING (3.3%)
Barrick Gold                                           704,800(c)          26,422,952
Lihir Gold                                           3,330,123(b,c)         6,604,297
Newmont Mining                                          88,006              3,500,879
                                                                      ---------------
Total                                                                      36,528,128
-------------------------------------------------------------------------------------

MULTI-UTILITIES (0.5%)
Public Service Enterprise Group                        181,900              5,742,583
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.2%)
Chesapeake Energy                                      546,900              8,646,489
Chevron                                                 81,300              5,733,276
Devon Energy                                            22,762              1,402,139
Kinder Morgan Management LLC                                --(b)                  19
Noble Energy                                           405,100             19,821,543
                                                                      ---------------
Total                                                                      35,603,466
-------------------------------------------------------------------------------------

PHARMACEUTICALS (6.8%)
Abbott Laboratories                                    572,700             31,750,487
Bristol-Myers Squibb                                   778,004             16,657,066
Novo Nordisk ADR                                       108,200(c)           5,748,666
Pfizer                                                 453,785              6,616,185
Teva Pharmaceutical Inds ADR                           207,600(c,e)         8,605,020
Wyeth                                                  143,300              6,157,601
                                                                      ---------------
Total                                                                      75,535,025
-------------------------------------------------------------------------------------

ROAD & RAIL (1.3%)
CSX                                                    114,400              3,313,024
Union Pacific                                          262,400(e)          11,490,496
                                                                      ---------------
Total                                                                      14,803,520
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.3%)
Intel                                                1,204,159             15,533,651
Marvell Technology Group                             2,834,025(b,c)        20,660,042
Microsemi                                            1,374,100(b)          11,542,440
Spansion Cl A                                        2,243,321(b)             150,303
                                                                      ---------------
Total                                                                      47,886,436
-------------------------------------------------------------------------------------

SOFTWARE (8.7%)
Adobe Systems                                          418,500(b)           8,081,235
Macrovision Solutions                                1,118,500(b,e)        14,663,535
McAfee                                                 374,800(b,e)        11,427,652
Microsoft                                            2,161,400             36,959,939
Oracle                                               1,502,320(b,e)        25,284,046
                                                                      ---------------
Total                                                                      96,416,407
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.0%)
Urban Outfitters                                       712,800(b,e)        11,105,424
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

TOBACCO (2.2%)
Philip Morris Intl                                     660,971            $24,555,073
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $1,309,882,536)                                                 $1,092,166,326
-------------------------------------------------------------------------------------




MONEY MARKET FUND (3.4%)
                                                       SHARES               VALUE(a)
RiverSource Short-Term
 Cash Fund, 0.47%                                    37,995,723(h)        $37,995,723
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $37,995,723)                                                       $37,995,723
-------------------------------------------------------------------------------------




INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (10.4%)
                                                       SHARES               VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                    115,771,102          $115,771,102
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $115,771,102)                                                     $115,771,102
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,463,649,361)(i)                                              $1,245,933,151
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2009, the value of foreign securities represented 11.2% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2009, the value of these securities amounted to $2,506,950 or 0.2% of net assets.

(e) At Jan. 31, 2009, security was partially or fully on loan. See Note 5 to the financial statements.

(f)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). Information concerning such security holdings at Jan. 31, 2009, is as follows:

                                          ACQUISITION
     SECURITY                                DATES                  COST
     -----------------------------------------------------------------------
     Apollo Management LP*          08-02-07 thru 03-07-08      $37,083,962
     Virgin Media                   01-09-08 thru 08-06-08        58,291,567


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(g)  This position is in bankruptcy.

(h) Affiliated Money Market Fund -- See Note 7 to the financial statements. The rate shown is the seven-day current annualized yield at Jan. 31, 2009.


--------------------------------------------------------------------------------
                           RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(i) At Jan. 31, 2009, the cost of securities for federal income tax purposes was approximately $1,463,649,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                          $32,140,000
     Unrealized depreciation                         (249,856,000)
     ------------------------------------------------------------
     Net unrealized depreciation                    $(217,716,000)
     ------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
14  RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                        FAIR VALUE AT JAN. 31, 2009
                       ------------------------------------------------------------
                            LEVEL 1        LEVEL 2
                         QUOTED PRICES      OTHER        LEVEL 3
                           IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                          MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION            IDENTICAL ASSETS     INPUTS       INPUTS          TOTAL
-----------------------------------------------------------------------------------
Investments in
  securities             $1,239,328,854   $6,604,297       $--       $1,245,933,151




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
                           RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT  15

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JAN. 31, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $1,309,882,536)           $ 1,092,166,326
  Affiliated money market fund (identified cost $37,995,723)            37,995,723
  Investments of cash collateral received for securities on loan
    (identified cost $115,771,102)                                     115,771,102
----------------------------------------------------------------------------------
Total investments in securities (identified cost $1,463,649,361)     1,245,933,151
Capital shares receivable                                                  214,374
Dividends and accrued interest receivable                                1,895,416
Receivable for investment securities sold                               10,018,948
----------------------------------------------------------------------------------
Total assets                                                         1,258,061,889
----------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                   1,425,890
Payable for investment securities purchased                             28,161,550
Payable upon return of securities loaned                               115,771,102
Accrued investment management services fees                                 18,636
Accrued distribution fees                                                    8,534
Accrued transfer agency fees                                                10,933
Accrued administrative services fees                                         1,766
Accrued plan administration services fees                                      170
Other accrued expenses                                                     348,552
Collateral and deposits payable                                             90,000
----------------------------------------------------------------------------------
Total liabilities                                                      145,837,133
----------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 1,112,224,756
----------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $       698,363
Additional paid-in capital                                           2,557,304,666
Excess of distributions over net investment income                     (55,325,800)
Accumulated net realized gain (loss)                                (1,172,727,754)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                          (217,724,719)
----------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $ 1,112,224,756
----------------------------------------------------------------------------------
*Including securities on loan, at value                            $   110,196,246
----------------------------------------------------------------------------------




--------------------------------------------------------------------------------
16  RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $799,574,882           49,971,753                      $16.00(1)
Class B                     $ 97,613,583            6,639,181                      $14.70
Class C                     $  6,420,846              438,965                      $14.63
Class I                     $184,337,943           11,297,665                      $16.32
Class R2                    $      2,514                  155                      $16.22
Class R3                    $      2,511                  155                      $16.20
Class R4                    $ 24,267,421            1,488,091                      $16.31
Class R5                    $      2,510                  155                      $16.19
Class W                     $      2,546                  157                      $16.22
-----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $16.98. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                           RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT  17

STATEMENT OF OPERATIONS  -------------------------------------------------------
SIX MONTHS ENDED JAN. 31, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $  15,191,219
Interest                                                                   6,031
Income distributions from affiliated money market fund                   480,885
Fee income from securities lending                                        57,785
  Less foreign taxes withheld                                           (170,302)
--------------------------------------------------------------------------------
Total income                                                          15,565,618
--------------------------------------------------------------------------------
Expenses:
Investment management services fees                                    3,226,962
Distribution fees
  Class A                                                              1,408,357
  Class B                                                                674,834
  Class C                                                                 45,484
  Class R2                                                                     8
  Class R3                                                                     4
  Class W                                                                      4
Transfer agency fees
  Class A                                                              1,865,684
  Class B                                                                239,476
  Class C                                                                 15,530
  Class R2                                                                     1
  Class R3                                                                     1
  Class R4                                                                 8,553
  Class R5                                                                     1
  Class W                                                                      3
Administrative services fees                                             427,537
Plan administration services fees
  Class R2                                                                     4
  Class R3                                                                     4
  Class R4                                                                42,765
Compensation of board members                                             24,334
Custodian fees                                                           127,180
Printing and postage                                                     245,664
Registration fees                                                         31,120
Professional fees                                                         28,625
Other                                                                     17,807
--------------------------------------------------------------------------------
Total expenses                                                         8,429,942
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                            (6,569)
  Earnings and bank fee credits on cash balances                          (8,220)
--------------------------------------------------------------------------------
Total net expenses                                                     8,415,153
--------------------------------------------------------------------------------
Investment income (loss) -- net                                        7,150,465

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
18  RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                            $(943,397,408)
  Foreign currency transactions                                       60,217,186
  Options contracts written                                          (11,307,044)
--------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (894,487,266)
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                         114,973,208
--------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               (779,514,058)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $(772,363,593)
--------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                           RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT  19

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                              SIX MONTHS ENDED       YEAR ENDED
                                                                 JAN. 31, 2009    JULY 31, 2008
                                                                   (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                $     7,150,465  $    22,991,812
Net realized gain (loss) on investments                           (894,487,266)      18,445,072
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities
  in foreign currencies                                            114,973,208     (492,536,692)
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                      (772,363,593)    (451,099,808)
-----------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                        (44,910,862)     (18,613,899)
    Class B                                                         (4,161,278)              --
    Class C                                                           (290,906)         (35,082)
    Class I                                                        (13,320,253)      (3,250,974)
    Class R2                                                              (146)             (34)
    Class R3                                                              (156)             (46)
    Class R4                                                        (1,366,434)      (1,320,924)
    Class R5                                                              (164)             (63)
    Class W                                                               (149)             (42)
-----------------------------------------------------------------------------------------------
Total distributions                                                (64,050,348)     (23,221,064)

-----------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
20  RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



                                                              SIX MONTHS ENDED       YEAR ENDED
                                                                 JAN. 31, 2009    JULY 31, 2008
                                                                   (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                               $    28,146,145  $   158,922,224
  Class B shares                                                     3,608,809       21,028,069
  Class C shares                                                       670,291        2,204,302
  Class I shares                                                    25,582,473       38,802,667
  Class R4 shares                                                    6,042,047       25,787,191
Fund merger (Note 10)
  Class A shares                                                            --       18,206,825
  Class B shares                                                            --        5,395,871
  Class C shares                                                            --          739,026
  Class I shares                                                            --      161,620,525
  Class R4 shares                                                           --           39,465
Reinvestment of distributions at net asset value
  Class A shares                                                    43,556,566       18,132,589
  Class B shares                                                     4,110,479               --
  Class C shares                                                       285,490           34,035
  Class I shares                                                    13,319,983        3,250,578
  Class R4 shares                                                    1,366,091        1,320,795
Payments for redemptions
  Class A shares                                                  (258,802,415)    (642,466,071)
  Class B shares                                                   (27,961,260)    (151,381,443)
  Class C shares                                                    (2,818,226)      (7,113,707)
  Class I shares                                                   (42,132,853)    (132,345,429)
  Class R4 shares                                                  (21,650,042)     (99,292,710)
-----------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                    (226,676,422)    (577,115,198)
-----------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                         (1,063,090,363)  (1,051,436,070)
Net assets at beginning of period                                2,175,315,119    3,226,751,189
-----------------------------------------------------------------------------------------------
Net assets at end of period                                    $ 1,112,224,756  $ 2,175,315,119
-----------------------------------------------------------------------------------------------
Undistributed (excess of distributions over)
  net investment income                                        $   (55,325,800) $     1,574,083
-----------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                           RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT  21

FINANCIAL HIGHLIGHTS  ----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(h)          2008         2007         2006         2005
Net asset value, beginning of period                $27.22       $32.73       $28.61       $28.34       $23.73
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .09(b)       .26(b)       .23(b)       .18          .04
Net gains (losses) (both realized and
 unrealized)                                        (10.40)       (5.50)        4.11          .10         4.57
--------------------------------------------------------------------------------------------------------------
Total from investment operations                    (10.31)       (5.24)        4.34          .28         4.61
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.91)        (.27)        (.22)        (.01)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $16.00       $27.22       $32.73       $28.61       $28.34
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $800       $1,591       $2,393       $2,351       $2,101
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                1.11%(e)     1.00%        1.19%        1.14%        1.19%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .88%(e)      .84%         .71%         .72%         .16%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                90%         112%          98%         134%         136%
--------------------------------------------------------------------------------------------------------------
Total return(f)                                    (38.02%)(g)  (16.14%)      15.20%         .98%       19.43%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.
(h) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(h)          2008         2007         2006         2005
Net asset value, beginning of period                $24.79       $29.79       $26.06       $26.01       $21.95
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .01(b)       .02(b)      (.02)(b)     (.05)        (.16)
Net gains (losses) (both realized and
 unrealized)                                         (9.47)       (5.02)        3.75          .10         4.22
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (9.46)       (5.00)        3.73          .05         4.06
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.63)          --           --           --           --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $14.70       $24.79       $29.79       $26.06       $26.01
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $98         $189         $369         $462         $578
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                1.88%(e)     1.76%        1.96%        1.91%        1.97%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .11%(e)      .08%        (.06%)       (.06%)       (.62%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                90%         112%          98%         134%         136%
--------------------------------------------------------------------------------------------------------------
Total return(f)                                    (38.26%)(g)  (16.78%)      14.31%         .19%       18.50%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.
(h) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                           RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT  23

FINANCIAL HIGHLIGHTS (continued)  ----------------------------------------------


CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(h)          2008         2007         2006         2005
Net asset value, beginning of period                $24.73       $29.77       $26.07       $26.01       $21.95
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .01(b)       .02(b)      (.01)(b)     (.04)        (.16)
Net gains (losses) (both realized and
 unrealized)                                         (9.44)       (5.01)        3.74          .10         4.22
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (9.43)       (4.99)        3.73          .06         4.06
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.67)        (.05)        (.03)          --           --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $14.63       $24.73       $29.77       $26.07       $26.01
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $6          $13          $20          $19          $15
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                1.87%(e)     1.76%        1.95%        1.91%        1.97%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .12%(e)      .08%        (.03%)       (.03%)       (.62%)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                90%         112%          98%         134%         136%
--------------------------------------------------------------------------------------------------------------
Total return(f)                                    (38.24%)(g)  (16.78%)      14.31%         .23%       18.50%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.
(h) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(g)          2008         2007         2006         2005
Net asset value, beginning of period                $27.90       $33.54       $29.31       $28.93       $24.10
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .16(b)       .44(b)       .40(b)       .32          .12
Net gains (losses) (both realized and
 unrealized)                                        (10.67)       (5.66)        4.19          .10         4.71
--------------------------------------------------------------------------------------------------------------
Total from investment operations                    (10.51)       (5.22)        4.59          .42         4.83
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (1.07)        (.42)        (.36)        (.04)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $16.32       $27.90       $33.54       $29.31       $28.93
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $184         $326         $298         $256         $147
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                 .53%(e)      .54%         .74%         .68%         .75%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.47%(e)     1.40%        1.21%        1.22%         .55%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                90%         112%          98%         134%         136%
--------------------------------------------------------------------------------------------------------------
Total return                                       (37.82%)(f)  (15.74%)      15.70%        1.44%       20.04%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Not annualized.
(g) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                           RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT  25

FINANCIAL HIGHLIGHTS (continued)  ----------------------------------------------


CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(j)          2008     2007(b)
Net asset value, beginning of period                $27.61       $33.13       $32.23
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .09          .24          .13
Net gains (losses) (both realized and
 unrealized)                                        (10.54)       (5.54)        1.12
--------------------------------------------------------------------------------------------------------------
Total from investment operations                    (10.45)       (5.30)        1.25
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.94)        (.22)        (.35)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $16.22       $27.61       $33.13
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.37%(f)     1.36%        1.50%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.12%(f)     1.11%        1.50%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .87%(f)      .76%         .63%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                90%         112%          98%
--------------------------------------------------------------------------------------------------------------
Total return                                       (37.99%)(i)  (16.11%)       3.93%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of net average assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(i) Not annualized.
(j) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(j)          2008     2007(b)
Net asset value, beginning of period                $27.65       $33.18       $32.23
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .12          .31          .18
Net gains (losses) (both realized and
 unrealized)                                        (10.56)       (5.54)        1.13
--------------------------------------------------------------------------------------------------------------
Total from investment operations                    (10.44)       (5.23)        1.31
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (1.01)        (.30)        (.36)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $16.20       $27.65       $33.18
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.12%(f)     1.12%        1.27%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                      .87%(f)      .86%        1.27%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.12%(f)     1.00%         .87%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                90%         112%          98%
--------------------------------------------------------------------------------------------------------------
Total return                                       (37.92%)(i)  (15.91%)       4.09%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(i) Not annualized.
(j) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                           RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT  27

FINANCIAL HIGHLIGHTS (continued)  ----------------------------------------------


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(i)          2008         2007         2006         2005
Net asset value, beginning of period                $27.78       $33.34       $29.13       $28.81       $24.07
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .13(b)       .35(b)       .25(b)       .24          .09
Net gains (losses) (both realized and
 unrealized)                                        (10.62)       (5.58)        4.22          .10         4.65
--------------------------------------------------------------------------------------------------------------
Total from investment operations                    (10.49)       (5.23)        4.47          .34         4.74
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.98)        (.33)        (.26)        (.02)          --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $16.31       $27.78       $33.34       $29.13       $28.81
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $24          $56         $146         $265         $304
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                          .83%(e)      .84%        1.03%         .95%        1.02%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                      .79%(e)      .66%        1.03%         .95%        1.02%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.20%(e)     1.11%         .79%         .89%         .34%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                90%         112%          98%         134%         136%
--------------------------------------------------------------------------------------------------------------
Total return                                       (37.92%)(h)  (15.85%)      15.39%        1.17%       19.69%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(h) Not annualized.
(i) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
28  RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(h)          2008     2007(b)
Net asset value, beginning of period                $27.68       $33.28       $32.23
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .15          .39          .29
Net gains (losses) (both realized and
 unrealized)                                        (10.58)       (5.59)        1.12
--------------------------------------------------------------------------------------------------------------
Total from investment operations                    (10.43)       (5.20)        1.41
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (1.06)        (.40)        (.36)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $16.19       $27.68       $33.28
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                                 .61%(f)      .61%         .76%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.37%(f)     1.25%        1.38%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                90%         112%          98%
--------------------------------------------------------------------------------------------------------------
Total return                                       (37.85%)(g)  (15.80%)       4.41%(g)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) Not annualized.
(h) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                           RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT  29

FINANCIAL HIGHLIGHTS (continued)  ----------------------------------------------


CLASS W


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(h)          2008     2007(b)
Net asset value, beginning of period                $27.62       $33.21       $31.89
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .10          .27          .24
Net gains (losses) (both realized and
 unrealized)                                        (10.55)       (5.59)        1.43
--------------------------------------------------------------------------------------------------------------
Total from investment operations                    (10.45)       (5.32)        1.67
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.95)        (.27)        (.35)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $16.22       $27.62       $33.21
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                                1.02%(f)     1.00%        1.17%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .97%(f)      .86%        1.09%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                90%         112%          98%
--------------------------------------------------------------------------------------------------------------
Total return                                       (37.97%)(g)  (16.15%)       5.29%(g)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 1, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) Not annualized.
(h) Six months ended Jan. 31, 2009 (Unaudited)

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
30  RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO JAN. 31, 2009)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Growth Fund (the Fund) is a series of RiverSource Large Cap Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Large Cap Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in common stocks of U.S. and foreign companies that appear to offer growth opportunities.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

- Class W shares are sold without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At Jan. 31, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares and the Investment Manager owned 100% of Class R2, Class R3, Class R5 and Class W shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


--------------------------------------------------------------------------------
                           RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


VALUATION OF SECURITIES
Effective Aug. 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock

--------------------------------------------------------------------------------
32  RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




Exchange. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

ILLIQUID SECURITIES
At Jan. 31, 2009, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Jan. 31, 2009 was $22,293,800 representing 0.20% of net assets. Certain illiquid securities may be valued by management at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the New York Stock Exchange. The Fund will realize a gain or loss when the option

--------------------------------------------------------------------------------
                           RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------



transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At Jan. 31, 2009, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At Jan. 31, 2009, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counterparty will not complete its

--------------------------------------------------------------------------------
34  RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




contract obligations. At Jan. 31, 2009, the Fund had no outstanding forward foreign currency contracts.

TOTAL RETURN EQUITY SWAP TRANSACTIONS
The Fund may enter into swap agreements to gain exposure to the total return on a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Under the terms of a total return equity swap agreement, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate.

The notional amounts of swap contracts are not recorded in the financial statements. Swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. Payments received or made are recorded as realized gains (losses).

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk associated with the investment in the underlying securities and also the risk of the counterparty not fulfilling its obligations under the agreement. At Jan. 31, 2009, the Fund had no outstanding total return equity swap contracts.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.


--------------------------------------------------------------------------------
                           RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of options contracts, foreign currency transactions, recognition of unrealized appreciation (depreciation) for certain derivative investments, investments in partnerships, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45." The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At Jan. 31, 2009, the Fund did not own nor was it a party to any credit derivative contracts within the scope of these amendments.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. SFAS 161

--------------------------------------------------------------------------------
36  RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of Jan. 31, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.60% to 0.375% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Large-Cap Growth Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $1,379,213 for the six months ended Jan. 31, 2009. The management fee for the six months ended Jan. 31, 2009 was 0.41% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the six months ended Jan. 31, 2009 was 0.06% of the Fund's average daily net assets.


--------------------------------------------------------------------------------
                           RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Jan. 31, 2009, other expenses paid to this company were $7,689.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets

--------------------------------------------------------------------------------
38  RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $4,680,000 and $113,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $534,874 for Class A, $74,520 for Class B and $859 for Class C for the six months ended Jan. 31, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended Jan. 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class R2............................................  1.12%
Class R3............................................  0.87
Class R4............................................  0.79


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class R4..........................................  $5,385


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R2...........................................     $4
Class R3...........................................      4
Class R4...........................................  1,176


The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until July 31, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of

--------------------------------------------------------------------------------
                           RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the Fund's average daily net assets:

Class R4............................................  0.97%


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

EARNINGS AND BANK FEE CREDITS
During the six months ended Jan. 31, 2009, the Fund's transfer agency fees were reduced by $8,220 as a result of bank fee credits from overnight cash balances.

CUSTODIAN FEES
Effective Dec. 15, 2008, the fund pays custodian fees to JPMorgan Chase Bank, N.A. Prior to Dec. 15, 2008, the Fund paid custodian fees amounting to $58,493 to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,378,875,074 and $1,515,663,027, respectively, for the six months ended Jan. 31, 2009. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:


                                      SIX MONTHS ENDED JAN. 31, 2009
                                           ISSUED FOR
                                FUND       REINVESTED                        NET
                    SOLD       MERGER    DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------
Class A          1,419,288         N/A     2,608,177    (12,491,513)      (8,464,048)
Class B            196,510         N/A       267,609     (1,456,937)        (992,818)
Class C             36,589         N/A        18,684       (146,551)         (91,278)
Class I          1,198,193         N/A       782,608     (2,380,645)        (399,844)
Class R4           295,801         N/A        80,311       (901,291)        (525,179)
----------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
40  RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



                                         YEAR ENDED JULY 31, 2008
                                           ISSUED FOR
                                           REINVESTED                        NET
                    SOLD    FUND MERGER  DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------------
Class A          5,325,900     647,067       561,728    (21,198,973)     (14,664,278)
Class B            733,992     209,948            --     (5,712,960)      (4,769,020)
Class C             78,462      28,823         1,155       (261,120)        (152,680)
Class I          1,272,282   5,614,412        98,532     (4,180,720)       2,804,506
Class R4           815,040       1,376        40,170     (3,217,095)      (2,360,509)
----------------------------------------------------------------------------------------


5. LENDING OF PORTFOLIO SECURITIES

Effective Dec. 1, 2008, the Fund has entered into a Master Securities Lending Agreement ("the Agreement") with JPMorgan Chase Bank, National Association ("JPMorgan"). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers on behalf of the Fund. Pursuant to the Agreement, all loaned securities are initially collateralized in an amount equivalent to 102% (for securities denominated in U.S. dollars) or 105% (for all other securities) of the value of the loaned securities, including accrued interest in the case of fixed income securities. Collateral is maintained over the life of the loan thereafter in an amount not less than 100% of the market value of loaned securities, as determined at the close of each business day, except to the extent that a collateral shortfall is due to a diminution in the market value of authorized investments in which cash collateral is invested. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Collateral is either in the form of cash or U.S. government securities. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed on the Portfolio of Investments and the value of cash collateral received at period end is disclosed on the Statement of Assets and Liabilities along with the related obligation to return the collateral upon return of the securities loaned. At Jan. 31, 2009, securities valued at $110,196,246 were on loan secured by cash collateral of $115,771,102 invested in short-term securities or cash equivalents.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $26,532 earned from securities lending from Dec. 1, 2008 through Jan. 31, 2009 is

--------------------------------------------------------------------------------
                           RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------



included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to Dec. 1, 2008, RiverSource Investments, LLC served as securities lending agent for the Fund under the Securities Lending Agency Agreement pursuant to which the Fund agreed to reimburse RiverSource Investments, LLC for expenses incurred by it in connection with the lending program. Expenses paid to RiverSource Investments, LLC as securities lending agent were $1,771 through Nov. 30, 2008 and are included in other expenses on the Statement of Operations. Cash collateral received on loaned securities had been invested in an affiliated money market fund. Income of $31,253 earned from securities lending from Aug. 1, 2008 through Nov. 30, 2008 is included in the Statement of Operations.

6. OPTIONS CONTRACTS WRITTEN

Contracts and premiums associated with options contracts written are as follows:

                                    CALLS                    PUTS
                           CONTRACTS    PREMIUMS   CONTRACTS    PREMIUMS
--------------------------------------------------------------------------
Balance July 31, 2008        26,796   $ 2,162,573     5,537   $  3,967,499
Opened                      118,661     9,695,534    34,599      6,791,899
Closed                      (69,042)   (8,731,415)  (40,136)   (10,759,398)
Expired                     (76,415)   (3,126,692)       --             --
--------------------------------------------------------------------------
Balance Jan. 31, 2009            --   $        --        --   $         --
--------------------------------------------------------------------------


7. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of the RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $479,431,482 and $510,263,639, respectively, for the

--------------------------------------------------------------------------------
42  RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




six months ended Jan. 31, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found on the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Jan. 31, 2009, can be found in the Portfolio of Investments.

8. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended Jan. 31, 2009.

Under the prior credit facility which was effective until Oct. 15, 2008, the Fund had entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A., whereby the Fund was permitted to borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.


--------------------------------------------------------------------------------
                           RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


9. CAPITAL LOSS CARRY-OVER, POST-OCTOBER LOSS AND RECOGNIZED BUILT-IN LOSSES

For federal income tax purposes, the Fund had a capital loss carry-over of $178,158,939 at July 31, 2008, that if not offset by capital gains will expire in 2011.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2007 and its fiscal year end ("post-October loss") as occurring on the first day of the following year. At July 31, 2008, the Fund had a post-October loss of $22,735,098 that is treated for income tax purposes as occurring on Aug. 1, 2008.

The Fund had recognized built-in losses of $1,133,547 at July 31, 2008, that if not offset by capital gains will expire in 2017. As a result if the fund merger (Note 10) the Fund acquired unrealized capital losses, which are limited by Internal Revenue Code section 382.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over and recognized built-in losses have been offset or expires.

10. FUND MERGER

At the close of business on March 14, 2008, RiverSource Growth Fund acquired the assets and assumed the identified liabilities of RiverSource Fundamental Growth Fund. The reorganization was completed after shareholders approved the plan on Jan. 29, 2008.

The aggregate net assets of RiverSource Growth Fund immediately before the acquisition were $2,444,672,413 and the combined net assets immediately after the acquisition were $2,630,674,125.

The merger was accomplished by a tax-free exchange of 36,872,082 shares of RiverSource Fundamental Growth Fund valued at $186,001,712.


--------------------------------------------------------------------------------
44  RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



In exchange for the RiverSource Fundamental Growth Fund shares and net assets, RiverSource Growth Fund issued the following number of shares:

                                                     SHARES
------------------------------------------------------------
Class A..........................................    647,067
Class B..........................................    209,948
Class C..........................................     28,823
Class I..........................................  5,614,412
Class R4.........................................      1,376


The components of RiverSource Fundamental Growth Fund's net assets after adjustments for any permanent book-to-tax differences at the merger date were as follows:

                                                                             EXCESS OF
                                                                           DISTRIBUTIONS
                                                             ACCUMULATED      OVER NET
                      TOTAL        CAPITAL     UNREALIZED        NET         INVESTMENT
                   NET ASSETS       STOCK     DEPRECIATION  REALIZED GAIN      INCOME
----------------------------------------------------------------------------------------
RiverSource
Fundamental
Growth Fund       $186,001,712  $209,335,799  $(24,043,308)   $4,925,716    $(4,216,495)



11. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise

--------------------------------------------------------------------------------
                           RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------



Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.


--------------------------------------------------------------------------------
46  RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. and Brian
T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


--------------------------------------------------------------------------------
                           RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
48  RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
                           RIVERSOURCE GROWTH FUND -- 2009 SEMIANNUAL REPORT  49

RIVERSOURCE GROWTH FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., and
                                RiverSource Fund Distributors, Inc., Members FINRA, and
                                managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C) 2009 RiverSource Investments, LLC.                             S-6456 Z (4/09)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
LARGE CAP EQUITY FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JANUARY 31, 2009


RIVERSOURCE LARGE CAP EQUITY FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH LONG-TERM GROWTH OF CAPITAL.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    8

Portfolio of Investments...........   11

Statement of Assets and
  Liabilities......................   25

Statement of Operations............   27

Statements of Changes in Net
  Assets...........................   29

Financial Highlights...............   31

Notes to Financial Statements......   39

Proxy Voting.......................   56



                     (DALBAR LOGO)

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The
Seal recognizes communications demonstrating a level of excellence in the industry.


--------------------------------------------------------------------------------
                  RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Large Cap Equity Fund (the Fund) Class A shares declined 39.47%
  (excluding sales charge) for the semiannual period ended Jan. 31, 2009.

> The Fund underperformed its benchmarks, the Standard & Poor's 500 Index (S&P
  500 Index), which declined 33.95% and the Russell 1000(R) Index (Russell Index), which declined 34.71% in the same six-month period.

> The Fund's peer group, the Lipper Large-Cap Core Funds Index, fell 33.98% during the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended Jan. 31, 2009)
--------------------------------------------------------------------------------


                                                                  Since
                                                                inception
                          6 months*   1 year  3 years  5 years   3/28/02
-------------------------------------------------------------------------
RiverSource Large Cap
  Equity Fund Class A
  (excluding sales
  charge)                  -39.47%   -45.50%  -15.96%   -7.68%    -5.47%
-------------------------------------------------------------------------
Russell 1000 Index
  (unmanaged)(1)           -34.71%   -39.04%  -12.03%   -4.05%    -2.56%
-------------------------------------------------------------------------
S&P 500 Index
  (unmanaged)(2)           -33.95%   -38.63%  -11.78%   -4.24%    -2.86%
-------------------------------------------------------------------------
Lipper Large-Cap Core
  Funds Index(3)           -33.98%   -38.34%  -11.95%   -4.55%    -3.40%
-------------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.


--------------------------------------------------------------------------------
2  RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Russell 1000 Index, an unmanaged index, measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.
(3) The Lipper Large-Cap Core Funds Index includes the 30 largest large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
                  RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JAN. 31, 2009
                                                                    SINCE
Without sales charge        6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception
  3/28/02)                   -39.47%   -45.50%  -15.96%   -7.68%    -5.47%
---------------------------------------------------------------------------
Class B (inception
  3/28/02)                   -39.64%   -45.89%  -16.62%   -8.37%    -6.21%
---------------------------------------------------------------------------
Class C (inception
  3/28/02)                   -39.39%   -45.79%  -16.53%   -8.32%    -6.14%
---------------------------------------------------------------------------
Class I (inception
  3/4/04)                    -39.23%   -45.24%  -15.59%     N/A     -7.69%
---------------------------------------------------------------------------
Class R2 (inception
  12/11/06)                  -39.26%   -45.49%     N/A      N/A    -25.50%
---------------------------------------------------------------------------
Class R3 (inception
  12/11/06)                  -39.17%   -45.29%     N/A      N/A    -25.29%
---------------------------------------------------------------------------
Class R4 (inception
  3/28/02)                   -39.24%   -45.43%  -15.78%   -7.47%    -5.28%
---------------------------------------------------------------------------
Class R5 (inception
  12/11/06)                  -39.21%   -45.27%     N/A      N/A    -25.27%
---------------------------------------------------------------------------

With sales charge
Class A (inception
  3/28/02)                   -43.00%   -48.67%  -17.60%   -8.75%    -6.30%
---------------------------------------------------------------------------
Class B (inception
  3/28/02)                   -42.57%   -48.53%  -17.56%   -8.67%    -6.21%
---------------------------------------------------------------------------
Class C (inception
  3/28/02)                   -39.98%   -46.31%  -16.53%   -8.32%    -6.14%
---------------------------------------------------------------------------




--------------------------------------------------------------------------------
4  RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


AT DEC. 31, 2008
                                                                    SINCE
Without sales charge        6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception
  3/28/02)                   -32.82%   -42.40%  -12.07%   -5.37%    -3.92%
---------------------------------------------------------------------------
Class B (inception
  3/28/02)                   -32.94%   -42.70%  -12.71%   -6.05%    -4.65%
---------------------------------------------------------------------------
Class C (inception
  3/28/02)                   -33.05%   -42.78%  -12.72%   -6.07%    -4.63%
---------------------------------------------------------------------------
Class I (inception
  3/4/04)                    -32.57%   -42.03%  -11.64%     N/A     -5.60%
---------------------------------------------------------------------------
Class R2 (inception
  12/11/06)                  -32.81%   -42.32%     N/A      N/A    -22.21%
---------------------------------------------------------------------------
Class R3 (inception
  12/11/06)                  -32.57%   -42.11%     N/A      N/A    -21.97%
---------------------------------------------------------------------------
Class R4 (inception
  3/28/02)                   -32.81%   -42.27%  -11.93%   -5.19%    -3.74%
---------------------------------------------------------------------------
Class R5 (inception
  12/11/06)                  -32.66%   -42.21%     N/A      N/A    -21.99%
---------------------------------------------------------------------------

With sales charge
Class A (inception
  3/28/02)                   -36.70%   -45.76%  -13.77%   -6.49%    -4.77%
---------------------------------------------------------------------------
Class B (inception
  3/28/02)                   -36.20%   -45.49%  -13.70%   -6.36%    -4.65%
---------------------------------------------------------------------------
Class C (inception
  3/28/02)                   -33.70%   -43.33%  -12.72%   -6.07%    -4.63%
---------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4 and Class R5 shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only.

 *Not annualized.


--------------------------------------------------------------------------------
                  RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------

 Style Matrix

         STYLE
VALUE    BLEND   GROWTH
           X              LARGE
                          MEDIUM   SIZE
                          SMALL



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.



ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
--------------------------------------------------------------------------------

                                             Net fund
                                           and acquired
                Total fund    Net fund      fund fees
                 expenses   expenses(a)  and expenses(b)
--------------------------------------------------------
Class A            1.03%       0.96%          0.98%
--------------------------------------------------------
Class B            1.79%       1.73%          1.75%
--------------------------------------------------------
Class C            1.79%       1.72%          1.74%
--------------------------------------------------------
Class I            0.57%       0.54%          0.56%
--------------------------------------------------------
Class R2           1.39%       1.34%          1.36%
--------------------------------------------------------
Class R3           1.14%       1.09%          1.11%
--------------------------------------------------------
Class R4           0.87%       0.82%          0.84%
--------------------------------------------------------
Class R5           0.67%       0.59%          0.61%
--------------------------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.08% for the year ended July 31, 2008), will not exceed 1.04% for Class A, 1.81% for Class B, 1.80% for Class C, 0.62% for Class I, 1.42% for Class R2, 1.17% for Class R3, 0.90% for Class R4 and 0.67% for Class R5.
(b) In addition to the Fund's total annual operating expenses that the Fund bears directly, the Fund's shareholders indirectly bear the expenses of acquired funds in which the Fund invests. The Fund's "Acquired fund fees and expenses," based on its investment in the acquired funds, was 0.02% for the year ended July 31, 2008.



--------------------------------------------------------------------------------
6  RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


SECTOR DIVERSIFICATION(1) (at Jan. 31, 2009; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                     11.4%
------------------------------------------------
Consumer Staples                           11.7%
------------------------------------------------
Energy                                     14.2%
------------------------------------------------
Financials                                 11.5%
------------------------------------------------
Health Care                                16.0%
------------------------------------------------
Industrials                                 8.8%
------------------------------------------------
Information Technology                     10.2%
------------------------------------------------
Materials                                   2.4%
------------------------------------------------
Telecommunication Services                  0.4%
------------------------------------------------
Utilities                                   1.8%
------------------------------------------------
Other(2)                                   11.6%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.
(2) Cash & Cash Equivalents. Of the 11.6%, 8.7% is due to security lending activity and 2.9% is the Fund's cash equivalent position.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



TOP TEN HOLDINGS (at Jan. 31, 2009; % of portfolio assets)
---------------------------------------------------------------------

Wal-Mart Stores                             4.6%
------------------------------------------------
Pfizer                                      4.4%
------------------------------------------------
Chevron                                     4.2%
------------------------------------------------
Johnson & Johnson                           4.1%
------------------------------------------------
Home Depot                                  2.2%
------------------------------------------------
JPMorgan Chase & Co                         2.2%
------------------------------------------------
Exxon Mobil                                 2.1%
------------------------------------------------
IBM                                         1.6%
------------------------------------------------
Microsoft                                   1.6%
------------------------------------------------
PepsiCo                                     1.4%
------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                  RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
8  RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                                               DIRECT AND
                                                                  DIRECT        INDIRECT
                                  BEGINNING        ENDING        EXPENSES       EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING    PAID DURING
                                 AUG. 1, 2008  JAN. 31, 2009  THE PERIOD(A)  THE PERIOD(B)
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  605.30        $3.46          $3.50
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.76        $4.36          $4.41
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  603.60        $6.55          $6.59
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.90        $8.24          $8.29
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  606.10        $6.52          $6.56
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.95        $8.19          $8.24
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  607.70        $1.77          $1.81
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,022.86        $2.23          $2.28
------------------------------------------------------------------------------------------

Class R2
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  607.40        $5.00          $5.04
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.85        $6.28          $6.33
------------------------------------------------------------------------------------------

Class R3
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  608.30        $3.99          $4.03
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.10        $5.01          $5.06
------------------------------------------------------------------------------------------

Class R4
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  607.60        $2.90          $2.94
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,021.46        $3.65          $3.70
------------------------------------------------------------------------------------------

Class R5
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $  607.90        $1.81          $1.85
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,022.81        $2.28          $2.33
------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                  RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT  9

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                    FUND'S     ACQUIRED FUND
                                  ANNUALIZED      FEES AND    NET FUND
                                EXPENSE RATIO     EXPENSES    EXPENSES
----------------------------------------------------------------------
Class A                              .86%           .01%         .87%
----------------------------------------------------------------------
Class B                             1.63%           .01%        1.64%
----------------------------------------------------------------------
Class C                             1.62%           .01%        1.63%
----------------------------------------------------------------------
Class I                              .44%           .01%         .45%
----------------------------------------------------------------------
Class R2                            1.24%           .01%        1.25%
----------------------------------------------------------------------
Class R3                             .99%           .01%        1.00%
----------------------------------------------------------------------
Class R4                             .72%           .01%         .73%
----------------------------------------------------------------------
Class R5                             .45%           .01%         .46%
----------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio for each class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio for each class plus the acquired fund fees and expenses, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(c) Based on the actual return for the six months ended Jan. 31, 2009: -39.47% for Class A, -39.64% for Class B, -39.39% for Class C, -39.23% for Class I, -39.26% for Class R2, -39.17% for Class R3, -39.24% for Class R4 and -39.21%
    for Class R5.


--------------------------------------------------------------------------------
10  RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------


JAN. 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (96.8%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.8%)
AeroVironment                                             8,500(b,f)         $315,010
American Science & Engineering                            3,213               250,614
Ceradyne                                                 25,331(b,f)          578,053
General Dynamics                                        172,255(f)          9,772,027
Rockwell Collins                                         33,368             1,257,306
United Technologies                                      99,020             4,751,970
                                                                      ---------------
Total                                                                      16,924,980
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.2%)
CH Robinson Worldwide                                    95,986             4,413,437
Hub Group Cl A                                           16,373(b)            371,667
Pacer Intl                                               46,242(f)            397,681
                                                                      ---------------
Total                                                                       5,182,785
-------------------------------------------------------------------------------------

AIRLINES (0.4%)
Alaska Air Group                                         31,558(b)            831,869
Allegiant Travel                                          8,541(b,f)          305,426
AMR                                                      30,335(b)            180,190
Continental Airlines Cl B                                14,891(b)            200,582
Delta Air Lines                                          59,755(b)            412,310
Hawaiian Holdings                                        65,225(b)            265,466
JetBlue Airways                                          37,430(b)            210,731
SkyWest                                                  71,912             1,125,423
Southwest Airlines                                      502,569(f)          3,533,059
UAL                                                      73,227(b)            691,263
US Airways Group                                         81,594(b)            462,638
                                                                      ---------------
Total                                                                       8,218,957
-------------------------------------------------------------------------------------

AUTO COMPONENTS (0.1%)
Cooper Tire & Rubber                                     56,651(f)            264,560
Exide Technologies                                       62,946(b)            228,494
Fuel Systems Solutions                                    7,302(b,f)          190,874
Goodyear Tire & Rubber                                  194,518(b)          1,200,176
Johnson Controls                                         65,605               820,719
                                                                      ---------------
Total                                                                       2,704,823
-------------------------------------------------------------------------------------

AUTOMOBILES (0.1%)
Ford Motor                                              249,800(b,f)          467,126
General Motors                                           62,539(f)            188,242
Harley-Davidson                                         164,139(f)          1,999,213
                                                                      ---------------
Total                                                                       2,654,581
-------------------------------------------------------------------------------------

BEVERAGES (2.9%)
Brown-Forman Cl B                                        56,384             2,560,397
Coca-Cola                                               631,980            26,998,186
PepsiCo                                                 653,531            32,826,862
                                                                      ---------------
Total                                                                      62,385,445
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (2.6%)
Amgen                                                   405,762(b)         22,256,046
Cephalon                                                 45,699(b,f)        3,527,049
CV Therapeutics                                          32,590(b)            510,034
Emergent BioSolutions                                    13,873(b,f)          304,235
Genentech                                                14,017(b)          1,138,741
Gilead Sciences                                         524,678(b)         26,637,901
Myriad Genetics                                          19,227(b)          1,433,757
NPS Pharmaceuticals                                      36,398(b)            227,124
Vertex Pharmaceuticals                                    8,688(b,f)          287,138
                                                                      ---------------
Total                                                                      56,322,025
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
American Woodmark                                        16,024(f)            241,161
Insteel Inds                                             27,417(f)            211,111
Masco                                                   291,531             2,279,772
Owens Corning                                             7,565(b)            100,917
Trex                                                     11,677(b,f)          172,703
                                                                      ---------------
Total                                                                       3,005,664
-------------------------------------------------------------------------------------

CAPITAL MARKETS (1.5%)
Goldman Sachs Group                                     133,369            10,766,879
Knight Capital Group Cl A                                24,027(b)            433,207
Morgan Stanley                                        1,011,014(f)         20,452,814
Stifel Financial                                         11,707(b,f)          410,213
SWS Group                                                45,991(f)            673,768
                                                                      ---------------
Total                                                                      32,736,881
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

CHEMICALS (1.5%)
Ashland                                                  21,801              $174,844
Balchem                                                  10,066(f)            224,774
CF Inds Holdings                                         28,881             1,357,407
Dow Chemical                                          1,772,219            20,540,017
Ecolab                                                   19,484               661,677
EI du Pont de Nemours & Co                              108,801             2,498,071
Innophos Holdings                                        15,945               241,248
OM Group                                                 16,873(b,f)          326,999
PPG Inds                                                 77,165             2,899,861
Sigma-Aldrich                                            56,009             2,020,805
Solutia                                                  48,200(b,f)          188,462
Stepan                                                    6,925(f)            254,078
Westlake Chemical                                        14,332(f)            195,918
WR Grace & Co                                           100,680(b)            580,924
                                                                      ---------------
Total                                                                      32,165,085
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (1.1%)
BancFirst                                                 6,108(f)            217,567
BB&T                                                    292,392(f)          5,786,437
Comerica                                                125,875             2,097,078
Community Trust Bancorp                                   6,575               183,903
Fifth Third Bancorp                                     606,788             1,450,223
First BanCorp                                            15,522(c,f)          110,361
First Citizens BancShares Cl A                              949               132,727
First Financial                                           7,250(f)            240,338
First Financial Bankshares                                9,490(f)            421,261
Home BancShares                                           8,731(f)            179,771
Intl Bancshares                                          20,109(f)            366,386
KeyCorp                                                 343,879             2,503,439
MainSource Financial Group                               17,647(f)            172,411
Marshall & Ilsley                                       204,955(f)          1,170,293
Popular                                                  18,530(c,f)           50,772
Republic Bancorp Cl A                                    11,372(f)            204,696
SunTrust Banks                                          146,867             1,800,589
TowneBank                                                11,883               247,642
Trico Bancshares                                          9,961(f)            200,615
Trustmark                                                13,543               274,923
UMB Financial                                            10,116               391,894
Wells Fargo & Co                                        268,910(f)          5,082,399
Wilshire Bancorp                                         33,656(f)            230,880
Zions Bancorporation                                      9,592(f)            143,113
                                                                      ---------------
Total                                                                      23,659,718
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.9%)
ABM Inds                                                  9,515(f)            141,298
Avery Dennison                                           48,390(f)          1,172,490
Clean Harbors                                             5,723(b,f)          306,238
HNI                                                      20,631(f)            272,536
Kimball Intl Cl B                                        44,536               306,853
Republic Services                                       248,682             6,430,916
RR Donnelley & Sons                                      80,980               790,365
Sykes Enterprises                                        13,650(b)            228,092
Tetra Tech                                                6,789(b)            157,708
United Stationers                                         7,598(b,f)          212,820
Waste Management                                        282,337             8,806,090
                                                                      ---------------
Total                                                                      18,825,406
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.4%)
3Com                                                    129,413(b)            301,532
Airvana                                                  49,195(b)            250,403
ARRIS Group                                              40,980(b)            291,778
Cisco Systems                                           489,238(b)          7,323,893
Corning                                                 747,258(f)          7,554,778
InterDigital                                             28,749(b,f)          929,455
Motorola                                                133,924               593,283
NETGEAR                                                  21,473(b,f)          238,780
QUALCOMM                                                328,496            11,349,536
Tekelec                                                  18,199(b)            226,032
                                                                      ---------------
Total                                                                      29,059,470
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (3.5%)
Adaptec                                                  83,576(b,f)          233,177
Apple                                                   120,797(b)         10,887,434
Dell                                                    831,979(b)          7,903,801
Electronics for Imaging                                  26,387(b,f)          234,580
Hewlett-Packard                                         338,952            11,778,582
IBM                                                     414,283            37,969,036
Lexmark Intl Cl A                                       207,679(b)          4,917,839
NCR                                                      18,658(b,f)          234,158
Western Digital                                          26,046(b)            382,355
                                                                      ---------------
Total                                                                      74,540,962
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

CONSTRUCTION & ENGINEERING (0.3%)
EMCOR Group                                              21,413(b,f)         $440,894
Fluor                                                    66,753             2,596,691
Foster Wheeler                                            2,749(b)             54,898
Granite Construction                                     36,466(f)          1,284,333
Michael Baker                                             3,799(b)            132,813
Perini                                                   48,557(b,f)        1,012,413
                                                                      ---------------
Total                                                                       5,522,042
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (--%)
Vulcan Materials                                          3,181(f)            157,332
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.2%)
Advanta Cl B                                             88,512(f)             69,039
American Express                                         60,682             1,015,210
Discover Financial Services                              80,265(f)            573,895
SLM                                                     248,814(b,f)        2,848,920
                                                                      ---------------
Total                                                                       4,507,064
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (--%)
Rock-Tenn Cl A                                           25,329(f)            789,505
-------------------------------------------------------------------------------------

DISTRIBUTORS (0.2%)
Genuine Parts                                           106,374             3,406,095
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.5%)
Apollo Group Cl A                                        20,567(b)          1,675,388
Career Education                                          4,579(b,f)           99,822
Corinthian Colleges                                      37,035(b,f)          691,814
H&R Block                                               372,711             7,726,298
Regis                                                    22,824               256,770
Universal Technical Institute                            12,637(b,f)          221,527
                                                                      ---------------
Total                                                                      10,671,619
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (4.8%)
Apollo Management LP                                  1,406,500(d,e)        2,109,750
Bank of America                                       3,728,404            24,532,898
Citigroup                                             6,585,055(f)         23,376,945
JPMorgan Chase & Co                                   1,969,323            50,237,430
KKR Financial Holdings LLC                              563,202               799,747
Life Partners Holdings                                    6,727(f)            255,626
Moody's                                                   6,357(f)            136,167
                                                                      ---------------
Total                                                                     101,448,563
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
CenturyTel                                               45,084(f)          1,223,580
Embarq                                                  106,239             3,794,856
Frontier Communications                                 134,518             1,090,941
Qwest Communications Intl                                87,185               280,736
Shenandoah Telecommunications                             8,904(f)            217,080
                                                                      ---------------
Total                                                                       6,607,193
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.1%)
Entergy                                                  43,933(f)          3,354,724
Exelon                                                  142,513(f)          7,727,055
FirstEnergy                                             141,478(f)          7,072,485
Hawaiian Electric Inds                                   20,076               435,248
Pinnacle West Capital                                     1,445                48,364
Portland General Electric                                20,589               400,456
Southern                                                149,523             5,001,544
                                                                      ---------------
Total                                                                      24,039,876
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.3%)
American Superconductor                                  10,335(b,f)          167,220
Emerson Electric                                        138,702(f)          4,535,556
Encore Wire                                              14,462               238,768
Energy Conversion Devices                                10,231(b,f)          257,514
GrafTech Intl                                            25,000(b)            200,250
                                                                      ---------------
Total                                                                       5,399,308
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.3%)
Anixter Intl                                             14,075(b)            379,744
Arrow Electronics                                        34,712(b,f)          661,958
Avnet                                                    35,573(b)            705,057
Benchmark Electronics                                    82,459(b)            968,069
Ingram Micro Cl A                                        49,358(b)            605,623
Insight Enterprises                                      47,127(b,f)          244,118
Jabil Circuit                                           365,781             2,128,844
L-1 Identity Solutions                                   16,308(b)            118,233
Methode Electronics                                      32,965(f)            152,298
SYNNEX                                                   23,322(b,f)          357,993


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (CONT.)
Tyco Electronics                                         65,715(c,f)         $930,524
                                                                      ---------------
Total                                                                       7,252,461
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (2.0%)
Baker Hughes                                             96,051             3,200,419
BASiC Energy Services                                    52,684(b)            505,766
BJ Services                                             228,552             2,514,072
Complete Production Services                             30,311(b)            194,294
ENSCO Intl                                              149,498             4,090,265
GulfMark Offshore                                        12,678(b)            303,511
Halliburton                                             554,230             9,560,469
Helmerich & Payne                                        14,600               327,916
Lufkin Inds                                               8,971               313,536
Nabors Inds                                             270,635(b,c,f)      2,963,453
Natl Oilwell Varco                                      200,633(b)          5,304,737
Newpark Resources                                        39,801(b)            167,562
Noble                                                   139,883(f)          3,797,823
Oil States Intl                                           7,333(b)            134,267
Parker Drilling                                         149,991(b,f)          317,981
Patterson-UTI Energy                                     28,165               269,257
Pioneer Drilling                                         40,209(b,f)          199,839
Rowan Companies                                          84,835             1,074,011
Smith Intl                                               45,574             1,034,530
Tidewater                                                 6,622               275,541
Unit                                                      7,740(b,f)          193,036
Weatherford Intl                                        586,296(b)          6,466,845
                                                                      ---------------
Total                                                                      43,209,130
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (5.7%)
Casey's General Stores                                   12,446(f)            264,478
Costco Wholesale                                         34,790(f)          1,566,594
Ingles Markets Cl A                                      17,188(f)            245,101
Nash Finch                                                8,093               348,242
Pantry                                                   11,709(b,f)          194,721
SUPERVALU                                               121,694             2,134,513
SYSCO                                                   119,812             2,670,609
Walgreen                                                242,493(f)          6,646,733
Wal-Mart Stores                                       2,280,221           107,444,013
Winn-Dixie Stores                                        44,499(b,f)          611,416
                                                                      ---------------
Total                                                                     122,126,420
-------------------------------------------------------------------------------------

FOOD PRODUCTS (2.3%)
Bunge                                                     5,267(f)            226,165
Cal-Maine Foods                                          11,403(f)            308,793
Campbell Soup                                            93,880(f)          2,851,136
Darling Intl                                             42,476(b)            194,965
Dean Foods                                               78,795(b)          1,523,895
Diamond Foods                                             7,437(f)            190,982
Flowers Foods                                            33,535(f)            720,667
Fresh Del Monte Produce                                  16,371(b,c,f)        394,541
General Mills                                           405,435            23,981,480
Hershey                                                  14,498(f)            540,485
J&J Snack Foods                                           7,348               256,519
JM Smucker                                               79,073(f)          3,570,146
Kellogg                                                 100,341             4,383,898
Lance                                                    11,712(f)            220,537
Ralcorp Holdings                                         17,045(b)          1,009,405
Sanderson Farms                                           8,480               306,806
Sara Lee                                                505,990             5,075,080
TreeHouse Foods                                          17,104(b,f)          451,375
Tyson Foods Cl A                                        189,641(f)          1,678,323
                                                                      ---------------
Total                                                                      47,885,198
-------------------------------------------------------------------------------------

GAS UTILITIES (0.3%)
Atmos Energy                                              8,037               197,308
Laclede Group                                             9,965(f)            452,311
New Jersey Resources                                     25,623(f)          1,027,226
Nicor                                                    32,666             1,117,504
Piedmont Natural Gas                                     25,754               667,286
Questar                                                  73,004(f)          2,480,677
                                                                      ---------------
Total                                                                       5,942,312
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.9%)
Becton Dickinson & Co                                    94,068             6,835,922
Covidien                                                200,575(c,f)        7,690,045
CryoLife                                                 19,446(b,f)          160,235
Cyberonics                                               11,792(b)            181,479
Greatbatch                                                9,720(b,f)          226,476
Immucor                                                   7,503(b)            207,908
St. Jude Medical                                         32,370(b)          1,177,297
STERIS                                                   35,623(f)            947,572
Thoratec                                                 29,234(b,f)          846,909
Volcano                                                  28,992(b)            378,925
                                                                      ---------------
Total                                                                      18,652,768
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.2%)
Almost Family                                             4,966(b,f)          153,151


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
HEALTH CARE PROVIDERS & SERVICES (CONT.)
AMERIGROUP                                               31,195(b)           $872,524
Cardinal Health                                          93,991(g)          3,538,761
CIGNA                                                   460,711             7,997,943
Coventry Health Care                                     16,443(b)            248,783
DaVita                                                   39,752(b)          1,868,344
Gentiva Health Services                                  12,919(b)            326,592
HealthSpring                                             60,412(b)          1,052,377
Humana                                                   19,622(b)            744,262
Kindred Healthcare                                       60,238(b)            817,430
Landauer                                                  5,797(f)            397,558
LHC Group                                                 6,103(b)            162,401
Magellan Health Services                                 26,612(b)            963,887
Molina Healthcare                                        21,468(b)            376,549
Omnicare                                                  9,838(f)            275,070
Quest Diagnostics                                        71,854             3,545,995
Tenet Healthcare                                        606,612(b)            649,075
UnitedHealth Group                                       48,487             1,373,637
Universal American Financial                             25,232(b,f)          249,040
Universal Health Services Cl B                            3,693               139,780
                                                                      ---------------
Total                                                                      25,753,159
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.3%)
Bob Evans Farms                                           6,334(f)            111,225
Darden Restaurants                                       28,115(f)            737,175
Intl Game Technology                                     86,368(f)            915,501
McDonald's                                              426,834            24,764,910
Panera Bread Cl A                                         2,788(b,f)          130,980
Starwood Hotels & Resorts Worldwide                      23,901(f)            361,383
Wyndham Worldwide                                       168,588             1,033,444
                                                                      ---------------
Total                                                                      28,054,618
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.6%)
Black & Decker                                           39,371(f)          1,138,216
Centex                                                  133,790             1,138,553
DR Horton                                               201,667             1,201,935
Garmin                                                   15,642(c,f)          274,204
Harman Intl Inds                                         72,907(f)          1,173,074
KB Home                                                  54,179(f)            578,090
Leggett & Platt                                         102,924(f)          1,285,521
Lennar Cl A                                             134,250             1,032,383
Natl Presto Inds                                          8,400               563,976
Newell Rubbermaid                                        40,565               327,765
NVR                                                         401(b)            170,862
Pulte Homes                                             111,267             1,129,360
Ryland Group                                             16,765(f)            261,534
Snap-On                                                  32,903               993,013
Stanley Works                                             8,721               272,618
Toll Brothers                                             6,345(b)            107,992
Whirlpool                                                51,835(f)          1,732,843
                                                                      ---------------
Total                                                                      13,381,939
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.8%)
Clorox                                                   32,837             1,646,776
Kimberly-Clark                                           85,492             4,400,273
Procter & Gamble                                        576,352            31,411,184
                                                                      ---------------
Total                                                                      37,458,233
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
Calpine                                                   8,553(b)             63,378
Constellation Energy Group                              104,964(f)          2,760,553
Dynegy Cl A                                             466,585(b)            984,494
                                                                      ---------------
Total                                                                       3,808,425
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.3%)
3M                                                      217,362            11,691,902
Seaboard                                                    471               473,355
Textron                                                  93,093               840,630
Tredegar                                                 16,209               267,449
Tyco Intl                                               654,427(c,g)       13,756,055
                                                                      ---------------
Total                                                                      27,029,391
-------------------------------------------------------------------------------------

INSURANCE (4.5%)
AFLAC                                                   147,289             3,418,578
Allied World Assurance Holdings                           6,869(c)            258,961
Allstate                                              1,197,191(g)         25,943,129
American Financial Group                                 11,304               191,942
Aon                                                     103,317             3,827,895
Arch Capital Group                                        6,237(b,c,f)        375,156
Aspen Insurance Holdings                                 66,891(c)          1,478,291
Assurant                                                 56,546             1,492,814


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
INSURANCE (CONT.)
Axis Capital Holdings                                    20,174(c)           $489,421
Chubb                                                   140,797(f)          5,995,136
Cincinnati Financial                                     12,519               274,542
Employers Holdings                                       36,927               499,992
Everest Re Group                                          5,516(c)            347,508
Hartford Financial Services Group                       158,284(f)          2,083,017
HCC Insurance Holdings                                   14,014               328,068
IPC Holdings                                             33,187(c,f)          851,578
Marsh & McLennan Companies                              440,703             8,518,789
Montpelier Re Holdings                                   71,187(c)          1,006,584
Odyssey Re Holdings                                      25,577(f)          1,203,398
PartnerRe                                                 6,873(c)            450,388
Platinum Underwriters Holdings                           45,109(c,f)        1,254,481
Progressive                                           1,242,638(b)         15,098,052
RenaissanceRe Holdings                                    8,305(c)            371,150
RLI                                                      12,392               700,024
Travelers Companies                                     434,027            16,770,803
Validus Holdings                                         48,236(c,f)        1,100,746
WR Berkley                                               19,445               514,904
Zenith Natl Insurance                                    29,120               816,525
                                                                      ---------------
Total                                                                      95,661,872
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (--%)
NutriSystem                                              41,148(f)            530,398
PetMed Express                                           10,222(b)            147,606
Ticketmaster Entertainment                               26,034(b)            154,902
                                                                      ---------------
Total                                                                         832,906
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.1%)
Ariba                                                    38,540(b,f)          294,446
EarthLink                                                70,156(b,f)          528,274
ModusLink Global Solutions                               71,828(b)            167,359
RealNetworks                                             67,312(b)            189,820
                                                                      ---------------
Total                                                                       1,179,899
-------------------------------------------------------------------------------------

IT SERVICES (1.4%)
Affiliated Computer Services Cl A                       103,970(b)          4,768,064
Automatic Data Processing                               202,289(f)          7,349,159
Ciber                                                    52,635(b,f)          229,489
Computer Sciences                                        17,530(b)            645,805
Convergys                                                13,435(b,f)          101,166
CSG Systems Intl                                         22,398(b)            324,771
Integral Systems                                         17,756(b)            194,073
ManTech Intl Cl A                                        21,514(b,f)        1,153,796
MasterCard Cl A                                          39,332             5,340,499
NCI Cl A                                                  8,433(b)            252,990
Paychex                                                 127,898             3,106,642
Perot Systems Cl A                                       28,231(b,f)          366,721
SAIC                                                     36,100(b,f)          712,614
Total System Services                                    21,811               276,127
Western Union                                           345,685(f)          4,722,057
                                                                      ---------------
Total                                                                      29,543,973
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.4%)
Brunswick                                                79,223(f)            220,240
Eastman Kodak                                           257,081(f)          1,164,577
Hasbro                                                  117,369             2,832,114
JAKKS Pacific                                            40,483(b,f)          742,458
Mattel                                                  253,773             3,601,039
                                                                      ---------------
Total                                                                       8,560,428
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.1%)
Luminex                                                  15,394(b)            313,576
PerkinElmer                                             125,550(f)          1,584,440
Sequenom                                                 19,260(b,f)          426,802
                                                                      ---------------
Total                                                                       2,324,818
-------------------------------------------------------------------------------------

MACHINERY (1.2%)
Cummins                                                 100,950             2,420,781
Deere & Co                                               92,031             3,197,157
Dover                                                    77,239(f)          2,184,319
Eaton                                                    74,070             3,260,561
Flowserve                                                30,090             1,604,098
Force Protection                                         68,911(b)            414,155
FreightCar America                                        7,315               140,082
Gardner Denver                                            8,822(b)            192,055
Illinois Tool Works                                     154,278             5,038,720
Ingersoll-Rand Cl A                                     183,012(c)          2,966,625
Joy Global                                                9,129(f)            190,157
Manitowoc                                               146,341               804,876
Mueller Inds                                             51,804             1,042,296


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
MACHINERY (CONT.)
NACCO Inds Cl A                                           8,300(f)           $265,517
Pall                                                     49,291             1,285,016
Terex                                                    16,330(b,f)          193,347
Wabtec                                                   28,621(f)            856,627
                                                                      ---------------
Total                                                                      26,056,389
-------------------------------------------------------------------------------------

MEDIA (3.1%)
CBS Cl B                                                608,287             3,479,402
Comcast Cl A                                          1,292,482(f)         18,934,862
DIRECTV Group                                           209,156(b)          4,580,516
DreamWorks Animation SKG Cl A                             3,854(b)             84,595
Gannett                                                 501,357             2,892,830
Marvel Entertainment                                     14,171(b)            389,844
Meredith                                                 86,571(f)          1,382,539
New York Times Cl A                                     266,866(f)          1,326,324
News Corp Cl A                                          283,178(f)          1,809,507
Sirius XM Radio                                      15,046,171(b)          1,805,541
Time Warner Cable Cl A                                   59,461(b,f)        1,107,758
Virgin Media                                          5,987,186(e)         27,181,825
WorldSpace Cl A                                         263,942(b)              3,167
                                                                      ---------------
Total                                                                      64,978,710
-------------------------------------------------------------------------------------

METALS & MINING (1.0%)
AK Steel Holding                                        137,071(f)          1,106,163
Alcoa                                                    48,086               374,590
AM Castle & Co                                           26,449(f)            223,759
Cliffs Natural Resources                                 14,804(f)            343,009
Compass Minerals Intl                                     5,450               327,927
Freeport-McMoRan Copper & Gold                           42,418(f)          1,066,389
Horsehead Holding                                        25,185(b)             99,733
Kaiser Aluminum                                           8,262(f)            205,228
Nucor                                                   314,082(f)         12,811,404
Olympic Steel                                            15,484               245,731
Reliance Steel & Aluminum                                15,731(f)            348,127
RTI Intl Metals                                           9,465(b)            125,979
Timminco                                                510,164(b,c,f)      1,441,189
United States Steel                                     112,157(f)          3,368,074
Worthington Inds                                         22,881               230,183
                                                                      ---------------
Total                                                                      22,317,485
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.7%)
Big Lots                                                 80,289(b,f)        1,079,887
Dillard's Cl A                                           53,223(f)            231,520
Dollar Tree                                               8,846(b)            377,813
Family Dollar Stores                                    175,923(f)          4,885,382
Fred's Cl A                                              33,104(f)            339,647
JC Penney                                                51,311(f)            859,459
Kohl's                                                  113,484(b,f)        4,165,998
Macy's                                                   83,729               749,375
Nordstrom                                                82,493(f)          1,046,836
Sears Holdings                                            8,132(b,f)          332,761
                                                                      ---------------
Total                                                                      14,068,678
-------------------------------------------------------------------------------------

MULTI-UTILITIES (0.4%)
CH Energy Group                                           3,442               174,096
DTE Energy                                                2,526                87,147
MDU Resources Group                                      10,592               210,675
PG&E                                                     80,109             3,097,815
TECO Energy                                             120,193             1,443,518
Vectren                                                   7,668               197,758
Wisconsin Energy                                         51,986(f)          2,317,536
                                                                      ---------------
Total                                                                       7,528,545
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (13.6%)
Apache                                                  176,609            13,245,675
Cabot Oil & Gas                                          55,530(f)          1,526,520
Chesapeake Energy                                       289,099             4,570,655
Chevron                                               1,385,499            97,705,390
Cimarex Energy                                           13,126(f)            326,050
Clayton Williams Energy                                   5,179(b)            206,124
Comstock Resources                                       20,170(b,f)          769,082
ConocoPhillips                                          584,206            27,767,311
CONSOL Energy                                            85,435             2,328,958
Contango Oil & Gas                                        5,181(b,f)          231,073
EOG Resources                                           112,266(f)          7,608,267
EXCO Resources                                           18,093(b)            183,463
Exxon Mobil                                             625,884            47,867,608
Frontier Oil                                             14,907(f)            212,872
Frontline                                                 4,642(c,f)          132,343
Goodrich Petroleum                                        7,657(b)            221,287
Gran Tierra Energy                                       87,228(b,c)          246,855
Hess                                                    127,604(f)          7,096,058
James River Coal                                         16,847(b)            228,445
Marathon Oil                                            412,818            11,241,034
Massey Energy                                            92,601             1,405,683


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
OIL, GAS & CONSUMABLE FUELS (CONT.)
McMoRan Exploration                                      30,874(b)           $206,547
Murphy Oil                                              111,186             4,912,197
Newfield Exploration                                      7,467(b)            143,292
Noble Energy                                            103,023             5,040,915
Occidental Petroleum                                    312,463(f)         17,044,857
Peabody Energy                                          136,760             3,419,000
Penn Virginia                                            11,931(f)            245,779
Petrohawk Energy                                          3,969(b,f)           78,229
PetroQuest Energy                                        24,474(b,f)          154,920
Pioneer Natural Resources                               141,145             2,066,363
Plains Exploration & Production                           7,946(b,f)          167,820
Range Resources                                          33,648             1,205,944
Rosetta Resources                                        43,026(b)            261,168
Southwestern Energy                                     218,764(b)          6,923,881
Spectra Energy                                          479,403             6,956,138
St. Mary Land & Exploration                              10,285(f)            199,015
Stone Energy                                             22,251(b)            190,914
Sunoco                                                   42,251(f)          1,957,066
Swift Energy                                             45,994(b,f)          704,628
Tesoro                                                   77,808(f)          1,340,632
USEC                                                     77,943(b)            396,730
VAALCO Energy                                            46,283(b,f)          347,585
Valero Energy                                           204,530             4,933,264
Western Refining                                         23,140               269,812
Williams Companies                                      202,174             2,860,762
World Fuel Services                                       7,441(f)            251,283
                                                                      ---------------
Total                                                                     287,399,494
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (--%)
Wausau Paper                                             39,145(f)            372,269
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.1%)
Estee Lauder Companies Cl A                              87,587(f)          2,299,159
-------------------------------------------------------------------------------------

PHARMACEUTICALS (12.8%)
Abbott Laboratories                                     122,292             6,779,868
Eli Lilly & Co                                          283,187            10,426,945
Forest Laboratories                                     430,301(b)         10,774,737
Johnson & Johnson                                     1,636,996            94,438,299
King Pharmaceuticals                                    793,580(b)          6,935,889
Merck & Co                                              508,625            14,521,244
Mylan                                                   123,475(b,f)        1,398,972
Par Pharmaceutical Companies                             19,731(b)            242,889
Pfizer                                                7,072,211           103,112,837
Schering-Plough                                         434,393             7,627,941
Valeant Pharmaceuticals Intl                             36,414(b,f)          790,184
ViroPharma                                               92,903(b)          1,114,836
VIVUS                                                    21,562(b)            105,869
Watson Pharmaceuticals                                   46,739(b,f)        1,275,040
Wyeth                                                   266,933            11,470,111
                                                                      ---------------
Total                                                                     271,015,661
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (0.1%)
Administaff                                              15,452               325,883
Heidrick & Struggles Intl                                15,205               231,116
Huron Consulting Group                                    4,487(b)            224,260
Kelly Services Cl A                                      32,477               294,242
Korn/Ferry Intl                                          21,781(b,f)          204,741
Manpower                                                  8,767               249,509
TrueBlue                                                 49,670(b,f)          422,195
                                                                      ---------------
Total                                                                       1,951,946
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.2%)
American Campus Communities                              11,424(f)            244,131
BRE Properties Cl A                                       3,175(f)             80,613
Capstead Mtge                                            26,825               286,223
Digital Realty Trust                                      3,469(f)            110,661
Equity Residential                                      144,231             3,451,449
Health Care REIT                                          5,787(f)            218,806
Investors Real Estate Trust                              22,612               224,989
Liberty Property Trust                                    7,850               157,000
UDR                                                       9,138(f)            107,190
                                                                      ---------------
Total                                                                       4,881,062
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
Avatar Holdings                                           8,745(b)            226,933
St. Joe                                                   6,506(b,f)          156,469
                                                                      ---------------
Total                                                                         383,402
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
18  RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

ROAD & RAIL (3.8%)
Arkansas Best                                            33,461              $782,653
Burlington Northern Santa Fe                            314,011            20,803,229
Con-way                                                   3,857                84,970
CSX                                                     417,739(f)         12,097,721
Genesee & Wyoming Cl A                                   10,684(b,f)          290,284
Kansas City Southern                                      6,630(b,f)          120,401
Norfolk Southern                                        452,461            17,356,404
Old Dominion Freight Line                                10,109(b,f)          253,534
Ryder System                                             84,319             2,848,296
Saia                                                     26,543(b)            283,745
Union Pacific                                           566,518            24,807,822
Werner Enterprises                                       18,060               270,900
                                                                      ---------------
Total                                                                      79,999,959
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.0%)
Altera                                                  281,189             4,324,687
Amkor Technology                                        141,788(b,f)          328,948
Atmel                                                    32,711(b,f)          109,255
Infineon Technologies                                   806,777(b,c,f)        718,921
Infineon Technologies ADR                               614,065(b,c)          528,096
Intel                                                 1,283,714            16,559,910
Lam Research                                             26,944(b,f)          544,538
Linear Technology                                       203,498(f)          4,765,923
LSI                                                     406,802(b,f)        1,293,630
MEMC Electronic Materials                               152,983(b)          2,080,569
Microchip Technology                                    121,743             2,309,465
MKS Instruments                                          29,302(b,f)          411,693
Natl Semiconductor                                      114,937(f)          1,165,461
NVIDIA                                                   21,718(b,f)          172,658
OmniVision Technologies                                  40,728(b)            272,470
Sigma Designs                                            26,295(b,f)          268,735
Silicon Image                                            79,753(b,f)          292,694
Spansion Cl A                                         1,738,038(b)            116,449
Teradyne                                                 33,804(b)            162,597
Xilinx                                                  290,253(f)          4,890,763
Zoran                                                    33,505(b)            199,020
                                                                      ---------------
Total                                                                      41,516,482
-------------------------------------------------------------------------------------

SOFTWARE (2.5%)
BMC Software                                             41,845(b,f)        1,059,934
Compuware                                               240,368(b)          1,562,392
Intuit                                                   47,822(b)          1,083,168
Microsoft                                             2,175,020            37,192,842
Oracle                                                  659,566(b,f)       11,100,496
Quality Systems                                           8,208(f)            305,994
Red Hat                                                   6,267(b,f)           91,812
Salesforce.com                                           47,195(b,f)        1,255,859
Take-Two Interactive Software                            20,438               143,475
TeleCommunication Systems Cl A                           31,053(b)            222,339
                                                                      ---------------
Total                                                                      54,018,311
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (4.8%)
Aaron Rents                                              24,988(f)            546,238
Abercrombie & Fitch Cl A                                121,228             2,163,920
Advance Auto Parts                                        4,756               155,664
Aeropostale                                              18,721(b,f)          395,200
American Eagle Outfitters                                12,985               116,995
Asbury Automotive Group                                  38,005(f)            136,058
AutoNation                                              212,973(b,f)        1,976,389
AutoZone                                                 23,871(b,f)        3,172,217
Barnes & Noble                                           14,133(f)            232,064
Bed Bath & Beyond                                       193,604(b,f)        4,497,421
Best Buy                                                125,015             3,502,920
Blockbuster Cl A                                        261,540(b,f)          333,464
Brown Shoe                                               35,184(f)            165,013
Cato Cl A                                                27,254(f)            360,570
Chico's FAS                                              96,855(b)            383,546
Children's Place Retail Stores                           22,270(b,f)          418,899
Collective Brands                                        48,547(b)            517,996
Dress Barn                                               37,279(b,f)          321,345
Finish Line Cl A                                         51,549               244,858
Foot Locker                                              60,996(f)            448,931
Gap                                                     290,846             3,280,743
Group 1 Automotive                                       34,272(f)            341,692
Home Depot                                            2,397,534            51,618,906
Hot Topic                                                49,620(b,f)          423,755
Jo-Ann Stores                                            18,977(b,f)          242,336


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SPECIALTY RETAIL (CONT.)
Jos A Bank Clothiers                                     19,777(b,f)         $543,076
Limited Brands                                          133,601             1,058,120
Lowe's Companies                                        749,982(g)         13,702,170
Men's Wearhouse                                          37,223(f)            433,648
Monro Muffler Brake                                       6,976               169,308
Office Depot                                            499,362(b)          1,078,622
PetSmart                                                  9,435(f)            177,095
RadioShack                                              165,444(f)          1,895,988
Rent-A-Center                                            43,584(b)            647,222
Ross Stores                                               9,891(f)            290,993
Sherwin-Williams                                         45,446             2,170,047
Stage Stores                                             34,037               243,365
Staples                                                 100,397             1,600,328
Tiffany & Co                                             51,022(f)          1,058,707
Urban Outfitters                                          3,466(b,f)           54,000
Wet Seal Cl A                                            86,206(b,f)          224,998
                                                                      ---------------
Total                                                                     101,344,827
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.7%)
Carter's                                                 26,542(b,f)          450,949
Coach                                                   320,745(b,f)        4,682,876
Jones Apparel Group                                     143,519               496,576
Liz Claiborne                                           253,530(f)            557,766
Nike Cl B                                                79,319             3,589,185
Polo Ralph Lauren                                        27,092(f)          1,111,585
Skechers USA Cl A                                        24,247(b,f)          241,500
Steven Madden                                            16,880(b)            293,374
VF                                                       65,686(f)          3,679,730
                                                                      ---------------
Total                                                                      15,103,541
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.2%)
Capitol Federal Financial                                 2,312                95,717
First Niagara Financial Group                            42,786               558,785
Freddie Mac                                             112,515                66,946
Hudson City Bancorp                                     224,552             2,604,804
NewAlliance Bancshares                                   12,085(f)            132,814
Ocwen Financial                                          34,121(b)            303,677
People's United Financial                                22,442               367,151
Trustco Bank NY                                          23,917               160,244
United Financial Bancorp                                 17,441               239,116
                                                                      ---------------
Total                                                                       4,529,254
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.3%)
Beacon Roofing Supply                                    27,278(b)            347,249
Fastenal                                                 74,300(f)          2,539,574
GATX                                                      3,343(f)             80,566
Rush Enterprises Cl A                                    27,585(b,f)          251,024
Watsco                                                   12,534               414,249
WESCO Intl                                               16,458(b)            303,156
WW Grainger                                              37,197(f)          2,713,521
                                                                      ---------------
Total                                                                       6,649,339
-------------------------------------------------------------------------------------

WATER UTILITIES (--%)
Aqua America                                              5,838               121,080
California Water Service Group                            4,243               184,571
                                                                      ---------------
Total                                                                         305,651
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Sprint Nextel                                         1,283,585(b)          3,119,112
USA Mobility                                             37,213(b)            393,341
                                                                      ---------------
Total                                                                       3,512,453
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $2,692,173,898)                                                 $2,059,825,946
-------------------------------------------------------------------------------------



MONEY MARKET FUND (3.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.47%              65,890,575(h)        $65,890,575
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $65,890,575)                                                       $65,890,575
-------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
20  RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(9.6%)
                                    SHARES               VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market
 Fund                             203,391,339       $203,391,339
-----------------------------------------------------------------

TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON
  LOAN
(Cost: $203,391,339)                                 $203,391,339
-----------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,961,455,812)(i)                          $2,329,107,860
=================================================================



INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT JAN. 31, 2009



                             NUMBER OF                                  UNREALIZED
                             CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION       LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
------------------------------------------------------------------------------------
Russell 2000 Mini Index         234        $10,356,840   March 2009       $(124,593)
S&P 500 Index                   285         58,603,125   March 2009      (7,248,513)
------------------------------------------------------------------------------------
Total                                                                   $(7,373,106)
------------------------------------------------------------------------------------




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2009, the value of foreign securities represented 1.9% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2009, the value of these securities amounted to $2,109,750 or 0.1% of net assets.

(e)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). Information concerning such security holdings at Jan. 31, 2008, is as follows:

                                                ACQUISITION
     SECURITY                                      DATES                  COST
     ----------------------------------------------------------------------------
     Apollo Management LP*                08-02-07 thru 09-30-08      $30,730,942
     Virgin Media                         07-26-07 thru 08-06-08      101,975,398


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.


--------------------------------------------------------------------------------
                 RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(f) At Jan. 31, 2009, security was partially or fully on loan. See Note 5 to the financial statements.

(g) At Jan. 31, 2009, investments in securities included securities valued at $11,992,828 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(h) Affiliated Money Market Fund -- See Note 7 to the financial statements. The rate shown is the seven-day current annualized yield at Jan. 31, 2009.

(i) At Jan. 31, 2009, the cost of securities for federal income tax purposes was approximately $2,961,456,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                          $44,376,000
     Unrealized depreciation                         (676,724,000)
     ------------------------------------------------------------
     Net unrealized depreciation                    $(632,348,000)
     ------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
22  RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                         FAIR VALUE AT JAN. 31, 2009
                         -----------------------------------------------------------
                              LEVEL 1        LEVEL 2
                           QUOTED PRICES      OTHER        LEVEL 3
                             IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                            MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION              IDENTICAL ASSETS     INPUTS       INPUTS          TOTAL
------------------------------------------------------------------------------------
Investments in
  securities              $2,329,107,860       $--           $--      $2,329,107,860
Other financial
  instruments*                (7,373,106)       --            --          (7,373,106)
------------------------------------------------------------------------------------
Total                     $2,321,734,754       $--           $--      $2,321,734,754
------------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.


--------------------------------------------------------------------------------
                 RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
24  RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES  -------------------------------------------
JAN. 31, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $2,692,173,898)           $ 2,059,825,946
  Affiliated money market fund (identified cost $65,890,575)            65,890,575
Investments of cash collateral received for securities on loan
  (identified cost $203,391,339)                                       203,391,339
----------------------------------------------------------------------------------
Total investments in securities (identified cost $2,961,455,812)     2,329,107,860
Cash                                                                        22,382
Foreign currency holdings (identified cost $652)                               637
Capital shares receivable                                                  437,979
Dividends receivable                                                     3,595,532
Receivable for investment securities sold                              130,663,058
----------------------------------------------------------------------------------
Total assets                                                         2,463,827,448
----------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                   2,380,003
Payable for investment securities purchased                            128,505,375
Payable upon return of securities loaned                               203,391,339
Variation margin payable on futures contracts                            1,729,515
Accrued investment management services fees                                 34,994
Accrued distribution fees                                                   19,269
Accrued transfer agency fees                                                23,709
Accrued administrative services fees                                         3,200
Accrued plan administration services fees                                      495
Other accrued expenses                                                     656,515
----------------------------------------------------------------------------------
Total liabilities                                                      336,744,414
----------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 2,127,083,034
----------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $     8,112,130
Additional paid-in capital                                           4,419,558,829
Excess of distributions over net investment income                     (11,741,239)
Accumulated net realized gain (loss)                                (1,649,118,429)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                          (639,728,257)
----------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $ 2,127,083,034
----------------------------------------------------------------------------------
*Including securities on loan, at value                            $   190,109,786
----------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                 RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT  25

STATEMENT OF ASSETS AND LIABILITIES (continued) ------------------------------- JAN. 31, 2009 (UNAUDITED)


NET ASSET VALUE PER SHARE
                                NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $1,767,428,770          673,576,511                       $2.62(1)
Class B                     $  231,221,979           89,152,064                       $2.59
Class C                     $   11,202,974            4,332,812                       $2.59
Class I                     $   28,634,991           10,885,950                       $2.63
Class R2                    $        2,177                  822                       $2.65
Class R3                    $        2,175                  822                       $2.65
Class R4                    $   70,551,113           26,500,389                       $2.66
Class R5                    $   18,038,855            6,763,671                       $2.67
-------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $2.78. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS  -------------------------------------------------------
JAN. 31, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $    38,823,381
Income distributions from affiliated money market fund                     736,103
Fee income from securities lending                                         180,077
  Less foreign taxes withheld                                              (17,909)
----------------------------------------------------------------------------------
Total income                                                            39,721,652
----------------------------------------------------------------------------------
Expenses:
Investment management services fees                                      5,880,940
Distribution fees
  Class A                                                                3,118,876
  Class B                                                                1,601,985
  Class C                                                                   77,364
  Class R2                                                                       7
  Class R3                                                                       4
Transfer agency fees
  Class A                                                                3,943,510
  Class B                                                                  546,009
  Class C                                                                   25,521
  Class R2                                                                       1
  Class R3                                                                       1
  Class R4                                                                  32,997
  Class R5                                                                     737
Administrative services fees                                               771,189
Plan administration services fees
  Class R2                                                                       4
  Class R3                                                                       4
  Class R4                                                                 164,984
Compensation of board members                                               47,231
Custodian fees                                                             199,560
Printing and postage                                                       580,700
Registration fees                                                           17,240
Professional fees                                                           42,299
Other                                                                       30,173
----------------------------------------------------------------------------------
Total expenses                                                          17,081,336
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                          (3,023,996)
  Earnings and bank fee credits on cash balances                           (27,696)
----------------------------------------------------------------------------------
Total net expenses                                                      14,029,644
----------------------------------------------------------------------------------
Investment income (loss) -- net                                         25,692,008

----------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                 RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT  27

STATEMENT OF OPERATIONS (continued)  -------------------------------------------
JAN. 31, 2009 (UNAUDITED)


REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                            $(1,237,189,207)
  Foreign currency transactions                                         38,078,697
  Futures contracts                                                    (24,847,973)
  Options contracts written                                             (4,792,289)
----------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (1,228,750,772)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                  (298,686,651)
----------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               (1,527,437,423)
----------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $(1,501,745,415)
----------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
28  RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS  -------------------------------------------


                                                                   SIX MONTHS ENDED       YEAR ENDED
                                                                      JAN. 31, 2009    JULY 31, 2008
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                     $    25,692,008  $    65,487,946
Net realized gain (loss) on investments                              (1,228,750,772)     (20,362,259)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                   (298,686,651)    (865,038,637)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      (1,501,745,415)    (819,912,950)
----------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                             (73,410,953)     (36,389,921)
    Class B                                                              (5,489,205)              --
    Class C                                                                (317,848)              --
    Class I                                                              (1,247,239)        (866,696)
    Class R2                                                                    (88)             (32)
    Class R3                                                                    (97)             (44)
    Class R4                                                             (4,396,983)      (2,588,075)
    Class R5                                                                   (105)              --
  Net realized gain
    Class A                                                             (11,674,647)    (503,800,045)
    Class B                                                              (1,552,503)     (85,854,373)
    Class C                                                                 (75,828)      (3,230,993)
    Class I                                                                (166,927)      (7,554,314)
    Class R2                                                                    (14)            (539)
    Class R3                                                                    (14)            (539)
    Class R4                                                               (654,100)     (31,125,821)
    Class R5                                                                    (14)            (539)
----------------------------------------------------------------------------------------------------
Total distributions                                                     (98,986,565)    (671,411,931)

----------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                 RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT  29

STATEMENTS OF CHANGES IN NET ASSETS (continued)  -------------------------------


                                                                   SIX MONTHS ENDED       YEAR ENDED
                                                                      JAN. 31, 2009    JULY 31, 2008
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                    $    38,712,056  $   211,484,181
  Class B shares                                                          8,833,689       33,647,160
  Class C shares                                                          1,029,455        2,226,679
  Class I shares                                                          6,815,859       10,561,864
  Class R4 shares                                                        11,759,682       34,516,064
  Class R5 shares                                                        20,568,962               --
Reinvestment of distributions at net asset value
  Class A shares                                                         82,326,997      523,659,899
  Class B shares                                                          6,986,555       85,230,086
  Class C shares                                                            385,379        3,174,765
  Class I shares                                                          1,413,924        8,419,823
  Class R4 shares                                                         5,050,991       33,713,417
Payments for redemptions
  Class A shares                                                       (407,989,877)  (1,190,365,828)
  Class B shares                                                        (48,792,757)    (315,875,480)
  Class C shares                                                         (2,783,016)      (8,714,618)
  Class I shares                                                           (848,883)     (30,081,251)
  Class R4 shares                                                       (55,775,946)    (150,506,498)
  Class R5 shares                                                          (360,970)     (26,533,250)
----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions      (332,667,900)    (775,442,987)
----------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              (1,933,399,880)  (2,266,767,868)
Net assets at beginning of period                                     4,060,482,914    6,327,250,782
----------------------------------------------------------------------------------------------------
Net assets at end of period                                         $ 2,127,083,034  $ 4,060,482,914
----------------------------------------------------------------------------------------------------
Undistributed (excess of distributions over) net investment
  income                                                            $   (11,741,239) $    47,429,271
----------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
30  RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(j)          2008         2007         2006         2005
Net asset value, beginning of period                 $4.52        $6.05        $5.40        $5.26        $4.64
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .03(b)       .07(b)       .06(b)       .06          .04
Net gains (losses) (both realized and
 unrealized)                                         (1.80)        (.90)         .79          .12          .61
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.77)        (.83)         .85          .18          .65
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.11)        (.05)        (.06)        (.04)        (.02)
Distributions from realized gains                     (.02)        (.65)        (.14)          --         (.01)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.13)        (.70)        (.20)        (.04)        (.03)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.62        $4.52        $6.05        $5.40        $5.26
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)             $1,767       $3,389       $5,039       $5,461       $1,030
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                       1.07%(e)       1.03%        1.09%        1.06%        1.16%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                    .86%(e)        .97%        1.09%        1.06%        1.11%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       1.78%(e)       1.31%         .99%        1.08%         .79%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                80%          68%          66%         116%         128%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                    (39.47%)(i)  (15.40%)      15.79%        3.51%       13.99%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2009 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 0.96% for the year ended July 31, 2008.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT  31

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(j)          2008         2007         2006         2005
Net asset value, beginning of period                 $4.41        $5.91        $5.29        $5.15        $4.56
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .02(b)       .03(b)       .01(b)       .02           --
Net gains (losses) (both realized and
 unrealized)                                         (1.76)        (.88)         .76          .12          .60
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.74)        (.85)         .77          .14          .60
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.06)          --         (.01)          --           --
Distributions from realized gains                     (.02)        (.65)        (.14)          --         (.01)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.08)        (.65)        (.15)          --         (.01)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.59        $4.41        $5.91        $5.29        $5.15
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $231         $433         $833       $1,169         $472
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                       1.84%(e)       1.79%        1.86%        1.84%        1.93%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                   1.63%(e)       1.73%        1.86%        1.84%        1.88%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       1.01%(e)        .56%         .23%         .28%         .02%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                80%          68%          66%         116%         128%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                    (39.64%)(i)  (15.97%)      14.71%        2.72%       13.09%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2009 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 1.72% for the year ended July 31, 2008.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
32  RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(j)          2008         2007         2006         2005
Net asset value, beginning of period                 $4.41        $5.92        $5.30        $5.16        $4.57
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .02(b)       .03(b)       .01(b)       .02           --
Net gains (losses) (both realized and
 unrealized)                                         (1.75)        (.89)         .77          .12          .60
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.73)        (.86)         .78          .14          .60
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.07)          --         (.02)          --           --
Distributions from realized gains                     (.02)        (.65)        (.14)          --         (.01)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.09)        (.65)        (.16)          --         (.01)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.59        $4.41        $5.92        $5.30        $5.16
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $11          $21          $32          $35           $9
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                       1.83%(e)       1.79%        1.86%        1.84%        1.93%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                   1.62%(e)       1.73%        1.86%        1.84%        1.88%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       1.03%(e)        .55%         .23%         .28%         .02%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                80%          68%          66%         116%         128%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                    (39.39%)(i)  (16.11%)      14.80%        2.71%       13.06%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2009 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 1.72% for the year ended July 31, 2008.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT  33

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(i)          2008         2007         2006         2005
Net asset value, beginning of period                 $4.55        $6.09        $5.44        $5.31        $4.67
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .04(b)       .09(b)       .09(b)       .10          .05
Net gains (losses) (both realized and
 unrealized)                                         (1.81)        (.90)         .78          .12          .63
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.77)        (.81)         .87          .22          .68
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.13)        (.08)        (.08)        (.09)        (.03)
Distributions from realized gains                     (.02)        (.65)        (.14)          --         (.01)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.15)        (.73)        (.22)        (.09)        (.04)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.63        $4.55        $6.09        $5.44        $5.31
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $29          $39          $68         $105          $43
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                        .51%(e)        .57%         .63%         .59%         .70%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                    .44%(e)        .57%         .63%         .59%         .65%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       2.21%(e)       1.74%        1.44%        1.53%        1.24%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                80%          68%          66%         116%         128%
--------------------------------------------------------------------------------------------------------------
Total return                                       (39.23%)(h)  (15.02%)      16.13%        4.06%       14.64%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2009 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 0.56% for the year ended July 31, 2008.
(h) Not annualized.
(i) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
34  RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(j)          2008     2007(b)
Net asset value, beginning of period                 $4.55        $6.08        $6.08
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .03          .06          .03
Net gains (losses) (both realized and
 unrealized)                                         (1.81)        (.90)         .19
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.78)        (.84)         .22
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.10)        (.04)        (.08)
Distributions from realized gains                     (.02)        (.65)        (.14)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.12)        (.69)        (.22)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.65        $4.55        $6.08
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                       1.28%(f)       1.39%        1.44%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                    .98%(f)       1.14%        1.44%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       1.70%(f)       1.15%         .67%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                80%          68%          66%
--------------------------------------------------------------------------------------------------------------
Total return                                       (39.26%)(i)  (15.45%)       3.71%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 0.96% for the six months ended Jan. 31, 2009. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT  35

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(j)          2008     2007(b)
Net asset value, beginning of period                 $4.56        $6.09        $6.08
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .03          .08          .04
Net gains (losses) (both realized and
 unrealized)                                         (1.80)        (.90)         .19
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.77)        (.82)         .23
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.12)        (.06)        (.08)
Distributions from realized gains                     (.02)        (.65)        (.14)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.14)        (.71)        (.22)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.65        $4.56        $6.09
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                       1.05%(f)       1.14%        1.19%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                    .73%(f)        .89%        1.19%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       1.94%(f)       1.40%         .92%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                80%          68%          66%
--------------------------------------------------------------------------------------------------------------
Total return                                       (39.17%)(i)  (15.19%)       3.88%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 0.71% for the six months ended Jan. 31, 2009. Earnings and bank fee credits for the year ended July 31, 2008 were less than 0.01% of average net assets.
(i) Not annualized.
(j) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
36  RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(i)          2008         2007         2006         2005
Net asset value, beginning of period                 $4.58        $6.13        $5.47        $5.28        $4.66
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .04(b)       .08(b)       .07(b)       .09          .04
Net gains (losses) (both realized and
 unrealized)                                         (1.82)        (.92)         .79          .12          .61
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.78)        (.84)         .86          .21          .65
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.12)        (.06)        (.06)        (.02)        (.02)
Distributions from realized gains                     (.02)        (.65)        (.14)          --         (.01)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.14)        (.71)        (.20)        (.02)        (.03)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.66        $4.58        $6.13        $5.47        $5.28
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $71         $179         $330       $1,069          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                        .80%(e)        .87%         .90%         .81%         .95%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                    .72%(e)        .82%         .89%         .81%         .90%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       1.97%(e)       1.46%        1.14%        1.41%        1.08%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                80%          68%          66%         116%         128%
--------------------------------------------------------------------------------------------------------------
Total return                                       (39.24%)(h)  (15.40%)      15.80%        4.03%       14.06%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2009 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 0.81% for the year ended July 31, 2008.
(h) Not annualized.
(i) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                 RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT  37

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(j)          2008     2007(b)
Net asset value, beginning of period                 $4.61        $6.11        $6.08
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .01          .08          .06
Net gains (losses) (both realized and
 unrealized)                                         (1.80)        (.93)         .19
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.79)        (.85)         .25
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.13)          --         (.08)
Distributions from realized gains                     (.02)        (.65)        (.14)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.15)        (.65)        (.22)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.67        $4.61        $6.11
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $18          $--          $25
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                        .58%(f)        .67%         .70%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                    .45%(f)        .67%         .70%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                       1.09%(f)       1.21%        1.44%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                80%          68%          66%
--------------------------------------------------------------------------------------------------------------
Total return                                       (39.21%)(i)  (15.38%)       4.24%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits for the six months ended Jan. 31, 2009 were less than 0.01% of average net assets. The ratio of net expenses after expense waiver/reimbursement and after reduction for earnings and bank fee credits was 0.66% for the year ended July 31, 2008.
(i) Not annualized.
(j) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
38  RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO JAN. 31, 2009)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Large Cap Equity Fund (the Fund) is a series of RiverSource Large Cap Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Large Cap Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in equity securities of companies with a market capitalization greater than $5 billion at the time of purchase.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At Jan. 31, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and the RiverSource affiliated funds-of-funds, owned 100% of Class I shares and the Investment Manager owned 100% of Class R2 and Class R3 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


--------------------------------------------------------------------------------
                 RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


VALUATION OF SECURITIES
Effective Aug. 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock

--------------------------------------------------------------------------------
40  RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




Exchange. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

ILLIQUID SECURITIES
At Jan. 31, 2009, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Jan. 31, 2009 was $29,291,575 representing 1.38% of net assets. Certain illiquid securities may be valued by management at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the New York Stock Exchange. The Fund will realize a gain or loss when the option

--------------------------------------------------------------------------------
                 RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At Jan. 31, 2009, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At Jan. 31, 2009, foreign currency holdings were entirely comprised of European monetary units.

The Fund may enter into forward foreign currency contracts for operational purposes. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the

--------------------------------------------------------------------------------
42  RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




counterparty will not complete its contract obligations. At Jan. 31, 2009, the Fund had no outstanding forward foreign currency contracts.

TOTAL RETURN EQUITY SWAP TRANSACTIONS
The Fund may enter into swap agreements to gain exposure to the total return on a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Under the terms of a total return equity swap agreement, payments made by the Fund or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate.

The notional amounts of swap contracts are not recorded in the financial statements. Swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. Payments received or made are recorded as realized gains (losses).

Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk associated with the investment in the underlying securities and also the risk of the counterparty not fulfilling its obligations under the agreement. At Jan. 31, 2009, the Fund had no outstanding total return equity swap contracts.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.


--------------------------------------------------------------------------------
                 RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures and options contracts, foreign currency transactions, recognition of unrealized appreciation (depreciation) for certain derivative investments, re-characterization of REIT distributions, investments in partnerships, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45". The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments,
(b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At Jan. 31, 2009, the Fund did not own nor was it a party to any credit derivative contracts within the scope of these amendments.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. SFAS 161

--------------------------------------------------------------------------------
44  RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of Jan. 31, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

SECURITY LITIGATION SETTLEMENTS
Litigation proceeds from Enron Corp. related to portfolio securities no longer included in the portfolio are recorded as realized gains. Proceeds received during the six months ended Jan. 31, 2009 were $589,084.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.60% to 0.375% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Large-Cap Core Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $2,700,703 for the six months ended Jan. 31, 2009. The management fee for the six months ended Jan. 31, 2009 was 0.39% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.


--------------------------------------------------------------------------------
                 RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the six months ended Jan. 31, 2009 was 0.05% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Jan. 31, 2009, other expenses paid to this company were $14,607.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.


--------------------------------------------------------------------------------
46  RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



DISTRIBUTION FEES
The Fund has an agreement with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $11,663,000 and $169,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $970,964 for Class A, $188,560 for Class B and $799 for Class C for the six months ended Jan. 31, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended Jan. 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A.............................................  0.86%
Class B.............................................  1.63
Class C.............................................  1.62
Class I.............................................  0.44
Class R2............................................  0.98
Class R3............................................  0.73
Class R4............................................  0.72
Class R5............................................  0.45




--------------------------------------------------------------------------------
                 RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A.........................................  $1,810,132
Class B.........................................     237,081
Class C.........................................      11,378
Class R4........................................      12,742


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R2...........................................  $  4
Class R3...........................................     4
Class R4...........................................   917


The management fees waived/reimbursed at the Fund level were $951,738.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until July 31, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the Fund's average daily net assets:

Class A.............................................  1.04%
Class B.............................................  1.81
Class C.............................................  1.80
Class I.............................................  0.62
Class R2............................................  1.42
Class R3............................................  1.17
Class R4............................................  0.90
Class R5............................................  0.67


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

BANK FEE CREDITS
During the six months ended Jan. 31, 2009, the Fund's transfer agency fees were reduced by $27,696 as a result of bank fee credits from overnight cash balances.

CUSTODIAN FEES
Effective Dec. 15, 2008, the fund pays custodian fees to JPMorgan Chase Bank, N.A. Prior to Dec. 15, 2008, the Fund paid custodian fees amounting to $160,746 to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.


--------------------------------------------------------------------------------
48  RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $2,374,454,240 and $2,722,612,153, respectively, for the six months ended Jan. 31, 2009. Realized gains and losses are determined on an identified cost basis.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                     SIX MONTHS ENDED JAN. 31, 2009
                                    ISSUED FOR
                                    REINVESTED                         NET
                         SOLD     DISTRIBUTIONS    REDEEMED    INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A               11,615,736    28,486,839   (117,055,540)     (76,952,965)
Class B                2,675,934     2,442,851    (14,086,006)      (8,967,221)
Class C                  304,494       135,221       (808,411)        (368,696)
Class I                2,085,809       489,247       (252,037)       2,323,019
Class R4               3,446,396     1,723,888    (17,774,327)     (12,604,043)
Class R5               6,886,248            --       (123,399)       6,762,849
----------------------------------------------------------------------------------


                                        YEAR ENDED JULY 31, 2008
                                    ISSUED FOR
                                    REINVESTED                         NET
                         SOLD     DISTRIBUTIONS    REDEEMED    INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A               43,972,212    98,990,509   (225,955,886)     (82,993,165)
Class B                6,351,542    16,421,985    (65,543,343)     (42,769,816)
Class C                  430,927       611,708     (1,682,294)        (639,659)
Class I                2,016,152     1,585,654     (6,198,548)      (2,596,742)
Class R4               6,389,837     6,289,817    (27,462,232)     (14,782,578)
Class R5                      --            --     (4,152,231)      (4,152,231)
----------------------------------------------------------------------------------


5. LENDING OF PORTFOLIO SECURITIES

Effective Dec. 1, 2008, the Fund has entered into a Master Securities Lending Agreement ("the Agreement") with JPMorgan Chase Bank, National Association ("JPMorgan"). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers on behalf of the Fund. Pursuant to the Agreement, all loaned securities are initially collateralized in an amount equivalent to 102% (for securities denominated in U.S. dollars) or 105% (for all other securities) of the value of the loaned securities, including accrued interest in the case of fixed income securities. Collateral is maintained over the life of the loan thereafter in an amount not less than 100% of the market value of loaned

--------------------------------------------------------------------------------
                 RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT  49

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



securities, as determined at the close of each business day, except to the extent that a collateral shortfall is due to a diminution in the market value of authorized investments in which cash collateral is invested. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Collateral is either in the form of cash or U.S. government securities. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed on the Portfolio of Investments and the value of cash collateral received at period end is disclosed on the Statement of Assets and Liabilities along with the related obligation to return the collateral upon return of the securities loaned. At Jan. 31, 2009, securities valued at $190,109,786 were on loan secured by cash collateral of $203,391,339 invested in short-term securities or cash equivalents.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $98,787 earned from securities lending from Dec. 1, 2008 through Jan. 31, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to Dec. 1, 2008, RiverSource Investments, LLC served as securities lending agent for the Fund under the Securities Lending Agency Agreement pursuant to which the Fund agreed to reimburse RiverSource Investments, LLC for expenses incurred by it in connection with the lending program. Expenses paid to RiverSource Investments, LLC as securities lending agent were $8,577 through Nov. 30, 2008 and are included in other expenses on the Statement of Operations. Cash collateral received on loaned securities had been invested in an affiliated money market fund. Income of $81,290 earned from securities lending from Aug. 1, 2008 through Nov. 30, 2008 is included in the Statement of Operations.


--------------------------------------------------------------------------------
50  RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



6. OPTIONS CONTRACTS WRITTEN

Contracts and premiums associated with options contracts written during the six months ended Jan. 31, 2009, are as follows:

                                      PUTS                    CALLS
                             CONTRACTS    PREMIUMS   CONTRACTS    PREMIUMS
---------------------------------------------------------------------------
Balance July 31, 2008           3,427   $ 2,454,994    16,411   $ 1,328,757
Opened                         21,362     4,207,566    75,902     6,191,236
Closed                        (24,789)   (6,662,560)  (44,412)   (5,545,057)
Expired                            --            --   (47,901)   (1,974,936)
---------------------------------------------------------------------------
Balance Jan. 31, 2009              --   $        --        --   $        --
---------------------------------------------------------------------------


7. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash fund aggregated $869,988,866 and $928,435,784, respectively, for the six months ended Jan. 31, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Jan. 31, 2009, can be found in the Portfolio of Investments.

8. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a

--------------------------------------------------------------------------------
                 RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT  51

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended Jan. 31, 2009.

Under the prior credit facility which was effective until Oct. 15, 2008, the Fund had entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A., whereby the Fund was permitted to borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

9. CAPITAL LOSS CARRY-OVER AND POST-OCTOBER LOSS

For federal income tax purposes, the Fund had a capital loss carry-over of $91,172,850 at July 31, 2008, that if not offset by capital gains will expire as follows:

    2009           2010          2011
$60,717,128    $20,982,455    $9,473,267


Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2007 and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At July 31, 2008, the Fund had a post-October loss of $143,836,621 that is treated for income tax purposes as occurring on Aug. 1, 2008.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.


--------------------------------------------------------------------------------
52  RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



10. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds);

--------------------------------------------------------------------------------
                 RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT  53

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc. (which is now know as RiverSource Fund Distributors, Inc.), relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. and Brian
T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine

--------------------------------------------------------------------------------
54  RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
                 RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT  55

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
56  RIVERSOURCE LARGE CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT

RIVERSOURCE LARGE CAP EQUITY FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., and
                                RiverSource Fund Distributors, Inc., Members FINRA, and
                                managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C) 2009 RiverSource Investments, LLC.                             S-6255 H (4/09)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
LARGE CAP VALUE FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
JANUARY 31, 2009


RIVERSOURCE LARGE CAP VALUE FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH LONG-TERM GROWTH OF CAPITAL.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    8

Portfolio of Investments...........   10

Statement of Assets and
  Liabilities......................   16

Statement of Operations............   17

Statements of Changes in Net
  Assets...........................   19

Financial Highlights...............   21

Notes to Financial Statements......   29

Proxy Voting.......................   44



                     (DALBAR LOGO)

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The
Seal recognizes communications demonstrating a level of excellence in the industry.


--------------------------------------------------------------------------------
                   RIVERSOURCE LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Large Cap Value Fund (the Fund) Class A shares declined 36.97%
  (excluding sales charge) for the semiannual period ended Jan. 31, 2009.

> The Fund underperformed its benchmark, the Russell 1000(R) Value Index, which fell 35.10% during the same time frame.

> The Fund's peer group, the Lipper Large-Cap Value Funds Index, declined 33.41% during the same six-month period.

ANNUALIZED TOTAL RETURNS (for period ended Jan. 31, 2009)
--------------------------------------------------------------------------------


                                                                      Since
                                                                    inception
                              6 months*   1 year  3 years  5 years   6/27/02
-----------------------------------------------------------------------------
RiverSource Large Cap Value
  Fund Class A (excluding
  sales charge)                -36.97%   -44.77%  -15.45%   -6.59%    -2.78%
-----------------------------------------------------------------------------
Russell 1000 Value Index
  (unmanaged)(1)               -35.10%   -41.78%  -13.09%   -3.52%    -0.17%
-----------------------------------------------------------------------------
Lipper Large-Cap Value Funds
  Index(2)                     -33.41%   -39.54%  -12.24%   -4.00%    -0.89%
-----------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
2  RIVERSOURCE LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



(1) The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Large-Cap Value Funds Index includes the 30 largest large-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
                   RIVERSOURCE LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JAN. 31, 2009
                                                                    SINCE
Without sales charge        6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception
  6/27/02)                   -36.97%   -44.77%  -15.45%   -6.59%    -2.78%
---------------------------------------------------------------------------
Class B (inception
  6/27/02)                   -37.17%   -45.22%  -16.10%   -7.29%    -3.50%
---------------------------------------------------------------------------
Class C (inception
  6/27/02)                   -37.30%   -45.37%  -16.18%   -7.34%    -3.54%
---------------------------------------------------------------------------
Class I (inception
  3/4/04)                    -36.71%   -44.51%  -15.05%     N/A     -6.75%
---------------------------------------------------------------------------
Class R2 (inception
  12/11/06)                  -37.02%   -44.81%     N/A      N/A    -25.79%
---------------------------------------------------------------------------
Class R3 (inception
  12/11/06)                  -36.82%   -44.64%     N/A      N/A    -25.59%
---------------------------------------------------------------------------
Class R4 (inception
  6/27/02)                   -36.78%   -44.42%  -15.09%   -6.30%    -2.48%
---------------------------------------------------------------------------
Class R5 (inception
  12/11/06)                  -36.70%   -44.51%     N/A      N/A    -25.41%
---------------------------------------------------------------------------

With sales charge
Class A (inception
  6/27/02)                   -40.66%   -47.93%  -17.11%   -7.69%    -3.65%
---------------------------------------------------------------------------
Class B (inception
  6/27/02)                   -40.28%   -47.93%  -16.97%   -7.55%    -3.50%
---------------------------------------------------------------------------
Class C (inception
  6/27/02)                   -37.91%   -45.90%  -16.18%   -7.34%    -3.54%
---------------------------------------------------------------------------




--------------------------------------------------------------------------------
4  RIVERSOURCE LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

AT DEC. 31, 2008
                                                                    SINCE
Without sales charge        6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception
  6/27/02)                   -30.61%   -41.39%  -11.44%   -4.22%    -1.15%
---------------------------------------------------------------------------
Class B (inception
  6/27/02)                   -30.63%   -41.70%  -12.03%   -4.88%    -1.85%
---------------------------------------------------------------------------
Class C (inception
  6/27/02)                   -30.68%   -41.68%  -12.08%   -4.91%    -1.87%
---------------------------------------------------------------------------
Class I (inception
  3/4/04)                    -30.32%   -41.10%  -11.03%     N/A     -4.71%
---------------------------------------------------------------------------
Class R2 (inception
  12/11/06)                  -30.47%   -41.30%     N/A      N/A    -22.64%
---------------------------------------------------------------------------
Class R3 (inception
  12/11/06)                  -30.42%   -41.11%     N/A      N/A    -22.42%
---------------------------------------------------------------------------
Class R4 (inception
  6/27/02)                   -30.23%   -40.89%  -11.07%   -3.88%    -0.84%
---------------------------------------------------------------------------
Class R5 (inception
  12/11/06)                  -30.40%   -41.16%     N/A      N/A    -22.30%
---------------------------------------------------------------------------

With sales charge
Class A (inception
  6/27/02)                   -34.62%   -44.80%  -13.18%   -5.36%    -2.05%
---------------------------------------------------------------------------
Class B (inception
  6/27/02)                   -34.06%   -44.59%  -12.94%   -5.15%    -1.85%
---------------------------------------------------------------------------
Class C (inception
  6/27/02)                   -31.36%   -42.25%  -12.08%   -4.91%    -1.87%
---------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4 and Class R5 shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only.

 *Not annualized.


--------------------------------------------------------------------------------
                   RIVERSOURCE LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
   X                      LARGE
                          MEDIUM   SIZE
                          SMALL



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.



ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
--------------------------------------------------------------------------------

                      Total      Net
                      fund      fund
                    expenses  expenses
--------------------------------------
Class A               1.31%     1.31%
--------------------------------------
Class B               2.07%     2.07%
--------------------------------------
Class C               2.08%     2.08%
--------------------------------------
Class I               0.86%     0.86%
--------------------------------------
Class R2              1.65%     1.65%
--------------------------------------
Class R3              1.39%     1.39%
--------------------------------------
Class R4              1.15%     1.06%(a)
--------------------------------------
Class R5              0.92%     0.92%
--------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that decreased the management fee by 0.07% for the year ended July 31, 2008), will not exceed 1.13% for Class R4.




--------------------------------------------------------------------------------
6  RIVERSOURCE LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

SECTOR DIVERSIFICATION(1) (at Jan. 31, 2009; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                      4.7%
------------------------------------------------
Consumer Staples                            6.7%
------------------------------------------------
Energy                                     17.8%
------------------------------------------------
Financials                                 12.6%
------------------------------------------------
Health Care                                 9.2%
------------------------------------------------
Industrials                                12.2%
------------------------------------------------
Information Technology                     10.7%
------------------------------------------------
Materials                                   2.5%
------------------------------------------------
Telecommunication Services                  7.1%
------------------------------------------------
Utilities                                   2.6%
------------------------------------------------
Other(2)                                   13.9%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.
(2) Cash & Cash Equivalents. Of the 13.9%, 11.7% is due to security lending activity and 2.2% is the Fund's cash equivalent position.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS (at Jan. 31, 2009; % of portfolio assets)
---------------------------------------------------------------------

Chevron                                     3.6%
------------------------------------------------
Verizon Communications                      3.2%
------------------------------------------------
AT&T                                        3.1%
------------------------------------------------
Intel                                       2.8%
------------------------------------------------
ConocoPhillips                              2.6%
------------------------------------------------
Exxon Mobil                                 2.5%
------------------------------------------------
Lorillard                                   2.1%
------------------------------------------------
Wal-Mart Stores                             2.0%
------------------------------------------------
Caterpillar                                 1.9%
------------------------------------------------
Transocean                                  1.8%
------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                   RIVERSOURCE LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Jan. 31, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
8  RIVERSOURCE LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 AUG. 1, 2008  JAN. 31, 2009  THE PERIOD(A)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  630.30        $ 6.05         1.48%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.65        $ 7.49         1.48%
------------------------------------------------------------------------------------------
Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  628.30        $ 9.18         2.25%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,013.79        $11.36         2.25%
------------------------------------------------------------------------------------------
Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  627.00        $ 9.14         2.24%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,013.84        $11.31         2.24%
------------------------------------------------------------------------------------------
Class I
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  632.90        $ 3.68          .90%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.56        $ 4.56          .90%
------------------------------------------------------------------------------------------
Class R2
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  629.80        $ 6.74         1.65%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.80        $ 8.34         1.65%
------------------------------------------------------------------------------------------
Class R3
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  631.80        $ 5.85         1.43%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.90        $ 7.23         1.43%
------------------------------------------------------------------------------------------
Class R4
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  632.20        $ 3.97          .97%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.21        $ 4.91          .97%
------------------------------------------------------------------------------------------
Class R5
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  633.00        $ 3.77          .92%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.46        $ 4.66          .92%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Jan. 31, 2009: -36.97% for Class A, -37.17% for Class B, -37.30% for Class C, -36.71% for Class I, -37.02% for Class R2, -36.82% for Class R3, -36.78% for Class R4 and -36.70%
    for Class R5.


--------------------------------------------------------------------------------
                   RIVERSOURCE LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JAN. 31, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (95.9%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (5.0%)
Boeing                                                   9,121               $385,910
General Dynamics                                         2,080(f)             117,998
Goodrich                                                 4,131                159,704
Honeywell Intl                                          13,608                446,479
L-3 Communications Holdings                              1,452                114,737
Lockheed Martin                                          3,207                263,102
United Technologies                                      5,998(f)             287,844
                                                                      ---------------
Total                                                                       1,775,774
-------------------------------------------------------------------------------------

AIRLINES (0.4%)
Delta Air Lines                                         20,226(b)             139,559
-------------------------------------------------------------------------------------

BEVERAGES (0.5%)
Coca-Cola                                                4,428                189,164
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (0.9%)
Amgen                                                    3,485(b)             191,152
Genzyme                                                  1,729(b,f)           119,163
                                                                      ---------------
Total                                                                         310,315
-------------------------------------------------------------------------------------

CAPITAL MARKETS (0.6%)
Bank of New York Mellon                                  6,833                175,881
Blackstone Group LP                                      5,468                 24,661
State Street                                             1,007(f)              23,433
                                                                      ---------------
Total                                                                         223,975
-------------------------------------------------------------------------------------

CHEMICALS (2.0%)
Dow Chemical                                            17,693                205,062
Eastman Chemical                                         1,606(f)              41,676
EI du Pont de Nemours & Co                              17,002(f)             390,366
Rohm & Haas                                              1,295                 71,471
                                                                      ---------------
Total                                                                         708,575
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (0.8%)
SunTrust Banks                                           2,854(f)              34,990
Wells Fargo & Co                                        13,293(f)             251,238
                                                                      ---------------
Total                                                                         286,228
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.0%)
Cisco Systems                                           21,917(b,f)           328,097
Motorola                                                15,155(f)              67,137
Nokia ADR                                               11,988(c)             147,093
QUALCOMM                                                 4,816(f)             166,393
                                                                      ---------------
Total                                                                         708,720
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.8%)
Hewlett-Packard                                         15,194                527,991
IBM                                                      5,038(f)             461,733
                                                                      ---------------
Total                                                                         989,724
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.6%)
Fluor                                                    2,017(f)              78,461
KBR                                                     10,095(f)             142,946
                                                                      ---------------
Total                                                                         221,407
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.2%)
American Express                                         4,591                 76,807
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (2.5%)
Apollo Management LP                                    10,900(d,e)            16,350
Bank of America                                         33,567                220,871
JPMorgan Chase & Co                                     25,930                661,474
                                                                      ---------------
Total                                                                         898,695
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (7.5%)
AT&T                                                    49,315              1,214,135
Deutsche Telekom                                         9,148(c)             111,076
Verizon Communications                                  42,857              1,280,139
                                                                      ---------------
Total                                                                       2,605,350
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.6%)
Entergy                                                  1,999(f)             152,644
Exelon                                                   3,163(f)             171,497
FPL Group                                                1,963(f)             101,193
Southern                                                 4,611                154,238
                                                                      ---------------
Total                                                                         579,572
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

ELECTRICAL EQUIPMENT (1.0%)
ABB ADR                                                 18,399(c)            $240,107
Emerson Electric                                         3,887                127,105
                                                                      ---------------
Total                                                                         367,212
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.2%)
Tyco Electronics                                         4,188(c,f)            59,302
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (5.7%)
Baker Hughes                                             9,864(f)             328,668
Halliburton                                             24,350                420,038
Schlumberger                                             7,208                294,158
Transocean                                              13,160(b)             718,799
Weatherford Intl                                        23,825(b)             262,790
                                                                      ---------------
Total                                                                       2,024,453
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.9%)
CVS Caremark                                             9,026                242,619
Wal-Mart Stores                                         16,491                777,056
                                                                      ---------------
Total                                                                       1,019,675
-------------------------------------------------------------------------------------

GAS UTILITIES (0.3%)
ONEOK                                                    3,799                111,007
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.5%)
Boston Scientific                                       19,746(b)             175,147
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.3%)
Aetna                                                    5,318(f)             164,858
Cardinal Health                                          3,570                134,411
CIGNA                                                    3,623                 62,895
Humana                                                   2,612(b)              99,073
McKesson                                                 1,684                 74,433
UnitedHealth Group                                       9,846                278,937
                                                                      ---------------
Total                                                                         814,607
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.9%)
Carnival Unit                                           18,033                328,020
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (2.0%)
Centex                                                  21,881                186,208
DR Horton                                               20,964                124,945
KB Home                                                 15,170(f)             161,864
Lennar Cl A                                             15,105                116,157
Whirlpool                                                3,334(f)             111,456
                                                                      ---------------
Total                                                                         700,630
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.5%)
3M                                                       1,438                 77,350
Tyco Intl                                                5,563(c)             116,934
                                                                      ---------------
Total                                                                         194,284
-------------------------------------------------------------------------------------

INSURANCE (9.9%)
ACE                                                     15,951(c)             696,420
AFLAC                                                    9,475                219,915
Allstate                                                 8,006                173,490
Arch Capital Group                                       1,432(b,c)            86,135
Chubb                                                    4,404(f)             187,522
Endurance Specialty Holdings                             2,399(c,f)            65,397
Everest Re Group                                        10,622(c)             669,186
Marsh & McLennan Companies                              18,757                362,573
Prudential Financial                                     9,691(f)             249,543
RenaissanceRe Holdings                                   2,284(c)             102,072
Travelers Companies                                     12,462                481,532
XL Capital Cl A                                         63,256(c)             183,442
                                                                      ---------------
Total                                                                       3,477,227
-------------------------------------------------------------------------------------

MACHINERY (5.9%)
Caterpillar                                             24,904                768,288
Deere & Co                                               5,228(f)             181,621
Eaton                                                    7,452                328,037
Flowserve                                                1,566                 83,483
Illinois Tool Works                                     15,719                513,383
Ingersoll-Rand Cl A                                      1,962(c)              31,804
Parker Hannifin                                          4,594                175,537
                                                                      ---------------
Total                                                                       2,082,153
-------------------------------------------------------------------------------------

MEDIA (0.2%)
Sirius XM Radio                                        100,832(b)              12,100
Virgin Media                                             9,080(e)              41,223
                                                                      ---------------
Total                                                                          53,323
-------------------------------------------------------------------------------------

METALS & MINING (0.2%)
Alcoa                                                    9,637                 75,072
-------------------------------------------------------------------------------------

MULTILINE RETAIL (1.0%)
JC Penney                                                5,344(f)              89,512
Kohl's                                                   3,025(b,f)           111,048
Macy's                                                   6,310                 56,475
Target                                                   3,127(f)              97,562
                                                                      ---------------
Total                                                                         354,597
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                  RIVERSOURCE LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

MULTI-UTILITIES (1.0%)
Dominion Resources                                       4,654               $163,728
Xcel Energy                                             10,071                185,910
                                                                      ---------------
Total                                                                         349,638
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (14.2%)
Anadarko Petroleum                                       9,681                355,680
Apache                                                   4,949                371,175
BP ADR                                                   5,528(c,f)           234,774
Chevron                                                 20,286              1,430,569
ConocoPhillips                                          21,226              1,008,872
Devon Energy                                             4,654                286,686
Exxon Mobil                                             13,068                999,441
Marathon Oil                                             3,402                 92,636
Petroleo Brasileiro ADR                                  3,559(c)              93,246
Royal Dutch Shell ADR                                    2,687(c)             132,281
                                                                      ---------------
Total                                                                       5,005,360
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.5%)
Intl Paper                                               9,667                 88,163
Weyerhaeuser                                             3,828(f)             104,658
                                                                      ---------------
Total                                                                         192,821
-------------------------------------------------------------------------------------

PHARMACEUTICALS (6.5%)
Bristol-Myers Squibb                                    22,703                486,071
Johnson & Johnson                                        5,916                341,294
Merck & Co                                              17,614                502,880
Pfizer                                                  23,449                341,886
Schering-Plough                                         17,328(f)             304,280
Wyeth                                                    7,934                340,924
                                                                      ---------------
Total                                                                       2,317,335
-------------------------------------------------------------------------------------

ROAD & RAIL (0.1%)
Hertz Global Holdings                                    6,300(b,f)            31,878
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.2%)
Atmel                                                   26,921(b)              89,916
Fairchild Semiconductor Intl                            11,070(b)              50,369
Infineon Technologies                                    6,717(b,c,f)           5,986
Infineon Technologies ADR                               11,529(b,c)             9,915
Intel                                                   84,589              1,091,197
Micron Technology                                       36,831(b,f)           137,011
ON Semiconductor                                         5,917(b)              24,674
Spansion Cl A                                           13,060(b)                 875
STMicroelectronics                                      28,452(c)             147,097
Taiwan Semiconductor Mfg ADR                            25,479(c)             192,112
Teradyne                                                18,028(b)              86,715
                                                                      ---------------
Total                                                                       1,835,867
-------------------------------------------------------------------------------------

SOFTWARE (1.7%)
Microsoft                                               22,878                391,213
Oracle                                                  13,550(b)             228,047
                                                                      ---------------
Total                                                                         619,260
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.1%)
Home Depot                                              11,945                257,176
Lowe's Companies                                         8,016(f)             146,452
                                                                      ---------------
Total                                                                         403,628
-------------------------------------------------------------------------------------

TOBACCO (4.1%)
Lorillard                                               13,841                822,986
Philip Morris Intl                                      16,843                625,717
                                                                      ---------------
Total                                                                       1,448,703
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.6%)
Vodafone Group ADR                                      10,960(c,f)           203,746
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $45,491,369)                                                       $33,958,810
-------------------------------------------------------------------------------------



MONEY MARKET FUND (2.5%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term
 Cash Fund, 0.47%                                      869,154(g)            $869,154
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $869,154)                                                             $869,154
-------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL
 RECEIVED FOR SECURITIES ON LOAN
 (13.0%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     4,592,388             $4,592,388
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $4,592,388)                                                         $4,592,388
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $50,952,911)(h)                                                    $39,420,352
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Jan. 31, 2009, the value of foreign securities represented 10.0% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2009, the value of these securities amounted to $16,350 or 0.05% of net assets.

(e)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). Information concerning such security holdings at Jan. 31, 2009, is as follows:

                                                ACQUISITION
     SECURITY                                      DATES                COST
     -------------------------------------------------------------------------
     Apollo Management LP*                08-02-07 thru 01-16-08      $240,576
     Virgin Media                         03-14-08 thru 04-10-08       122,462


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(f) At Jan. 31, 2009, security was partially or fully on loan. See Note 5 to the financial statements.

(g) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at Jan. 31, 2009.


--------------------------------------------------------------------------------
                  RIVERSOURCE LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(h) At Jan. 31, 2009, the cost of securities for federal income tax purposes was approximately $50,953,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                            $505,000
     Unrealized depreciation                         (12,038,000)
     -----------------------------------------------------------
     Net unrealized depreciation                    $(11,533,000)
     -----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
14  RIVERSOURCE LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Jan. 31, 2009:

                                          FAIR VALUE AT JAN. 31, 2009
                           --------------------------------------------------------
                                LEVEL 1        LEVEL 2
                             QUOTED PRICES      OTHER        LEVEL 3
                               IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                              MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION                IDENTICAL ASSETS     INPUTS       INPUTS        TOTAL
-----------------------------------------------------------------------------------
Investments in securities     $39,303,291      $117,061        $--      $39,420,352





HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
                  RIVERSOURCE LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  15

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JAN. 31, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $45,491,369)              $ 33,958,810
  Affiliated money market fund (identified cost $869,154)               869,154
  Investments of cash collateral received for securities on loan
    (identified cost $4,592,388)                                      4,592,388
-------------------------------------------------------------------------------
Total investments in securities (identified cost $50,952,911)        39,420,352
Capital shares receivable                                                 9,805
Dividends and accrued interest receivable                                96,545
Receivable for investment securities sold                               618,127
-------------------------------------------------------------------------------
Total assets                                                         40,144,829
-------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                   53,545
Payable upon return of securities loaned                              4,592,388
Accrued investment management services fees                                 596
Accrued distribution fees                                                   259
Accrued transfer agency fees                                                278
Accrued administrative services fees                                         60
Other accrued expenses                                                   99,848
-------------------------------------------------------------------------------
Total liabilities                                                     4,746,974
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 35,397,855
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $    137,783
Additional paid-in capital                                           60,739,768
Undistributed net investment income                                     234,117
Accumulated net realized gain (loss)                                (14,181,130)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                        (11,532,683)
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $ 35,397,855
-------------------------------------------------------------------------------
*Including securities on loan, at value                            $  4,335,396
-------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                             NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $18,489,196            7,199,253                       $2.57(1)
Class B                     $ 4,168,470            1,617,161                       $2.58
Class C                     $   424,860              166,354                       $2.55
Class I                     $12,295,611            4,787,853                       $2.57
Class R2                    $     2,320                  906                       $2.56
Class R3                    $     1,954                  763                       $2.56
Class R4                    $    13,454                5,233                       $2.57
Class R5                    $     1,990                  763                       $2.61
----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $2.73. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
16  RIVERSOURCE LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED JAN. 31, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $    641,446
Interest                                                                    135
Income distributions from affiliated money market fund                    6,316
Fee income from securities lending                                          782
-------------------------------------------------------------------------------
Total income                                                            648,679
-------------------------------------------------------------------------------
Expenses:
Investment management services fees                                      93,755
Distribution fees
  Class A                                                                31,958
  Class B                                                                27,897
  Class C                                                                 2,647
  Class R2                                                                    7
  Class R3                                                                    3
Transfer agency fees
  Class A                                                                42,506
  Class B                                                                 9,900
  Class C                                                                   921
  Class R4                                                                    4
Administrative services fees                                             12,669
Plan administration services fees
  Class R2                                                                    3
  Class R3                                                                    3
  Class R4                                                                   22
Compensation of board members                                               686
Custodian fees                                                           15,100
Printing and postage                                                     19,335
Registration fees                                                        31,825
Professional fees                                                        14,529
Other                                                                     1,988
-------------------------------------------------------------------------------
Total expenses                                                          305,758
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                              (32)
  Earnings and bank fee credits on cash balances                            (29)
-------------------------------------------------------------------------------
Total net expenses                                                      305,697
-------------------------------------------------------------------------------
Investment income (loss) -- net                                         342,982
-------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                  RIVERSOURCE LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  17

STATEMENT OF OPERATIONS (continued) --------------------------------------------
SIX MONTHS ENDED JAN. 31, 2009 (UNAUDITED)

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                            $(12,770,451)
  Foreign currency transactions                                            (319)
-------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (12,770,770)
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                         (6,826,944)
-------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               (19,597,714)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $(19,254,732)
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
18  RIVERSOURCE LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      JAN. 31, 2009  JULY 31, 2008
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $    342,982   $  1,045,750
Net realized gain (loss) on investments                                 (12,770,770)       927,507
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                     (6,826,944)   (16,296,453)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         (19,254,732)   (14,323,196)
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                                (355,895)      (682,628)
    Class B                                                                 (13,356)       (32,633)
    Class C                                                                  (3,634)        (4,493)
    Class I                                                                (226,632)      (311,395)
    Class R2                                                                    (51)           (49)
    Class R3                                                                    (51)           (60)
    Class R4                                                                   (437)          (623)
    Class R5                                                                    (56)            --
  Net realized gain
    Class A                                                                (159,185)    (4,625,594)
    Class B                                                                 (35,901)    (1,148,253)
    Class C                                                                  (3,687)       (84,730)
    Class I                                                                 (66,705)    (1,493,181)
    Class R2                                                                    (19)          (369)
    Class R3                                                                    (17)          (369)
    Class R4                                                                   (112)        (3,183)
    Class R5                                                                    (17)          (369)
--------------------------------------------------------------------------------------------------
Total distributions                                                        (865,755)    (8,387,929)
--------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                  RIVERSOURCE LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  19

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------

                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      JAN. 31, 2009  JULY 31, 2008
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                       $  2,846,794   $  4,629,689
  Class B shares                                                            477,414        701,838
  Class C shares                                                             90,238        135,278
  Class I shares                                                          6,040,859      2,612,695
  Class R2 shares                                                               424             --
  Class R4 shares                                                                --          1,000
Reinvestment of distributions at net asset value
  Class A shares                                                            501,092      5,196,120
  Class B shares                                                             48,538      1,166,160
  Class C shares                                                              7,274         87,581
  Class I shares                                                            293,251      1,804,061
  Class R2 shares                                                                 9             --
  Class R4 shares                                                               335          2,650
Payments for redemptions
  Class A shares                                                         (7,743,560)   (22,746,329)
  Class B shares                                                         (1,041,821)    (6,130,946)
  Class C shares                                                            (81,094)      (340,594)
  Class I shares                                                           (255,576)    (5,559,082)
  Class R4 shares                                                                --        (10,330)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions         1,184,177    (18,450,209)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 (18,936,310)   (41,161,334)
Net assets at beginning of period                                        54,334,165     95,495,499
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $ 35,397,855   $ 54,334,165
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                    $    234,117   $    491,247
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
20  RIVERSOURCE LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(h)          2008         2007         2006         2005
Net asset value, beginning of period                 $4.18        $5.71        $5.88        $5.83        $5.34
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .03(b)       .07(b)       .06(b)       .09          .06
Net gains (losses) (both realized and
 unrealized)                                         (1.57)       (1.05)         .77          .32          .70
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.54)        (.98)         .83          .41          .76
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.05)        (.07)        (.07)        (.07)        (.04)
Distributions from realized gains                     (.02)        (.48)        (.93)        (.29)        (.23)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.07)        (.55)       (1.00)        (.36)        (.27)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.57        $4.18        $5.71        $5.88        $5.83
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $18          $35          $62          $63          $74
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                1.48%(e)     1.31%        1.28%        1.21%        1.29%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.59%(e)     1.41%         .99%        1.35%        1.07%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                43%          24%          35%          46%          57%
--------------------------------------------------------------------------------------------------------------
Total return(f)                                    (36.97%)(g)  (18.65%)      14.47%        7.39%       14.52%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.
(h) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                  RIVERSOURCE LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  21

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(h)          2008         2007         2006         2005
Net asset value, beginning of period                 $4.15        $5.66        $5.82        $5.77        $5.29
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .01(b)       .03(b)       .01(b)       .04          .01
Net gains (losses) (both realized and
 unrealized)                                         (1.55)       (1.04)         .78          .32          .70
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.54)       (1.01)         .79          .36          .71
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.01)        (.02)        (.02)        (.02)          --
Distributions from realized gains                     (.02)        (.48)        (.93)        (.29)        (.23)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.03)        (.50)        (.95)        (.31)        (.23)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.58        $4.15        $5.66        $5.82        $5.77
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $4           $7          $15          $19          $28
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                2.25%(e)     2.07%        2.05%        1.97%        2.05%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .83%(e)      .65%         .23%         .59%         .30%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                43%          24%          35%          46%          57%
--------------------------------------------------------------------------------------------------------------
Total return(f)                                    (37.17%)(g)  (19.35%)      13.75%        6.51%       13.66%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.
(h) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  RIVERSOURCE LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(h)          2008         2007         2006         2005
Net asset value, beginning of period                 $4.13        $5.64        $5.82        $5.77        $5.29
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .01(b)       .03(b)       .01(b)       .04          .01
Net gains (losses) (both realized and
 unrealized)                                         (1.55)       (1.03)         .76          .32          .70
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.54)       (1.00)         .77          .36          .71
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.02)        (.03)        (.02)        (.02)          --
Distributions from realized gains                     (.02)        (.48)        (.93)        (.29)        (.23)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.04)        (.51)        (.95)        (.31)        (.23)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.55        $4.13        $5.64        $5.82        $5.77
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--           $1           $1           $1           $1
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                2.24%(e)     2.08%        2.04%        1.98%        2.06%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                          .82%(e)      .65%         .23%         .58%         .30%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                43%          24%          35%          46%          57%
--------------------------------------------------------------------------------------------------------------
Total return(f)                                    (37.30%)(g)  (19.25%)      13.50%        6.56%       13.62%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Total return does not reflect payment of a sales charge.
(g) Not annualized.
(h) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                  RIVERSOURCE LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  23

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(g)          2008         2007         2006         2005
Net asset value, beginning of period                 $4.20        $5.75        $5.91        $5.86        $5.36
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .04(b)       .10(b)       .08(b)       .12          .07
Net gains (losses) (both realized and
 unrealized)                                         (1.57)       (1.07)         .79          .32          .72
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.53)        (.97)         .87          .44          .79
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.08)        (.10)        (.10)        (.10)        (.06)
Distributions from realized gains                     (.02)        (.48)        (.93)        (.29)        (.23)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.10)        (.58)       (1.03)        (.39)        (.29)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.57        $4.20        $5.75        $5.91        $5.86
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $12          $11          $17          $13          $38
--------------------------------------------------------------------------------------------------------------
Total expenses(c),(d)                                 .90%(e)      .86%         .85%         .75%         .86%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.16%(e)     1.87%        1.41%        1.85%        1.50%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                43%          24%          35%          46%          57%
--------------------------------------------------------------------------------------------------------------
Total return                                       (36.71%)(f)  (18.41%)      15.10%        7.86%       14.97%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) Not annualized.
(g) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  RIVERSOURCE LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(j)          2008     2007(b)
Net asset value, beginning of period                 $4.18        $5.69        $6.55
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .03          .07          .02
Net gains (losses) (both realized and
 unrealized)                                         (1.57)       (1.03)         .15
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.54)        (.96)         .17
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.06)        (.07)        (.10)
Distributions from realized gains                     (.02)        (.48)        (.93)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.08)        (.55)       (1.03)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.56        $4.18        $5.69
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.65%(f)     1.65%        1.63%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.39%(f)     1.41%        1.63%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.66%(f)     1.32%         .55%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                43%          24%          35%
--------------------------------------------------------------------------------------------------------------
Total return                                       (37.02%)(i)  (18.44%)       2.84%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(i) Not annualized.
(j) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                  RIVERSOURCE LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  25

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(j)          2008     2007(b)
Net asset value, beginning of period                 $4.18        $5.70        $6.55
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .03          .08          .03
Net gains (losses) (both realized and
 unrealized)                                         (1.56)       (1.04)         .15
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.53)        (.96)         .18
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.07)        (.08)        (.10)
Distributions from realized gains                     (.02)        (.48)        (.93)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.09)        (.56)       (1.03)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.56        $4.18        $5.70
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.43%(f)     1.39%        1.38%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.18%(f)     1.15%        1.38%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         1.87%(f)     1.58%         .80%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                43%          24%          35%
--------------------------------------------------------------------------------------------------------------
Total return                                       (36.82%)(i)  (18.38%)       3.03%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(i) Not annualized.
(j) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  RIVERSOURCE LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(i)          2008         2007         2006         2005
Net asset value, beginning of period                 $4.22        $5.74        $5.90        $5.85        $5.36
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .04(b)       .10(b)       .07(b)       .10          .07
Net gains (losses) (both realized and
 unrealized)                                         (1.58)       (1.04)         .78          .32          .70
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.54)        (.94)         .85          .42          .77
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.09)        (.10)        (.08)        (.08)        (.05)
Distributions from realized gains                     (.02)        (.48)        (.93)        (.29)        (.23)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.11)        (.58)       (1.01)        (.37)        (.28)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.57        $4.22        $5.74        $5.90        $5.85
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.20%(e)     1.15%        1.13%        1.00%        1.11%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                      .90%(e)      .81%        1.12%        1.00%        1.11%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.17%(e)     1.90%        1.14%        1.69%        1.25%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                43%          24%          35%          46%          57%
--------------------------------------------------------------------------------------------------------------
Total return                                       (36.78%)(h)  (17.99%)      14.67%        7.55%       14.67%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(h) Not annualized.
(i) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                  RIVERSOURCE LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  27

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended July 31,                      2009(h)          2008     2007(b)
Net asset value, beginning of period                 $4.26        $5.72        $6.55
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .04          .09          .05
Net gains (losses) (both realized and
 unrealized)                                         (1.59)       (1.07)         .15
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.55)        (.98)         .20
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.08)          --         (.10)
Distributions from realized gains                     (.02)        (.48)        (.93)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.10)        (.48)       (1.03)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $2.61        $4.26        $5.72
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Total expenses(d),(e)                                 .92%(f)      .92%         .83%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         2.13%(f)     1.81%        1.45%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                43%          24%          35%
--------------------------------------------------------------------------------------------------------------
Total return                                       (36.70%)(g)  (18.41%)       3.40%(g)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 11, 2006 (inception date) to July 31, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Jan. 31, 2009 and for the year ended July 31, 2008.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) Not annualized.
(h) Six months ended Jan. 31, 2009 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
28  RIVERSOURCE LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO JAN. 31, 2009)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Large Cap Value Fund (the Fund) is a series of RiverSource Large Cap Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Large Cap Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in equity securities of companies with a market capitalization greater than $5 billion.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

At Jan. 31, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares and the Investment Manager owned 100% of Class R3 and Class R5 shares. At Jan. 31, 2009, the Investment Manager and the RiverSource affiliated funds-of-funds owned approximately 35% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


--------------------------------------------------------------------------------
                  RIVERSOURCE LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

VALUATION OF SECURITIES
Effective Aug. 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably

--------------------------------------------------------------------------------
30  RIVERSOURCE LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

ILLIQUID SECURITIES
At Jan. 31, 2009, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Jan. 31, 2009 was $57,573 representing 0.16% of net assets. Certain illiquid securities may be valued by management at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the New York Stock Exchange. The Fund will realize a gain or loss when the option

--------------------------------------------------------------------------------
                  RIVERSOURCE LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At Jan. 31, 2009, and for the six months then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At Jan. 31, 2009, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counterparty will not complete its

--------------------------------------------------------------------------------
32  RIVERSOURCE LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



contract obligations. At Jan. 31, 2009, the Fund had no outstanding forward foreign currency contracts.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, re-characterization of REIT distributions, investments in partnerships and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45". The amendments to FSP FAS 133-1 and FIN 45-4 require

--------------------------------------------------------------------------------
                  RIVERSOURCE LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

enhanced disclosures about a fund's derivatives and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At Jan. 31, 2009, the Fund did not own nor was it a party to any credit derivative contracts within the scope of these amendments.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of Jan. 31, 2009, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.60% to 0.375% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the

--------------------------------------------------------------------------------
34  RIVERSOURCE LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Large-Cap Value Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $32,938 for the six months ended Jan. 31, 2009. The management fee for the six months ended Jan. 31, 2009 was 0.44% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the six months ended Jan. 31, 2009 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Jan. 31, 2009, other expenses paid to this company were $143.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares.


--------------------------------------------------------------------------------
                  RIVERSOURCE LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $204,000 and $5,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Jan. 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $14,025 for Class A, $1,739 for Class B and $14 for Class C for the six months ended Jan. 31, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended Jan. 31, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class R2............................................  1.39%
Class R3............................................  1.18
Class R4............................................  0.90




--------------------------------------------------------------------------------
36  RIVERSOURCE LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class R4.............................................   $4


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R2.............................................   $3
Class R3.............................................    3
Class R4.............................................   22


The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until July 31, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the Fund's average daily net assets:

Class R4............................................  1.13%


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

EARNINGS AND BANK FEE CREDITS
During the six months ended Jan. 31, 2009, the Fund's transfer agency fees were reduced by $29 as a result of bank fee credits from overnight cash balances.

CUSTODIAN FEES
Effective Dec. 15, 2008, the Fund pays custodian fees to JPMorgan Chase Bank, N.A. Prior to Dec. 15, 2008, the Fund paid custodian fees amounting to $11,773 to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $18,213,016 and $18,141,271, respectively, for the six months ended Jan. 31, 2009. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
                  RIVERSOURCE LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                       SIX MONTHS ENDED JAN. 31, 2009
                                      ISSUED FOR
                                      REINVESTED                       NET
                            SOLD    DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                    953,615      177,065    (2,328,848)      (1,198,168)
Class B                    156,605       17,091      (322,381)        (148,685)
Class C                     30,003        2,589       (25,800)           6,792
Class I                  2,093,468      103,990       (81,445)       2,116,013
Class R2                       140            3            --              143
Class R4                        --          118            --              118
----------------------------------------------------------------------------------


                                          YEAR ENDED JULY 31, 2008
                                      ISSUED FOR
                                      REINVESTED                       NET
                            SOLD    DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                    972,781    1,043,398    (4,547,178)      (2,530,999)
Class B                    144,597      234,640    (1,285,647)        (906,410)
Class C                     26,989       17,693       (69,667)         (24,985)
Class I                    513,889      361,535    (1,138,246)        (262,822)
Class R4                       213          530        (2,217)          (1,474)
----------------------------------------------------------------------------------


5. LENDING OF PORTFOLIO SECURITIES

Effective Dec. 1, 2008, the Fund has entered into a Master Securities Lending Agreement ("the Agreement") with JPMorgan Chase Bank, National Association ("JPMorgan"). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers on behalf of the Fund. Pursuant to the Agreement, all loaned securities are initially collateralized in an amount equivalent to 102% (for securities denominated in U.S. dollars) or 105% (for all other securities) of the value of the loaned securities, including accrued interest in the case of fixed income securities. Collateral is maintained over the life of the loan thereafter in an amount not less than 100% of the market value of loaned securities, as determined at the close of each business day, except to the extent that a collateral shortfall is due to a diminution in the market value of authorized investments in which cash collateral is invested. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Collateral is either in the form of cash or U.S. government securities. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash

--------------------------------------------------------------------------------
38  RIVERSOURCE LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



collateral are listed on the Portfolio of Investments and the value of cash collateral received at period end is disclosed on the Statement of Assets and Liabilities along with the related obligation to return the collateral upon return of the securities loaned. At Jan. 31, 2009, securities valued at $4,335,396 were on loan secured by cash collateral of $4,592,388 invested in short-term or cash equivalents.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Income of $782 earned from securities lending from Dec. 1, 2008 through Jan. 31, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to Dec. 1, 2008, RiverSource Investments, LLC served as securities lending agent for the Fund under the Securities Lending Agency Agreement. For the period from Aug. 1, 2008 to Nov. 30, 2008, the Fund had no securities on loan.

6. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $12,375,731 and $12,186,062, respectively, for the six months ended Jan. 31, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found on the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Jan. 31, 2009, can be found in the Portfolio of Investments.

7. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the

--------------------------------------------------------------------------------
                  RIVERSOURCE LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended Jan. 31, 2009.

Under the prior credit facility which was effective until Oct. 15, 2008, the Fund had entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A., whereby the Fund was permitted to borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed

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40  RIVERSOURCE LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc. (which is now known as RiverSource Fund Distributors, Inc.), relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate

--------------------------------------------------------------------------------
                  RIVERSOURCE LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. and Brian
T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman will pay $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


--------------------------------------------------------------------------------
42  RIVERSOURCE LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
                  RIVERSOURCE LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  43

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
44  RIVERSOURCE LARGE CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

RIVERSOURCE LARGE CAP VALUE FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., and
                                RiverSource Fund Distributors, Inc., Members FINRA, and
                                managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C) 2009 RiverSource Investments, LLC.                             S-6257 H (4/09)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  RiverSource Large Cap Series, Inc.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date April 1, 2009


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date April 1, 2009